UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02368

Name of Registrant: Vanguard Fixed Income Securities Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: October 31, 2012

Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.5%)
U.S. Government Securities (2.1%)
1	United States Treasury Note/Bond	4.500%	2/15/36	125,000	165,879
1	United States Treasury Note/Bond	3.500%	2/15/39	51,850	59,166
	United States Treasury Note/Bond	3.125%	11/15/41	20,000	21,153
	United States Treasury Strip Principal	0.000%	2/15/36	100,000	51,552
					297,750
Agency Notes (0.4%)
8	Tennessee Valley Authority	5.250%	9/15/39	42,000	55,638
					55,638
Total U.S. Government and Agency Obligations (Cost $334,578)					353,388
Corporate Bonds (76.4%)
Finance (21.2%)
	Banking (12.0%)
	American Express Co.	8.150%	3/19/38	18,290	29,372
	Bank of America Corp.	5.875%	2/7/42	19,635	23,959
	Bank of America NA	6.000%	10/15/36	52,750	64,438
	Bank One Corp.	7.750%	7/15/25	25,000	32,092
	Bank One Corp.	7.625%	10/15/26	25,950	33,970
	Bank One Corp.	8.000%	4/29/27	30,869	41,687
	Citigroup Inc.	6.875%	6/1/25	10,000	12,995
	Citigroup Inc.	6.625%	1/15/28	25,000	30,516
	Citigroup Inc.	6.625%	6/15/32	60,905	70,331
	Citigroup Inc.	5.875%	2/22/33	7,190	7,579
	Citigroup Inc.	6.000%	10/31/33	44,655	47,637
	Citigroup Inc.	5.850%	12/11/34	11,992	14,147
	Citigroup Inc.	6.125%	8/25/36	37,085	40,653
	Citigroup Inc.	5.875%	5/29/37	11,150	13,602
	Citigroup Inc.	6.875%	3/5/38	20,000	26,574
	Citigroup Inc.	8.125%	7/15/39	4,330	6,526
	Citigroup Inc.	5.875%	1/30/42	13,085	16,163
	Goldman Sachs Group Inc.	6.125%	2/15/33	55,725	62,724
	Goldman Sachs Group Inc.	6.450%	5/1/36	58,000	61,633
	Goldman Sachs Group Inc.	6.750%	10/1/37	80,330	88,047
	Goldman Sachs Group Inc.	6.250%	2/1/41	37,000	43,318
	HSBC Bank USA NA	5.875%	11/1/34	50,700	59,494
	HSBC Bank USA NA	5.625%	8/15/35	32,775	37,276
	HSBC Holdings plc	7.625%	5/17/32	21,200	26,996
	HSBC Holdings plc	6.500%	9/15/37	23,600	28,869
	HSBC Holdings plc	6.800%	6/1/38	93,749	119,533
	JPMorgan Chase & Co.	3.250%	9/23/22	5,915	6,062
	JPMorgan Chase & Co.	6.400%	5/15/38	93,150	123,261
	JPMorgan Chase & Co.	5.500%	10/15/40	19,500	23,641
	JPMorgan Chase & Co.	5.400%	1/6/42	12,135	14,567
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	48,050	52,342
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	28,830	37,760
	Morgan Stanley	5.500%	7/28/21	19,325	21,505
	Morgan Stanley	4.875%	11/1/22	12,325	12,399
	Morgan Stanley	6.250%	8/9/26	12,850	14,939
	Morgan Stanley	7.250%	4/1/32	25,350	31,827

	Morgan Stanley	6.375%	7/24/42	42,575	49,372
2	Nordea Bank AB	4.875%	5/13/21	6,511	6,901
	Wachovia Bank NA	5.850%	2/1/37	34,350	43,829
	Wachovia Bank NA	6.600%	1/15/38	61,225	86,328
	Wachovia Corp.	6.605%	10/1/25	30,000	37,137
	Wachovia Corp.	5.500%	8/1/35	19,830	22,908
	Wells Fargo Bank NA	5.950%	8/26/36	34,970	44,923

	Brokerage (0.2%)
2	FMR LLC	6.450%	11/15/39	25,300	30,915
2	FMR LLC	6.500%	12/14/40	2,215	2,733

	Finance Companies (3.0%)
	General Electric Capital Corp.	5.300%	2/11/21	14,960	17,393
	General Electric Capital Corp.	6.750%	3/15/32	126,995	168,569
	General Electric Capital Corp.	5.875%	1/14/38	110,905	136,601
	General Electric Capital Corp.	6.875%	1/10/39	57,420	79,139
3	General Electric Capital Corp.	6.250%	12/15/49	10,000	10,864

	Insurance (5.9%)
	ACE Capital Trust II	9.700%	4/1/30	10,000	14,400
	Allstate Corp.	5.550%	5/9/35	17,075	21,415
	Allstate Corp.	5.200%	1/15/42	1,085	1,323
	American International Group Inc.	4.875%	6/1/22	15,180	17,118
	AXA Financial Inc.	7.000%	4/1/28	24,910	29,764
2	Guardian Life Insurance Co. of America	7.375%	9/30/39	9,925	13,853
2	Jackson National Life Insurance Co.	8.150%	3/15/27	2,130	2,698
2	John Hancock Life Insurance Co.	7.375%	2/15/24	30,000	37,963
2	Liberty Mutual Insurance Co.	8.500%	5/15/25	23,335	30,364
[2,3] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	15,970	20,713
2	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	19,282	29,611
	MetLife Inc.	6.500%	12/15/32	8,990	11,850
	MetLife Inc.	4.125%	8/13/42	12,500	12,593
2	Metropolitan Life Insurance Co.	7.800%	11/1/25	35,000	46,687
	Munich Re America Corp.	7.450%	12/15/26	8,500	11,006
2	Nationwide Mutual Insurance Co.	9.375%	8/15/39	22,950	32,997
2	New York Life Insurance Co.	5.875%	5/15/33	50,275	60,989
2	Pacific Life Insurance Co.	9.250%	6/15/39	24,945	35,429
	Principal Financial Group Inc.	4.625%	9/15/42	2,695	2,799
	Prudential Financial Inc.	5.750%	7/15/33	13,000	15,074
	Prudential Financial Inc.	5.400%	6/13/35	5,000	5,633
	Prudential Financial Inc.	6.200%	11/15/40	10,520	13,153
2	Teachers Insurance & Annuity Association of
	America	6.850%	12/16/39	22,070	30,576
	Travelers Cos. Inc.	6.750%	6/20/36	5,000	7,039
	UnitedHealth Group Inc.	5.800%	3/15/36	50,236	62,543
	UnitedHealth Group Inc.	6.625%	11/15/37	12,740	17,616
	UnitedHealth Group Inc.	6.875%	2/15/38	31,922	45,132
	UnitedHealth Group Inc.	5.700%	10/15/40	3,592	4,577
	UnitedHealth Group Inc.	5.950%	2/15/41	9,835	12,921
	UnitedHealth Group Inc.	4.625%	11/15/41	36,745	40,997
	UnitedHealth Group Inc.	4.375%	3/15/42	11,166	12,003
	WellPoint Inc.	5.850%	1/15/36	16,700	19,920
	WellPoint Inc.	6.375%	6/15/37	27,516	35,138
	WellPoint Inc.	5.800%	8/15/40	5,000	6,069
	WellPoint Inc.	4.625%	5/15/42	39,000	41,437
	WellPoint Inc.	4.650%	1/15/43	8,080	8,622

XL Group plc	6.375%	11/15/24	8,500	9,970

Real Estate Investment Trusts (0.1%)
Simon Property Group LP	6.750%	2/1/40	11,900	16,767
				2,954,805
Industrial (42.2%)
Basic Industry (0.5%)
Dow Chemical Co.	7.375%	11/1/29	8,450	11,434
Rio Tinto Finance USA plc	4.125%	8/21/42	15,000	15,453
Teck Resources Ltd.	6.250%	7/15/41	5,000	5,698
Teck Resources Ltd.	5.200%	3/1/42	30,020	30,530

Capital Goods (3.5%)
3M Co.	6.375%	2/15/28	30,895	41,991
3M Co.	5.700%	3/15/37	15,000	20,833
Boeing Co.	6.125%	2/15/33	22,175	29,983
Boeing Co.	7.875%	4/15/43	8,000	12,750
2 Caterpillar Inc.	3.803%	8/15/42	46,400	47,926
Deere & Co.	7.125%	3/3/31	15,000	21,612
Deere & Co.	3.900%	6/9/42	34,755	36,699
General Electric Co.	4.125%	10/9/42	9,925	10,279
Lockheed Martin Corp.	6.150%	9/1/36	4,600	6,032
Raytheon Co.	4.700%	12/15/41	18,960	22,166
2 Siemens Financieringsmaatschappij NV	6.125%	8/17/26	30,835	40,348
United Technologies Corp.	7.500%	9/15/29	14,300	21,253
United Technologies Corp.	6.125%	7/15/38	34,000	46,883
United Technologies Corp.	5.700%	4/15/40	18,150	24,368
United Technologies Corp.	4.500%	6/1/42	93,640	107,012

Communication (9.7%)
Alltel Corp.	6.800%	5/1/29	2,697	3,758
Alltel Corp.	7.875%	7/1/32	24,162	38,803
America Movil SAB de CV	6.125%	3/30/40	25,720	33,341
America Movil SAB de CV	4.375%	7/16/42	38,010	39,512
AT&T Inc.	6.500%	9/1/37	34,400	46,578
AT&T Inc.	6.300%	1/15/38	31,400	41,878
AT&T Inc.	6.400%	5/15/38	10,000	13,403
AT&T Inc.	6.550%	2/15/39	15,000	20,572
AT&T Inc.	5.350%	9/1/40	98,161	119,312
AT&T Inc.	5.550%	8/15/41	14,925	18,764
AT&T Mobility LLC	7.125%	12/15/31	12,000	16,873
BellSouth Corp.	6.875%	10/15/31	30,000	37,595
BellSouth Corp.	6.000%	11/15/34	40,000	46,175
BellSouth Telecommunications Inc.	7.000%	12/1/95	3,914	5,013
British Telecommunications plc	9.625%	12/15/30	10,000	16,473
CBS Corp.	7.875%	9/1/23	4,325	5,587
CBS Corp.	7.875%	7/30/30	37,000	51,909
Comcast Corp.	5.650%	6/15/35	39,414	46,541
Comcast Corp.	6.950%	8/15/37	2,030	2,806
Comcast Corp.	4.650%	7/15/42	6,320	6,821
2 COX Communications Inc.	6.450%	12/1/36	10,000	12,673
2 COX Communications Inc.	8.375%	3/1/39	21,310	33,507
Deutsche Telekom International Finance BV	8.750%	6/15/30	17,530	27,004
2 Deutsche Telekom International Finance BV	4.875%	3/6/42	4,050	4,357
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	30,000	31,153
France Telecom SA	8.500%	3/1/31	44,675	67,908

GTE Corp.	6.940%	4/15/28	20,000	27,056
Indiana Bell Telephone Co. Inc.	7.300%	8/15/26	20,000	25,972
NBCUniversal Media LLC	5.950%	4/1/41	4,265	5,314
NBCUniversal Media LLC	4.450%	1/15/43	19,400	19,952
News America Inc.	6.400%	12/15/35	28,000	35,682
News America Inc.	6.900%	8/15/39	5,000	6,826
News America Inc.	6.150%	2/15/41	10,400	13,425
News America Inc.	7.900%	12/1/95	10,000	13,248
Pacific Bell Telephone Co.	7.125%	3/15/26	10,000	13,523
Time Warner Cable Inc.	6.550%	5/1/37	35,000	45,079
Time Warner Cable Inc.	6.750%	6/15/39	3,110	4,159
Time Warner Cable Inc.	5.875%	11/15/40	11,745	14,193
Time Warner Cable Inc.	4.500%	9/15/42	7,970	8,033
Verizon Communications Inc.	5.850%	9/15/35	35,000	45,504
Verizon Communications Inc.	6.250%	4/1/37	20,000	27,467
Verizon Communications Inc.	6.400%	2/15/38	53,849	74,267
Verizon Communications Inc.	6.900%	4/15/38	28,708	41,795
Verizon Communications Inc.	7.350%	4/1/39	15,950	24,397
Verizon Communications Inc.	6.000%	4/1/41	26,550	36,178
Verizon Global Funding Corp.	7.750%	12/1/30	29,750	44,750
Verizon Maryland Inc.	5.125%	6/15/33	12,000	13,082
Verizon Pennsylvania Inc.	8.350%	12/15/30	6,260	8,509
Vodafone Group plc	6.150%	2/27/37	15,705	21,615

Consumer Cyclical (6.8%)
CVS Caremark Corp.	6.250%	6/1/27	27,335	37,184
CVS Caremark Corp.	6.125%	9/15/39	6,000	8,013
CVS Caremark Corp.	5.750%	5/15/41	2,000	2,575
Daimler Finance North America LLC	8.500%	1/18/31	24,494	38,856
Historic TW Inc.	6.625%	5/15/29	24,775	31,878
Home Depot Inc.	5.875%	12/16/36	34,775	46,965
Home Depot Inc.	5.950%	4/1/41	14,000	19,442
Lowe's Cos. Inc.	6.500%	3/15/29	26,010	33,573
Lowe's Cos. Inc.	5.800%	10/15/36	9,300	11,694
McDonald's Corp.	6.300%	10/15/37	30,935	44,468
McDonald's Corp.	6.300%	3/1/38	36,635	52,888
McDonald's Corp.	5.700%	2/1/39	14,500	19,788
McDonald's Corp.	3.700%	2/15/42	2,715	2,823
Target Corp.	6.650%	8/1/28	15,000	19,482
Target Corp.	7.000%	7/15/31	20,000	28,336
Target Corp.	6.500%	10/15/37	15,850	22,284
Target Corp.	7.000%	1/15/38	36,480	54,274
Time Warner Inc.	7.625%	4/15/31	10,000	14,364
Time Warner Inc.	6.500%	11/15/36	10,000	13,004
Time Warner Inc.	4.900%	6/15/42	8,760	9,696
Wal-Mart Stores Inc.	7.550%	2/15/30	51,000	76,734
Wal-Mart Stores Inc.	5.250%	9/1/35	4,789	5,959
Wal-Mart Stores Inc.	6.500%	8/15/37	39,000	56,438
Wal-Mart Stores Inc.	6.200%	4/15/38	83,350	115,766
Wal-Mart Stores Inc.	5.625%	4/1/40	10,000	13,336
Wal-Mart Stores Inc.	4.875%	7/8/40	20,000	24,082
Wal-Mart Stores Inc.	5.000%	10/25/40	14,855	18,288
Wal-Mart Stores Inc.	5.625%	4/15/41	69,850	93,210
Walt Disney Co.	7.550%	7/15/93	25,900	32,528

Consumer Noncyclical (13.1%)
Abbott Laboratories	6.000%	4/1/39	33,870	48,225

Abbott Laboratories	5.300%	5/27/40	11,750	15,542
Altria Group Inc.	9.950%	11/10/38	19,000	32,765
Altria Group Inc.	4.250%	8/9/42	15,980	16,220
Amgen Inc.	6.375%	6/1/37	25,000	32,140
Anheuser-Busch Cos. LLC	6.750%	12/15/27	3,500	4,842
Anheuser-Busch Cos. LLC	6.800%	8/20/32	6,900	9,735
Anheuser-Busch Cos. LLC	5.750%	4/1/36	11,460	15,050
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	42,455	71,721
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	10,000	16,592
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	25,140	25,586
Archer-Daniels-Midland Co.	4.535%	3/26/42	33,274	37,066
2 Archer-Daniels-Midland Co.	4.016%	4/16/43	3,059	3,182
AstraZeneca plc	6.450%	9/15/37	70,480	99,609
AstraZeneca plc	4.000%	9/18/42	17,705	18,556
Baxter International Inc.	3.650%	8/15/42	7,390	7,592
Becton Dickinson and Co.	7.000%	8/1/27	8,300	11,438
Becton Dickinson and Co.	6.700%	8/1/28	5,066	6,714
Bestfoods	6.625%	4/15/28	30,000	42,894
Bristol-Myers Squibb Co.	6.800%	11/15/26	10,000	14,060
2 Cargill Inc.	6.125%	4/19/34	1,880	2,315
2 Cargill Inc.	6.125%	9/15/36	27,045	34,120
2 Cargill Inc.	6.625%	9/15/37	5,000	6,763
2 Cargill Inc.	4.100%	11/1/42	14,400	14,521
Dignity Health California GO	4.500%	11/1/42	20,865	20,589
Eli Lilly & Co.	5.500%	3/15/27	21,775	28,392
Gilead Sciences Inc.	5.650%	12/1/41	19,960	25,625
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	21,995	27,410
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	51,205	74,234
Johnson & Johnson	6.950%	9/1/29	22,457	32,637
Kaiser Foundation Hospitals	4.875%	4/1/42	31,328	35,272
Kellogg Co.	7.450%	4/1/31	21,620	30,734
Kimberly-Clark Corp.	6.625%	8/1/37	5,300	7,898
Kimberly-Clark Corp.	5.300%	3/1/41	17,000	22,172
2 Kraft Foods Group Inc.	6.875%	1/26/39	19,650	27,950
Medtronic Inc.	6.500%	3/15/39	21,200	30,535
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	26,775	31,548
Merck & Co. Inc.	6.500%	12/1/33	30,320	44,664
Merck & Co. Inc.	5.750%	11/15/36	11,000	15,218
Merck & Co. Inc.	6.550%	9/15/37	42,200	62,978
Merck & Co. Inc.	5.850%	6/30/39	20,000	28,271
Merck & Co. Inc.	3.600%	9/15/42	5,496	5,596
Molson Coors Brewing Co.	5.000%	5/1/42	14,795	16,864
Mondelez International Inc.	6.500%	2/9/40	10,106	14,209
North Shore Long Island Jewish Health Care
Inc.	4.800%	11/1/42	11,015	11,647
Novartis Capital Corp.	3.700%	9/21/42	5,230	5,372
Pepsi Bottling Group Inc.	7.000%	3/1/29	17,000	24,721
PepsiCo Inc.	5.500%	1/15/40	28,350	37,336
PepsiCo Inc.	4.875%	11/1/40	14,375	17,471
PepsiCo Inc.	4.000%	3/5/42	23,672	24,843
PepsiCo Inc.	3.600%	8/13/42	18,900	18,758
Pfizer Inc.	7.200%	3/15/39	46,000	72,728
Pharmacia Corp.	6.750%	12/15/27	28,000	38,857
Philip Morris International Inc.	6.375%	5/16/38	31,340	44,575
Philip Morris International Inc.	4.500%	3/20/42	15,000	16,844
Philip Morris International Inc.	3.875%	8/21/42	7,475	7,694

Procter & Gamble Co.	6.450%	1/15/26	27,000	37,058
Procter & Gamble Co.	5.500%	2/1/34	15,000	19,598
Procter & Gamble Co.	5.800%	8/15/34	2,670	3,619
Procter & Gamble Co.	5.550%	3/5/37	17,000	23,115
2 Roche Holdings Inc.	7.000%	3/1/39	47,905	74,335
2 SABMiller Holdings Inc.	4.950%	1/15/42	40,000	47,662
2 Tesco plc	6.150%	11/15/37	24,520	32,334
Wyeth LLC	6.000%	2/15/36	2,295	3,135
Wyeth LLC	5.950%	4/1/37	72,150	99,074

Energy (4.2%)
Anadarko Petroleum Corp.	7.950%	6/15/39	1,650	2,442
Apache Corp.	4.750%	4/15/43	63,960	75,234
2 BG Energy Capital plc	5.125%	10/15/41	20,800	24,785
Burlington Resources Finance Co.	7.400%	12/1/31	25,000	36,490
ConocoPhillips	7.000%	3/30/29	13,150	17,574
ConocoPhillips	5.900%	10/15/32	20,300	27,072
ConocoPhillips	6.500%	2/1/39	68,735	100,548
ConocoPhillips Holding Co.	6.950%	4/15/29	2,660	3,837
Devon Energy Corp.	5.600%	7/15/41	10,940	13,540
Devon Energy Corp.	4.750%	5/15/42	22,570	25,482
Encana Corp.	6.500%	8/15/34	15,463	19,310
Encana Corp.	5.150%	11/15/41	9,845	10,662
Halliburton Co.	4.500%	11/15/41	10,000	11,317
Hess Corp.	5.600%	2/15/41	5,700	6,851
Marathon Oil Corp.	6.600%	10/1/37	9,300	12,688
Shell International Finance BV	6.375%	12/15/38	75,000	110,345
Shell International Finance BV	5.500%	3/25/40	6,300	8,438
Texaco Capital Inc.	8.625%	11/15/31	13,000	21,169
Tosco Corp.	7.800%	1/1/27	15,000	22,327
Tosco Corp.	8.125%	2/15/30	20,000	30,116

Other Industrial (0.5%)
2 Hutchison Whampoa International 11 Ltd.	4.625%	1/13/22	36,060	40,433
Massachusetts Institute of Technology GO	5.600%	7/1/11	16,000	23,152

Technology (2.8%)
Cisco Systems Inc.	5.900%	2/15/39	39,000	52,604
Hewlett-Packard Co.	6.000%	9/15/41	36,265	35,524
HP Enterprise Services LLC	7.450%	10/15/29	6,368	7,780
Intel Corp.	4.800%	10/1/41	29,080	34,089
International Business Machines Corp.	7.000%	10/30/25	50,400	74,160
International Business Machines Corp.	5.600%	11/30/39	1,715	2,269
International Business Machines Corp.	4.000%	6/20/42	34,100	37,086
Oracle Corp.	6.500%	4/15/38	43,833	63,013
Oracle Corp.	6.125%	7/8/39	19,559	27,592
Oracle Corp.	5.375%	7/15/40	39,580	51,238

Transportation (1.1%)
Burlington Northern Santa Fe LLC	6.875%	12/1/27	25,000	32,748
Burlington Northern Santa Fe LLC	6.150%	5/1/37	4,200	5,585
Burlington Northern Santa Fe LLC	5.400%	6/1/41	4,455	5,449
Burlington Northern Santa Fe LLC	4.400%	3/15/42	10,000	10,739
Burlington Northern Santa Fe LLC	4.375%	9/1/42	10,875	11,637
CSX Corp.	4.400%	3/1/43	26,085	27,616
CSX Corp.	4.100%	3/15/44	2,800	2,814
2 ERAC USA Finance LLC	7.000%	10/15/37	14,621	18,934

2 ERAC USA Finance LLC	5.625%	3/15/42	7,225	8,156
Norfolk Southern Corp.	3.950%	10/1/42	26,365	26,823
Union Pacific Corp.	4.300%	6/15/42	8,565	9,288
				5,879,296
Utilities (13.0%)
Electric (11.5%)
Alabama Power Co.	5.700%	2/15/33	12,800	15,698
Alabama Power Co.	6.000%	3/1/39	5,475	7,366
Alabama Power Co.	5.500%	3/15/41	13,015	16,885
Alabama Power Co.	5.200%	6/1/41	15,000	18,667
Appalachian Power Co.	6.700%	8/15/37	50,000	66,312
Carolina Power & Light Co.	5.700%	4/1/35	7,500	9,701
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	15,775	15,542
Commonwealth Edison Co.	3.800%	10/1/42	22,805	23,251
Connecticut Light & Power Co.	6.350%	6/1/36	15,000	20,570
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	9,600	11,041
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	13,246
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	18,000	24,863
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	19,334
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	6,250	8,123
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,770	10,295
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,665	11,652
Consolidated Natural Gas Co.	6.800%	12/15/27	1,401	1,705
Dominion Resources Inc.	4.050%	9/15/42	8,625	9,006
Duke Energy Carolinas LLC	6.100%	6/1/37	52,400	69,301
Duke Energy Carolinas LLC	5.300%	2/15/40	4,600	5,755
Duke Energy Carolinas LLC	4.250%	12/15/41	18,000	20,060
Duke Energy Carolinas LLC	4.000%	9/30/42	27,890	29,861
Duke Energy Indiana Inc.	6.120%	10/15/35	4,895	6,303
Duke Energy Indiana Inc.	6.350%	8/15/38	4,000	5,567
Duke Energy Indiana Inc.	4.200%	3/15/42	14,100	15,089
Florida Power & Light Co.	5.625%	4/1/34	16,275	21,275
Florida Power & Light Co.	5.400%	9/1/35	13,380	16,981
Florida Power & Light Co.	5.950%	2/1/38	3,180	4,398
Florida Power & Light Co.	5.690%	3/1/40	7,350	9,973
Florida Power & Light Co.	5.250%	2/1/41	15,830	20,531
Florida Power Corp.	6.750%	2/1/28	22,375	28,134
Georgia Power Co.	5.950%	2/1/39	27,960	36,979
Georgia Power Co.	5.400%	6/1/40	10,100	12,642
Georgia Power Co.	4.750%	9/1/40	9,555	11,013
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	15,792	18,136
MidAmerican Energy Holdings Co.	6.125%	4/1/36	18,100	23,577
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	59,540	91,148
Northern States Power Co.	6.200%	7/1/37	40,000	56,231
Northern States Power Co.	3.400%	8/15/42	9,945	9,759
Oklahoma Gas & Electric Co.	6.500%	4/15/28	12,770	15,832
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	12,500	12,700
Pacific Gas & Electric Co.	6.050%	3/1/34	45,330	60,128
Pacific Gas & Electric Co.	5.800%	3/1/37	8,862	11,556
Pacific Gas & Electric Co.	6.350%	2/15/38	7,197	9,926
Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	49,997
Pacific Gas & Electric Co.	5.400%	1/15/40	19,800	24,978
Pacific Gas & Electric Co.	3.750%	8/15/42	11,820	11,712
PacifiCorp	6.100%	8/1/36	15,000	20,475
PacifiCorp	6.250%	10/15/37	7,815	10,960
PacifiCorp	6.350%	7/15/38	20,000	28,271

PacifiCorp	6.000%	1/15/39	34,100	46,887
PacifiCorp	4.100%	2/1/42	18,070	19,519
PPL Electric Utilities Corp.	6.250%	5/15/39	10,075	14,175
PSEG Power LLC	8.625%	4/15/31	29,547	44,074
Public Service Co. of Colorado	3.600%	9/15/42	20,000	20,251
Public Service Electric & Gas Co.	3.650%	9/1/42	16,690	17,304
Puget Sound Energy Inc.	6.724%	6/15/36	10,000	14,548
Puget Sound Energy Inc.	6.274%	3/15/37	4,700	6,545
Puget Sound Energy Inc.	5.795%	3/15/40	18,500	24,777
Puget Sound Energy Inc.	5.764%	7/15/40	4,520	6,040
South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	47,466
South Carolina Electric & Gas Co.	6.050%	1/15/38	8,600	11,429
South Carolina Electric & Gas Co.	4.350%	2/1/42	23,937	26,377
Southern California Edison Co.	6.000%	1/15/34	20,095	27,197
Southern California Edison Co.	5.625%	2/1/36	5,000	6,490
Southern California Edison Co.	5.950%	2/1/38	10,000	13,667
Southern California Edison Co.	4.500%	9/1/40	12,000	13,838
Southern California Edison Co.	3.900%	12/1/41	5,425	5,766
Southern California Edison Co.	4.050%	3/15/42	7,625	8,271
Tampa Electric Co.	6.150%	5/15/37	35,000	47,693
Virginia Electric & Power Co.	6.000%	5/15/37	60,105	81,653
Virginia Electric & Power Co.	6.350%	11/30/37	11,170	15,883
Xcel Energy Inc.	6.500%	7/1/36	5,000	6,852

Natural Gas (1.5%)
Enterprise Products Operating LLC	6.125%	10/15/39	5,000	6,324
Enterprise Products Operating LLC	4.450%	2/15/43	11,635	11,807
KeySpan Corp.	5.875%	4/1/33	12,000	14,008
KeySpan Corp.	5.803%	4/1/35	10,000	11,824
Nisource Finance Corp.	5.250%	2/15/43	15,000	16,790
Sempra Energy	6.000%	10/15/39	20,000	26,434
Southern California Gas Co.	3.750%	9/15/42	14,870	15,551
Texas Eastern Transmission LP	7.000%	7/15/32	17,000	23,756
TransCanada PipeLines Ltd.	7.625%	1/15/39	50,300	79,756

				1,805,457
Total Corporate Bonds (Cost $8,637,739)				10,639,558
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
2 CDP Financial Inc.	5.600%	11/25/39	15,000	19,158
2 CNOOC Finance 2011 Ltd.	5.750%	1/26/41	9,620	12,226
2 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	21,540	27,976
2 Electricite de France SA	6.950%	1/26/39	18,040	25,328
Inter-American Development Bank	3.875%	10/28/41	24,000	26,038
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	30,550	38,882
Quebec	7.500%	9/15/29	10,000	15,402
Statoil ASA	5.100%	8/17/40	12,550	15,860
2 Temasek Financial I Ltd.	3.375%	7/23/42	28,355	27,431
United Mexican States	4.750%	3/8/44	30,000	33,551
Total Sovereign Bonds (Cost $213,681)				241,852
Taxable Municipal Bonds (17.7%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	59,240	69,570
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	725	989
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	17,420	22,515

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	50,115	69,426
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	31,600	43,972
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	13,775	20,014
California GO	7.500%	4/1/34	32,655	43,995
California GO	7.550%	4/1/39	56,175	78,201
California GO	7.300%	10/1/39	109,045	148,140
California GO	7.625%	3/1/40	34,960	49,086
California GO	7.600%	11/1/40	65,540	92,086
California Public Works Board Lease Revenue	8.361%	10/1/34	5,535	7,137
Chicago IL GO	5.432%	1/1/42	24,860	25,527
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	15,710	20,498
City of San Francisco CA Public Utilities
Commission Water Revenue	6.000%	11/1/40	400	497
4 Commonwealth Financing Authority
Pennsylvania Revenue	5.197%	6/1/26	25,000	27,354
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,740	2,385
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,200	2,674
Duke University North Carolina Revenue	5.850%	4/1/37	38,850	52,583
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	15,825	19,151
Houston TX GO	6.290%	3/1/32	25,000	31,032
Illinois GO	5.877%	3/1/19	19,220	22,144
Illinois GO	4.950%	6/1/23	1,375	1,428
Illinois GO	5.100%	6/1/33	194,445	192,913
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	18,740	24,198
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	170	213
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	4,175	5,255
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	11,850	15,212
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	34,080	48,622
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	4,155	6,109
Los Angeles CA Unified School District GO	5.755%	7/1/29	19,500	22,835
Los Angeles CA Unified School District GO	5.750%	7/1/34	9,090	10,770
Los Angeles CA Unified School District GO	6.758%	7/1/34	64,235	85,409
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	15,100	18,883
Massachusetts GO	5.456%	12/1/39	995	1,256
Memorial Sloan-Kettering Cancer Center New
York GO	3.774%	11/15/43	18,095	18,168
Missouri State Health & Educational Facilities
Authority	3.685%	2/15/47	25,000	24,471
5 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	50,002	63,621
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	51,694	76,353
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	63,055	90,937
New York City NY Municipal Water Finance
Authority	6.282%	6/15/42	7,225	8,506
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	12,780	16,798

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	13,210	18,297
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	6,980	9,678
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	36,280	49,527
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	3,975	5,028
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	64,460	96,667
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,305	6,831
New York State Dormitory Authority	5.600%	3/15/40	2,000	2,495
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	7,325	8,658
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	19,595	24,203
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	27,541	37,586
Ohio State University General Receipts
Revenue	4.910%	6/1/40	13,700	16,400
Ohio State University General Receipts
Revenue	4.800%	6/1/11	38,675	43,903
6 Oregon School Boards Association GO	4.759%	6/30/28	15,000	17,089
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	7,795	10,169
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	20,335	26,230
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	13,550	16,838
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	21,245	26,401
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	42,380	47,415
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	25,000	24,677
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	60,993	70,943
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	18,525	22,233
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,650	15,759
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	13,370	14,752
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	13,325	18,867
State of California	6.509%	4/1/39	28,365	32,805
State of Connecticut	5.770%	3/15/25	20,365	25,941
State of New York	5.590%	3/1/35	10,000	12,452
Texas GO	5.517%	4/1/39	4,805	6,298
Texas Transportation Commission Revenue	5.178%	4/1/30	4,090	5,022
Texas Transportation Commission Revenue	4.631%	4/1/33	6,655	7,685
University of California Regents Medical
Center Revenue	6.548%	5/15/48	22,025	29,006
University of California Regents Medical
Center Revenue	6.583%	5/15/49	8,695	11,552
University of California Revenue	5.770%	5/15/43	5,155	6,359

University of California Revenue	4.858%	5/15/12	42,625	44,812
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	12,800	15,994
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	9,915	11,857
Washington GO	5.481%	8/1/39	8,890	11,211
4 Wisconsin GO	5.700%	5/1/26	23,025	28,163
Total Taxable Municipal Bonds (Cost $2,114,749)				2,460,736
Temporary Cash Investment (1.4%)
Repurchase Agreement (1.4%)
Bank of America Securities, LLC
(Dated 10/31/12, Repurchase Value
$196,802,000, collateralized by Federal
National Mortgage Assn. 3.500%-4.000%,
3/1/26- 9/1/42)
(Cost $196,800)	0.300%	11/1/12	196,800	196,800

Total Investments (99.7%) (Cost $11,497,547)				13,892,334
Other Assets and Liabilities-Net (0.3%)[7]				44,752
Net Assets (100%)				13,937,086

1 Securities with a value of $19,016,000 have been segregated as collateral for open swap contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $968,849,000, representing 7.0% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
5 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
7 Cash of $3,696,000 has been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
GO—General Obligation Bond.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Long-Term Investment-Grade Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	353,388	—
Corporate Bonds	—	10,639,558	—
Sovereign Bonds	—	241,852	—
Taxable Municipal Bonds	—	2,460,736	—
Temporary Cash Investments	—	196,800	—
Futures Contracts—Assets[1]	908	—	—
Swap Contracts—Assets	—	4,908	—
Swap Contracts—Liabilities	—	(4,019)	—
Total	908	13,893,223	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	December 2012	1,320	197,092	780

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit exposure of the fund or to actively overweight or underweight credit exposure to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to

Long-Term Investment-Grade Fund

pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay amounts due to the fund. Upon a counterparty default, a fund's risk of loss, or exposure, is the amount of unrealized appreciation on the swap plus the cost of initiating a new swap with a new counterparty. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and by requiring counterparties to post of collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CDX - IG11 - 10yr/Baa1[2]	12/20/18	GSI	198,400	2,683	1.400%	4,703
CDX - IG14 - 10yr/Baa1[3]	6/20/20	BOANA	100,000	124	1.000%	(1,427)
CDX - IG16 - 10yr/Baa1[4]	6/20/21	GSI	200,000	3,571	1.000%	(882)
CDX - IG18 - 10yr/Baa1[5]	6/20/22	GSI	233,500	7,098	1.000%	205
CDX - IG18 - 10yr/Baa1[5]	6/20/22	GSI	316,500	8,440	1.000%	(903)
			1,048,400			1,696
Credit Protection Purchased
XL Capital Ltd.	12/20/13	GSI	8,500	(352)	(5.000%)	(807)
			1,056,900			889

Long-Term Investment-Grade Fund

1 GSI—Goldman Sachs International.
BOANA—Bank of America, N.A.
Investment Grade Corporate Credit Default Swap
2 Index-Version 11
Investment Grade Corporate Credit Default Swap
3 Index-Version 14
Investment Grade Corporate Credit Default Swap
4 Index-Version 16
Investment Grade Corporate Credit Default Swap
5 Index-Version 18

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

F. At October 31, 2012, the cost of investment securities for tax purposes was $11,497,547,000. Net unrealized appreciation of investment securities for tax purposes was $2,394,787,000, consisting of unrealized gains of $2,399,258,000 on securities that had risen in value since their purchase and $4,471,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments
As of October 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.7%)
Conventional Mortgage-Backed Securities (97.7%)
[1,2] Fannie Mae Pool		2.135%	12/1/27	19,865	19,725
[1,2] Fannie Mae Pool		2.280%	11/1/22	75,596	76,328
[1,2] Fannie Mae Pool		2.290%	11/1/22	10,500	10,556
[1,2] Fannie Mae Pool		2.310%	11/1/22	7,179	7,224
[1,2] Fannie Mae Pool		2.400%	10/1/22	8,100	8,211
[1,2] Fannie Mae Pool		2.420%	12/1/22	110,712	111,508
[1,2] Fannie Mae Pool		2.480%	10/1/22–10/1/22	54,200	55,491
[1,2] Fannie Mae Pool		2.500%	11/1/22	2,100	2,143
[1,2] Fannie Mae Pool		2.740%	4/1/22	9,359	9,950
[1,2] Fannie Mae Pool		3.500%	10/1/42–11/1/42	32,538	34,679
[1,2] Fannie Mae Pool		3.690%	11/1/42	1,900	1,955
[1,2] Fannie Mae Pool		5.000%	11/1/40–4/1/41	27,352	29,925
[1,2] Fannie Mae Pool		6.000%	7/1/22	24	27
[1,2] Freddie Mac Gold Pool		4.500%	3/1/42	63,805	68,578
[1,3] Ginnie Mae I Pool		3.000%	11/15/41–11/1/42	1,006,621	1,071,752
[1,3] Ginnie Mae I Pool		3.500%	4/15/39–11/1/42	5,207,708	5,672,228
1	Ginnie Mae I Pool	3.750%	7/15/42	7,586	8,283
1	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	15,166	16,560
[1,3] Ginnie Mae I Pool		4.000%	6/15/19–11/1/42	6,487,680	7,102,863
1	Ginnie Mae I Pool	4.500%	5/15/19–11/1/42	4,723,454	5,162,852
1	Ginnie Mae I Pool	5.000%	1/15/30–11/1/42	3,939,451	4,329,657
1	Ginnie Mae I Pool	5.500%	9/15/13–11/1/42	3,872,738	4,296,676
1	Ginnie Mae I Pool	6.000%	10/15/16–6/15/41	1,787,383	2,034,762
1	Ginnie Mae I Pool	6.500%	12/15/12–7/15/40	1,699,502	1,950,427
1	Ginnie Mae I Pool	7.000%	11/15/31–12/15/36	153,860	178,003
1	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	78	80
1	Ginnie Mae I Pool	7.500%	10/15/31	55,891	65,019
1	Ginnie Mae I Pool	7.750%	2/15/27	31	32
1	Ginnie Mae I Pool	8.000%	8/15/31	24,352	28,460
1	Ginnie Mae I Pool	8.500%	5/15/16–6/15/28	5,302	5,560
1	Ginnie Mae I Pool	9.000%	3/15/14–5/15/21	3,174	3,334
1	Ginnie Mae I Pool	9.250%	9/15/16–7/15/17	20	21
1	Ginnie Mae I Pool	9.500%	12/15/13–9/15/21	1,900	2,004
1	Ginnie Mae I Pool	10.000%	2/15/16–7/15/19	57	58
1	Ginnie Mae I Pool	11.000%	7/15/13–2/15/18	3	4
1	Ginnie Mae I Pool	11.500%	1/15/13–8/15/13	3	4
1	Ginnie Mae I Pool	13.500%	12/15/14	2	2
[1,3] Ginnie Mae II Pool		3.000%	1/20/42–11/1/42	166,364	177,270
[1,3] Ginnie Mae II Pool		3.500%	4/20/42–11/1/42	370,810	403,030
1	Ginnie Mae II Pool	4.000%	6/20/39–4/20/42	34,267	37,720
[1,3] Ginnie Mae II Pool		4.500%	12/20/32–11/1/42	3,009,215	3,304,509
1	Ginnie Mae II Pool	5.000%	10/20/32–7/20/42	1,981,861	2,187,186
1	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	297,825	328,949
1	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	236,477	268,129
1	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	55,359	62,996
1	Ginnie Mae II Pool	7.000%	10/20/25–5/20/38	541	612
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	309	358
1	Ginnie Mae II Pool	8.000%	12/20/15–9/20/16	40	41
1	Ginnie Mae II Pool	8.500%	3/20/16–1/20/17	351	375

1	Ginnie Mae II Pool	9.000%	6/20/16–9/20/16	95	109
1	Ginnie Mae II Pool	10.000%	7/20/14–8/20/18	23	25
1	Ginnie Mae II Pool	11.000%	6/20/14–2/20/16	7	7
1	Ginnie Mae II Pool	11.250%	9/20/15–2/20/16	21	22
1	Ginnie Mae II Pool	11.500%	1/20/14–11/20/15	6	6
1	Ginnie Mae II Pool	12.000%	6/20/14–12/20/15	14	14
1	Ginnie Mae II Pool	12.500%	5/20/14–7/20/15	5	6
1	Ginnie Mae II Pool	13.000%	11/20/13–11/20/14	3	3
1	Ginnie Mae II Pool	13.500%	8/20/14–10/20/14	3	3
					39,136,311
Nonconventional Mortgage-Backed Securities (2.0%)
[1,2] Fannie Mae Pool		0.511%	10/1/22	405,084	406,286
[1,2] Fannie Mae REMICS		6.000%	10/25/28–9/25/32	18,467	20,404
[1,2] Freddie Mac REMICS		6.000%	4/15/28–11/15/32	56,686	63,071
[1,4] Ginnie Mae REMICS		0.411%	2/20/37	15,750	15,621
1	Ginnie Mae REMICS	4.500%	6/20/39	17,840	18,992
1	Ginnie Mae REMICS	5.000%	2/16/37–6/16/37	147,637	161,382
1	Ginnie Mae REMICS	5.500%	1/20/33–8/16/36	36,670	41,485
1	Ginnie Mae REMICS	6.000%	10/20/39	62,850	68,402
1	Ginnie Mae REMICS	6.500%	4/20/31	3,784	4,119
					799,762
Total U.S. Government and Agency Obligations (Cost $38,402,794)					39,936,073
Temporary Cash Investments (6.6%)
Repurchase Agreements (6.6%)
	Bank of America Securities, LLC
	(Dated 10/31/12, Repurchase Value
	$305,003,000, collateralized by Federal
	Home Loan Mortgage Corp. 2.336%-
	4.000%, 2/1/2042-10/1/2042, and Federal
	National Mortgage Assn. 3.000%-4.000%,
	9/1/42- 11/1/42)	0.300%	11/1/12	305,000	305,000
	Barclays Capital Inc.
	(Dated 10/25/12, Repurchase Value
	$500,021,000, collateralized by Federal
	Home Loan Mortgage Corp. 4.000%,
	1/1/42, and Federal National Mortgage
	Assn. 3.000%, 10/1/42)	0.220%	11/1/12	500,000	500,000
	Credit Suisse Securities (USA), LLC
	(Dated 10/31/12, Repurchase Value
	$252,402,000, collateralized by U.S.
	Treasury Note/Bond 0.500%-1.000%,
	5/31/13-8/31/16)	0.250%	11/1/12	252,400	252,400
	Deutsche Bank Securities, Inc.
	(Dated 11/1/12, Repurchase Value
	$500,024,000, collateralized by Federal
	National Mortgage Assn. 2.500%-
	6.000%, 3/1/2025-10/1/2042)	0.250%	11/8/12	500,000	500,000
	Deutsche Bank Securities, Inc.
	(Dated 10/31/12, Repurchase Value
	$13,000,000, collateralized by Federal
	National Mortgage Assn. 2.500%, 6/1/27-
	7/1/27)	0.350%	11/1/12	13,000	13,000

HSBC Bank USA
(Dated 10/31/12, Repurchase Value
$284,903,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%-
6.000%, 7/1/30- 6/1/42)	0.320%	11/1/12	284,900	284,900
Morgan Stanley & Co., Inc.
(Dated 10/31/12, Repurchase Value
$150,301,000, collateralized by Federal
National Mortgage Assn. 4.000%-5.500%,
11/1/38-4/1/42)	0.350%	11/1/12	150,300	150,300
RBC Capital Markets LLC
(Dated 10/31/12, Repurchase Value
$569,604,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
11/1/26, and Federal National Mortgage
Assn. 3.500%-5.000%, 10/1/26-9/1/42)	0.280%	11/1/12	569,600	569,600
UBS Securities LLC
(Dated 10/31/12, Repurchase Value
$75,001,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%-
4.000%, 7/1/32-5/1/42)	0.300%	11/1/12	75,000	75,000
Total Temporary Cash Investments (Cost $2,650,200)				2,650,200
Total Investments (106.3%) (Cost $41,052,994)				42,586,273
Other Assets and Liabilities-Net (-6.3%)[5]				(2,515,133)
Net Assets (100%)				40,071,140

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2012.
4	Adjustable-rate security.
5	Cash of $3,281,000 has been segregated as initial margin for open futures contracts.
A.	Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities

GNMA Fund

in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	39,936,073	—
Temporary Cash Investments	—	2,650,200	—
Futures Contracts—Assets[1]	1,072	—	—
Total	1,072	42,586,273	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

GNMA Fund

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2012	2,983	396,832	390

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At October 31, 2012, the cost of investment securities for tax purposes was $41,114,290,000. Net unrealized appreciation of investment securities for tax purposes was $1,471,983,000, consisting of unrealized gains of $1,515,630,000 on securities that had risen in value since their purchase and $43,647,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (10.2%)
U.S. Government Securities (10.1%)
1	United States Treasury Note/Bond	1.375%	1/15/13	300,000	300,750
	United States Treasury Note/Bond	0.625%	1/31/13	50,000	50,055
	United States Treasury Note/Bond	1.750%	4/15/13	100,000	100,719
	United States Treasury Note/Bond	0.375%	6/30/13	114,826	114,970
	United States Treasury Note/Bond	2.000%	11/30/13	200,000	203,812
	United States Treasury Note/Bond	1.250%	2/15/14	24,760	25,077
	United States Treasury Note/Bond	0.750%	6/15/14	55,226	55,649
	United States Treasury Note/Bond	0.250%	9/15/14	60,000	59,953
	United States Treasury Note/Bond	0.250%	9/30/14	239,250	239,063
	United States Treasury Note/Bond	0.375%	11/15/14	150,000	150,212
	United States Treasury Note/Bond	2.625%	12/31/14	265,000	278,168
[1,2] United States Treasury Note/Bond		2.250%	1/31/15	250,000	260,860
	United States Treasury Note/Bond	2.375%	2/28/15	180,000	188,494
	United States Treasury Note/Bond	0.375%	3/15/15	63,500	63,560
	United States Treasury Note/Bond	2.500%	3/31/15	280,000	294,568
	United States Treasury Note/Bond	0.375%	4/15/15	187,712	187,858
	United States Treasury Note/Bond	0.250%	5/15/15	364,885	363,973
	United States Treasury Note/Bond	2.125%	5/31/15	40,000	41,812
	United States Treasury Note/Bond	0.375%	6/15/15	357,021	357,132
	United States Treasury Note/Bond	0.250%	7/15/15	63,800	63,601
	United States Treasury Note/Bond	1.250%	8/31/15	363	372
	United States Treasury Note/Bond	0.250%	9/15/15	128,250	127,790
	United States Treasury Note/Bond	0.875%	11/30/16	1,000	1,012
	United States Treasury Note/Bond	0.625%	5/31/17	55,255	55,177
	United States Treasury Note/Bond	0.750%	6/30/17	300,000	301,077
	United States Treasury Note/Bond	0.625%	8/31/17	134,000	133,560
	United States Treasury Note/Bond	1.500%	8/31/18	50,000	51,680
	United States Treasury Note/Bond	1.000%	8/31/19	188,000	186,620
					4,257,574
Conventional Mortgage-Backed Securities (0.0%)
3,4	Fannie Mae Pool	6.000%	12/1/16–5/1/17	5,076	5,412
3,4	Fannie Mae Pool	6.500%	9/1/16	4,135	4,427
3,4	Fannie Mae Pool	7.500%	3/1/15	10	11
3,4	Freddie Mac Gold Pool	6.000%	3/1/17–4/1/17	2,799	3,003
					12,853
Nonconventional Mortgage-Backed Securities (0.1%)
3,4,5	Fannie Mae Pool	2.125%	12/1/32	862	888
3,4,5	Fannie Mae Pool	2.250%	6/1/33	5,521	5,892
3,4,5	Fannie Mae Pool	2.310%	7/1/32	734	786
3,4,5	Fannie Mae Pool	2.335%	5/1/33	5,330	5,685
3,4,5	Fannie Mae Pool	2.370%	9/1/32	126	136
3,4,5	Fannie Mae Pool	2.815%	2/1/37	2,057	2,221
3,4,5	Fannie Mae Pool	2.875%	9/1/32	380	403
3,4,5	Fannie Mae Pool	2.885%	8/1/37	716	763
3,4,5	Fannie Mae Pool	2.902%	8/1/33	1,694	1,737
3,4,5	Fannie Mae Pool	2.910%	8/1/33	5,297	5,573
3,4,5	Fannie Mae Pool	2.925%	7/1/33	6,183	6,404
3,4,5	Fannie Mae Pool	3.016%	5/1/33	1,116	1,198

3,4,5Freddie Mac Non Gold Pool		2.375%	8/1/32	2,451	2,587
3,4,5Freddie Mac Non Gold Pool		2.486%	9/1/32	940	1,031
3,4,5Freddie Mac Non Gold Pool		2.740%	10/1/32	690	739
3,4,5Freddie Mac Non Gold Pool		2.864%	8/1/37	2,997	3,121
3,4,5Freddie Mac Non Gold Pool		2.931%	1/1/33	678	740
3,4,5Freddie Mac Non Gold Pool		3.018%	9/1/32	1,430	1,476
3,4,5Freddie Mac Non Gold Pool		3.086%	2/1/33–8/1/33	2,156	2,285
					43,665
Total U.S. Government and Agency Obligations (Cost $4,309,145)					4,314,092
Asset-Backed/Commercial Mortgage-Backed Securities (18.5%)
3,6	Ally Auto Receivables Trust	2.690%	2/15/17	18,850	19,448
3	Ally Auto Receivables Trust 2010-2	2.090%	5/15/15	49,000	49,769
3	Ally Auto Receivables Trust 2010-4	1.350%	12/15/15	15,000	15,203
3	Ally Auto Receivables Trust 2011-1	2.230%	3/15/16	70,500	72,630
3	Ally Auto Receivables Trust 2012-1	1.210%	7/15/16	14,300	14,497
3	Ally Auto Receivables Trust 2012-SN1	0.700%	12/21/15	11,450	11,455
3,6	Ally Master Owner Trust	3.470%	4/15/15	20,545	20,754
3,6	Ally Master Owner Trust	3.870%	4/15/15	10,900	11,008
3,6	Ally Master Owner Trust	4.250%	4/15/17	2,600	2,815
3,6	Ally Master Owner Trust	4.590%	4/15/17	15,500	16,599
3	Ally Master Owner Trust	1.210%	6/15/17	54,000	54,304
3,5	Ally Master Owner Trust	1.284%	8/15/17	64,150	65,276
3,5,6Ally Master Owner Trust		1.764%	8/15/17	39,172	39,832
3,5,6Ally Master Owner Trust		2.164%	8/15/17	29,770	30,238
3	Ally Master Owner Trust	1.540%	9/15/19	78,200	78,261
3,5	American Express Credit Account Master
	Trust	0.484%	1/15/20	48,500	48,692
3,6	Americold 2010 LLC Trust	4.954%	1/14/29	9,520	11,193
3,6	Americold 2010 LLC Trust	6.811%	1/14/29	9,230	11,587
3,5	AmeriCredit Automobile Receivables Trust
	2008-1	5.219%	1/6/15	6,846	6,930
3,5	AmeriCredit Automobile Receivables Trust
	2008-2	5.219%	4/6/15	14,133	14,430
3	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	7,400	7,476
3	AmeriCredit Prime Automobile Receivable	2.900%	12/15/14	1,909	1,924
3,5,6Arkle Master Issuer plc		1.685%	5/17/60	26,540	27,030
3,5,6Arran Residential Mortgages Funding plc		1.837%	5/16/47	20,640	20,962
3,5,6Arran Residential Mortgages Funding plc		1.883%	11/19/47	49,030	50,106
6	Australia & New Zealand Banking Group Ltd.	2.400%	11/23/16	30,060	31,623
3,5	BA Credit Card Trust	0.254%	11/15/19	36,370	36,027
3	Banc of America Commercial Mortgage Trust
	2007-2	5.631%	4/10/49	23,534	27,670
3	Banc of America Funding Corp.	3.111%	9/20/46	36,490	24,263
3	Banc of America Mortgage 2003-F Trust	3.134%	7/25/33	2,303	2,311
3	Bank of America Mortgage 2002-J Trust	3.783%	9/25/32	25	24
3,5,6Bank of America Student Loan Trust		1.115%	2/25/43	57,162	57,578
6	Bank of Montreal	2.625%	1/25/16	33,400	35,497
6	Bank of Montreal	1.950%	1/30/18	46,330	48,437
6	Bank of Nova Scotia	2.150%	8/3/16	44,100	46,418
6	Bank of Nova Scotia	1.950%	1/30/17	23,900	24,987
6	Bank of Nova Scotia	1.750%	3/22/17	3,400	3,525
3,5	Bank One Issuance Trust	1.014%	2/15/17	6,600	6,612
3,6	Beacon Container Finance LLC	3.720%	9/20/27	17,639	18,128
3	Bear Stearns Adjustable Rate Mortgage Trust
	2006-4	2.815%	10/25/36	46,871	29,124

3	Bear Stearns Adjustable Rate Mortgage Trust
	2007-3	3.117%	5/25/47	35,637	25,767
3	Bear Stearns Commercial Mortgage
	Securities Inc.	5.716%	6/11/40	14,563	17,317
3	Bear Stearns Commercial Mortgage
	Securities Inc.	5.613%	6/11/50	5,632	5,724
3,5,6	BMW Floorplan Master Owner Trust	0.619%	9/15/17	93,500	93,522
3	BMW Vehicle Owner Trust	1.030%	2/26/18	3,500	3,529
3,5	Brazos Higher Education Authority, Inc.	0.569%	6/25/26	15,150	14,218
3,5	Brazos Higher Education Authority, Inc.	1.327%	5/25/29	44,481	44,964
3,5	Brazos Higher Education Authority, Inc.	1.227%	2/25/30	48,400	48,792
3,6	CAL Funding II Ltd.	3.470%	10/25/27	9,300	9,379
6	Canadian Imperial Bank of Commerce	2.750%	1/27/16	37,100	39,544
3,5	Capital One Multi-Asset Execution Trust	2.464%	7/15/16	33,411	33,765
3,5	Capital One Multi-Asset Execution Trust	1.264%	12/15/16	2,940	2,937
3,5	Capital One Multi-Asset Execution Trust	0.304%	8/15/18	5,500	5,495
3,5	Capital One Multi-Asset Execution Trust	0.304%	6/17/19	36,860	36,728
3,5	Capital One Multi-Asset Execution Trust	0.264%	11/15/19	27,690	27,487
3,5	Capital One Multi-Asset Execution Trust	0.294%	12/16/19	258,350	256,647
3,5	Capital One Multi-Asset Execution Trust	0.254%	7/15/20	144,145	142,784
3,5,6	Cards II Trust	0.664%	9/15/17	27,040	27,080
3	CarMax Auto Owner Trust	2.040%	10/15/15	29,000	29,574
3	CarMax Auto Owner Trust	0.790%	4/16/18	19,500	19,479
3	CenterPoint Energy Transition Bond Co. LLC	2.161%	10/15/21	21,400	22,393
3,6	CFCRE Commercial Mortgage Trust	5.549%	4/15/44	3,100	3,419
3,6	CFCRE Commercial Mortgage Trust	5.560%	12/15/47	10,045	11,933
3	Chase Issuance Trust	0.790%	6/15/17	102,400	103,054
3,5	Chase Issuance Trust	0.674%	4/15/19	30,600	30,107
3,5	Chase Issuance Trust	0.484%	5/15/19	97,200	97,490
3	Chase Issuance Trust 2012-A7	2.160%	9/16/24	27,775	27,726
3	Chrysler Financial Auto Securitization Trust
	2010-A	3.520%	8/8/16	26,000	26,182
3,6	CIT Equipment Collateral	1.100%	8/22/16	25,300	25,418
3,5	Citibank Credit Card Issuance Trust	0.611%	2/20/15	32,725	32,722
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	83,000	89,071
3,5	Citibank Credit Card Issuance Trust	0.681%	3/24/17	4,380	4,347
3,5	Citibank Credit Card Issuance Trust	0.380%	12/17/18	64,625	64,186
3,5	Citibank Credit Card Issuance Trust	0.449%	12/17/18	31,075	30,894
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	24,075	29,293
3,5	Citibank Credit Card Issuance Trust	1.586%	5/20/20	61,200	64,799
3,5,6	Citibank Omni Master Trust	2.964%	8/15/18	94,545	98,705
3,6	Citibank Omni Master Trust	5.350%	8/15/18	77,575	84,015
3,6	Citibank Omni Master Trust	4.900%	11/15/18	114,912	124,731
3,6	CitiFinancial Auto Issuance Trust	3.150%	8/15/16	15,361	15,493
3	Citigroup Commercial Mortgage Trust	3.024%	9/10/45	6,050	6,326
3,6	Citigroup Commercial Mortgage Trust	3.683%	9/10/45	2,100	2,220
3	Citigroup Mortgage Loan Trust 2007-AR8	2.853%	7/25/37	2,159	1,466
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2007-CD4	5.205%	12/11/49	12,807	12,901
3,6	CLI Funding LLC	4.500%	3/18/26	11,007	11,460
3	CNH Equipment Trust	1.750%	5/16/16	57,000	58,122
3	CNH Equipment Trust	1.740%	1/17/17	75,500	76,633
3	CNH Equipment Trust	1.290%	9/15/17	3,200	3,226
3	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	24,600	28,377
3	Commercial Mortgage Pass Through
	Certificates	2.822%	11/15/45	5,300	5,441

3	Commercial Mortgage Pass Through
	Certificates 2006-C8	5.306%	12/10/46	36,900	42,479
3	Commercial Mortgage Pass Through
	Certificates 2006-C9	5.801%	12/10/49	13,659	13,645
3	Commercial Mortgage Pass Through
	Certificates 2012-CCRE2	3.147%	8/15/45	2,925	3,114
3	Commercial Mortgage Pass Through
	Certificates 2012-CCRE2	3.791%	8/15/45	4,100	4,377
3	Commercial Mortgage Pass-Through
	Certificates Series 2006-C3	5.805%	6/15/38	12,125	13,937
3	Commercial Mortgage Pass-Through
	Certificates Series 2007-C5	5.589%	9/15/40	5,583	5,590
6	Commonwealth Bank of Australia	2.250%	3/16/17	50,220	52,402
3	Countrywide Home Loan Mortgage Pass
	Through Trust	2.964%	11/19/33	3,337	3,350
3	Countrywide Home Loan Mortgage Pass
	Through Trust	2.758%	3/20/36	19,273	11,782
3	Countrywide Home Loan Mortgage Pass
	Through Trust	2.920%	2/25/47	24,124	13,353
6	Credit Suisse AG	1.625%	3/6/15	20,300	20,719
3,6	Cronos Containers Program Ltd.	3.810%	9/18/27	17,552	17,874
3,5	Discover Card Master Trust	0.794%	3/15/18	156,400	158,458
3,5	Discover Card Master Trust	0.584%	11/15/19	87,500	87,923
3	Discover Card Master Trust	1.670%	1/18/22	114,300	114,255
3,6	Dominos Pizza Master Issuer LLC	5.216%	1/25/42	31,798	35,342
3,6	Enterprise Fleet Financing LLC	1.430%	10/20/16	39,392	39,637
3,6	Enterprise Fleet Financing LLC	1.900%	10/20/16	12,300	12,536
3,6	Enterprise Fleet Financing LLC	2.100%	5/20/17	12,201	12,506
3,6	Enterprise Fleet Financing LLC	0.720%	4/20/18	31,500	31,511
3,6	Enterprise Fleet Financing LLC	0.930%	4/20/18	10,300	10,290
3,6	Extended Stay America Trust 2010-ESH	2.951%	11/5/27	15,616	15,688
3	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.063%	11/25/36	15,668	11,476
	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.593%	1/25/37	35,458	26,906
3,6	Fontainebleau Miami Beach Trust	2.887%	5/5/27	9,770	10,083
3	Ford Credit Auto Lease Trust	1.420%	1/15/15	15,000	15,212
3	Ford Credit Auto Lease Trust	1.030%	4/15/15	23,870	24,086
3,6	Ford Credit Auto Lease Trust	1.100%	12/15/15	10,050	10,062
3	Ford Credit Auto Owner Trust	3.220%	3/15/16	6,040	6,253
3	Ford Credit Auto Owner Trust	1.150%	6/15/17	9,750	9,901
3,5,6Ford Credit Floorplan Master Owner Trust		2.464%	12/15/14	17,280	17,319
3,5,6Ford Credit Floorplan Master Owner Trust		2.864%	12/15/14	88,458	88,669
3	Ford Credit Floorplan Master Owner Trust	0.940%	9/15/16	12,100	12,108
3	Ford Credit Floorplan Master Owner Trust	1.390%	9/15/16	28,200	28,219
3,5,6Ford Credit Floorplan Master Owner Trust		1.914%	2/15/17	105,517	108,984
3,6	Ford Credit Floorplan Master Owner Trust	4.200%	2/15/17	22,356	24,085
3,6	Ford Credit Floorplan Master Owner Trust	4.990%	2/15/17	21,000	22,703
3	Ford Credit Floorplan Master Owner Trust	1.920%	1/15/19	26,800	27,591
3	Ford Credit Floorplan Master Owner Trust	1.490%	9/15/19	116,300	116,581
3	Ford Credit Floorplan Master Owner Trust	1.690%	9/15/19	7,200	7,214
3	Ford Credit Floorplan Master Owner Trust	2.140%	9/15/19	8,650	8,672
3,5	GE Capital Credit Card Master Note Trust	1.214%	5/15/19	50,270	50,299
3	GE Capital Credit Card Master Note Trust	1.360%	8/17/20	98,000	98,896
3	GE Capital Credit Card Master Note Trust	2.220%	1/15/22	72,000	74,925
3,5	GE Dealer Floorplan Master Note Trust	0.811%	7/20/16	8,500	8,552
3,5	GE Dealer Floorplan Master Note Trust	0.781%	2/20/17	43,600	43,879

3,5	GE Dealer Floorplan Master Note Trust	0.961%	4/22/19	48,100	48,868
3	GMAC Mortgage Corp. Loan Trust	4.097%	11/19/35	6,864	5,947
3,5,6Golden Credit Card Trust		0.664%	7/17/17	60,000	60,256
3,6	Golden Credit Card Trust	1.770%	1/15/19	83,300	85,645
3,5	Granite Master Issuer plc	0.294%	12/17/54	3,018	2,965
3,5	Granite Master Issuer plc	0.351%	12/20/54	8,986	8,836
3,6	Great America Leasing Receivables	2.340%	4/15/16	19,525	19,886
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	9,600	10,655
3	Greenwich Capital Commercial Funding Corp.	5.867%	7/10/38	20,000	23,181
3,6	GS Mortgage Securities Corp. II	3.215%	2/10/21	14,370	14,606
3,6	GS Mortgage Securities Corp. II	3.563%	2/10/21	5,025	5,123
3,6	GS Mortgage Securities Corp. II	3.551%	4/10/34	16,000	17,259
3	GS Mortgage Securities Corp. II	5.553%	4/10/38	26,869	30,428
3,6	GS Mortgage Securities Corp. II	5.228%	12/10/43	3,530	4,023
3,6	GS Mortgage Securities Corp. II	5.543%	3/10/44	2,280	2,578
3,6	GS Mortgage Securities Corp. II	4.948%	1/10/45	1,000	1,161
3	GS Mortgage Securities Corp. II	3.377%	5/10/45	4,850	5,279
3	Harley-Davidson Motorcycle Trust 2009-2	3.320%	2/15/17	1,292	1,293
3	Harley-Davidson Motorcycle Trust 2009-3	2.540%	4/15/17	1,229	1,230
3	Harley-Davidson Motorcycle Trust 2010-1	1.530%	9/15/15	28,400	28,654
3	Harley-Davidson Motorcycle Trust 2011-1	1.310%	3/15/17	5,800	5,871
3,6	Hertz Vehicle Financing LLC	5.290%	3/25/16	15,250	16,698
3,6	Hertz Vehicle Financing LLC	3.740%	2/25/17	61,900	66,919
3,6	Hertz Vehicle Financing LLC	3.290%	3/25/18	41,500	44,664
3,5,6Holmes Master Issuer plc		1.890%	10/21/54	15,688	15,972
3,6	Hyundai Auto Lease Securitization Trust
	2011-A	1.020%	8/15/14	17,500	17,586
3,6	Hyundai Auto Lease Securitization Trust
	2011-A	1.120%	11/15/16	6,920	7,005
3,6	Hyundai Auto Lease Securitization Trust
	2012-A	1.050%	4/17/17	22,000	22,139
3	Hyundai Auto Receivables Trust	3.150%	3/15/16	31,447	32,005
3	Hyundai Auto Receivables Trust	1.950%	10/15/18	8,100	8,275
5	Illinois Student Assistance Commission	1.365%	4/25/22	37,600	38,073
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	24,650	29,473
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.093%	7/5/32	5,850	6,142
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	2,300	2,619
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.616%	11/15/43	3,300	3,642
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.070%	11/15/43	3,140	3,555
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.528%	11/15/43	6,225	7,278
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.528%	11/15/43	7,100	7,810
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	2.829%	10/15/45	6,950	7,138
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.424%	10/15/45	6,050	6,214
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.388%	2/15/46	17,600	20,041
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.625%	3/15/46	4,312	4,338

3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.314%	8/15/46	4,100	4,912
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.298%	5/15/47	14,997	15,207
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.798%	6/15/49	39,575	41,144
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	28,268	28,353
3,5,6Kildare Securities Ltd.		0.528%	12/10/43	15,596	14,939
3,5,6Lanark Master Issuer plc		1.834%	12/22/54	31,650	32,408
3	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	3,459	3,457
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	36,205	43,486
3,6	Macquarie Equipment Funding Trust	1.910%	4/20/17	16,000	16,205
3,6	Macquarie Equipment Funding Trust	0.850%	10/22/18	13,647	13,647
3	Master Adjustable Rate Mortgages Trust
	2004-3	2.510%	4/25/34	3,211	3,055
6	Master Credit Card Trust	1.970%	4/21/17	4,000	3,999
3,5	MBNA Credit Card Master Note Trust	0.634%	7/15/15	57,640	57,641
3,5	MBNA Credit Card Master Note Trust	1.114%	11/15/16	39,715	39,851
3,5	MBNA Credit Card Master Note Trust	0.474%	8/16/21	17,800	17,707
3,6	Mercedes-Benz Auto Lease Trust 2011-B	1.240%	7/17/17	13,100	13,208
3	Merrill Lynch Mortgage Investors Inc.	2.205%	2/25/33	3,281	3,288
3	Merrill Lynch Mortgage Investors Inc.	2.753%	7/25/33	1,216	1,215
3	Merrill Lynch Mortgage Trust	4.556%	6/12/43	1,165	1,176
3	Merrill Lynch Mortgage Trust	5.743%	6/12/50	7,741	7,732
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.282%	8/12/48	3,027	3,024
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.331%	3/12/51	9,671	9,781
3,6	MMAF Equipment Finance LLC	2.100%	7/15/17	24,275	24,960
3,6	MMAF Equipment Finance LLC	3.040%	8/15/28	27,800	29,503
3,6	MMAF Equipment Finance LLC	3.510%	1/15/30	26,000	26,880
3,6	MMAF Equipment Finance LLC	1.980%	6/10/32	13,800	13,986
3,6	Morgan Stanley Bank of America Merrill Lynch
	Trust	3.277%	10/15/30	12,400	12,717
3	Morgan Stanley Bank of America Merrill Lynch
	Trust	3.176%	8/15/45	7,870	8,382
3	Morgan Stanley Bank of America Merrill Lynch
	Trust	3.792%	8/15/45	4,000	4,280
3	Morgan Stanley Bank of America Merrill Lynch
	Trust	2.858%	11/15/45	5,700	5,871
3	Morgan Stanley Bank of America Merrill Lynch
	Trust	3.476%	11/15/45	2,450	2,544
3	Morgan Stanley Capital I Trust 2006-TOP21	5.090%	10/12/52	963	964
3	Morgan Stanley Capital I Trust 2007-TOP27	5.653%	6/11/42	2,631	2,631
3	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,669
3,6	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	8,200	8,694
3	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.542%	6/25/36	17,674	15,997
3,5,6Motor plc		0.711%	2/25/20	40,905	40,905
3,6	Motor plc	1.286%	2/25/20	12,030	12,067
6	National Australia Bank Ltd.	2.000%	6/20/17	30,200	31,208
3	Nissan Auto Lease Trust	0.980%	5/15/15	22,640	22,803
3	Nissan Auto Lease Trust	1.130%	5/15/17	13,250	13,373
3,5	Nissan Master Owner Trust Receivables	0.684%	5/15/17	61,700	61,899
6	Norddeutsche Landesbank Girozentrale	0.875%	10/16/15	13,500	13,509

5	North Carolina Education Assistance Authority
	Student Loan Revenue	1.215%	1/26/26	37,100	37,436
3,5	North Carolina State Education Assistance
	Authority	1.115%	7/25/25	5,420	5,442
3,5,6Permanent Master Issuer plc		1.490%	7/15/42	37,140	37,213
3,6	Rental Car Finance Corp.	2.510%	2/25/16	87,600	89,715
3	RFMSI Trust	3.833%	8/25/36	30,923	20,031
3	RFMSI Trust	3.961%	9/25/36	12,525	8,481
	Royal Bank of Canada	1.200%	9/19/17	60,300	60,616
3,5,6Silverstone Master Issuer plc		1.819%	1/21/55	30,740	31,763
3,5	SLM Student Loan Trust	0.500%	9/25/19	34,620	34,621
3,5,6SLM Student Loan Trust		1.314%	12/15/21	11,255	11,342
3,5,6SLM Student Loan Trust		0.964%	10/16/23	28,400	28,400
3,5,6SLM Student Loan Trust		1.614%	12/15/23	24,747	24,996
3,5,6SLM Student Loan Trust		1.214%	10/15/24	19,222	19,294
3,5	SLM Student Loan Trust	0.435%	1/27/25	26,343	26,190
3,5	SLM Student Loan Trust	0.415%	4/25/25	83,550	82,486
3,5	SLM Student Loan Trust	0.415%	10/27/25	26,251	26,027
3,5	SLM Student Loan Trust	0.425%	10/27/25	36,300	34,956
3,5	SLM Student Loan Trust	0.405%	1/26/26	66,950	63,783
3,5	SLM Student Loan Trust	0.425%	1/25/27	24,500	23,504
3,6	SLM Student Loan Trust	4.370%	4/17/28	12,200	13,353
3,6	SLM Student Loan Trust	3.740%	2/15/29	60,000	64,201
3,6	SLM Student Loan Trust	3.480%	10/15/30	15,200	16,093
3,6	SLM Student Loan Trust	4.540%	10/17/44	21,100	23,073
3,5,6SMART Trust		1.064%	10/14/14	9,814	9,840
3,6	SMART Trust	1.770%	10/14/14	29,555	29,731
3,5,6SMART Trust		1.714%	12/14/15	52,200	52,747
3,6	SMART Trust	2.520%	11/14/16	42,300	43,391
3	SMART Trust	0.970%	3/14/17	26,200	26,208
3,6	SMART Trust	2.310%	4/14/17	26,850	27,494
3	SMART Trust	1.250%	8/14/18	9,100	9,101
3,6	Sonic Capital LLC	5.438%	5/20/41	19,839	22,103
3,5	South Carolina Student Loan Corp.	1.315%	7/25/25	30,100	30,538
3,6	TAL Advantage LLC	4.310%	5/20/26	14,180	14,746
3,6	Textainer Marine Containers Ltd.	4.700%	6/15/26	18,200	19,284
3,6	Tidewater Auto Receivables Trust	5.920%	5/15/17	651	651
6	Toronto-Dominion Bank	1.625%	9/14/16	67,650	69,859
6	Toronto-Dominion Bank	1.500%	3/13/17	59,800	61,395
3	UBS Commercial Mortgage Trust	4.171%	5/10/45	1,250	1,347
3,6	UBS-BAMLL Trust	3.663%	6/10/30	12,000	12,889
3	Volkswagen Auto Lease Trust	1.060%	5/22/17	17,750	17,928
3	Volkswagen Auto Loan Enhanced Trust	1.150%	7/20/18	15,500	15,721
3,5,6Volkswagen Credit Auto Master Owner Trust		0.891%	9/20/16	50,100	50,420
3,6	Volvo Financial Equipment LLC	2.990%	5/15/17	11,985	12,014
3,6	Volvo Financial Equipment LLC	2.380%	9/16/19	5,400	5,547
3	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	10,080	11,617
3	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	16,543	16,723
3	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	46,760	53,750
3	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	506	508
3	WaMu Mortgage Pass Through Certificates	2.492%	1/25/33	345	345
3	WaMu Mortgage Pass Through Certificates	2.318%	8/25/33	2,438	2,387
3	WaMu Mortgage Pass Through Certificates	2.447%	9/25/33	3,402	3,318
3	Wells Fargo Commercial Mortgage Trust	2.918%	10/15/45	6,050	6,274
3	Wells Fargo Commercial Mortgage Trust	3.539%	10/15/45	1,650	1,745
3	Wells Fargo Mortgage Backed Securities
	Trust	2.635%	10/25/36	32,163	26,485

6 Westpac Banking Corp.	1.375%	7/17/15	29,550	29,976
6 Westpac Banking Corp.	2.450%	11/28/16	18,400	19,396
3 WF-RBS Commercial Mortgage Trust	2.870%	11/15/45	7,800	7,995
3 WF-RBS Commercial Mortgage Trust	3.388%	11/15/45	2,860	2,931
3 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	12,800	13,986
3 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	7,396	8,082
3 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	6,400	6,753
3 World Omni Auto Receivables Trust	5.120%	5/15/14	5,799	5,864
3 World Omni Automobile Lease Securitization
Trust	1.490%	10/15/14	52,700	53,075
3 World Omni Automobile Lease Securitization
Trust	1.780%	9/15/16	31,000	31,436
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,728,198)				7,846,191
Corporate Bonds (61.4%)
Finance (27.4%)
Banking (20.7%)
Abbey National Treasury Services plc	2.875%	4/25/14	34,225	34,837
6 Abbey National Treasury Services plc	3.875%	11/10/14	17,725	18,239
Abbey National Treasury Services plc	4.000%	4/27/16	29,250	30,644
6 ADCB Finance Cayman Ltd.	4.750%	10/8/14	5,000	5,259
American Express Bank FSB	5.500%	4/16/13	36,885	37,745
American Express Centurion Bank	6.000%	9/13/17	23,215	28,199
American Express Co.	4.875%	7/15/13	4,805	4,951
American Express Co.	7.250%	5/20/14	29,250	32,206
American Express Credit Corp.	5.875%	5/2/13	42,630	43,777
American Express Credit Corp.	7.300%	8/20/13	68,520	72,195
American Express Credit Corp.	5.125%	8/25/14	24,250	26,185
American Express Credit Corp.	1.750%	6/12/15	36,435	37,350
American Express Credit Corp.	2.750%	9/15/15	55,697	58,709
American Express Credit Corp.	2.800%	9/19/16	71,075	75,673
American Express Credit Corp.	2.375%	3/24/17	19,500	20,519
Associated Banc-Corp	1.875%	3/12/14	43,900	43,937
6 Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	24,200	25,722
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	41,600	42,517
Bancolombia SA	4.250%	1/12/16	7,820	8,270
Bank of America Corp.	4.900%	5/1/13	16,371	16,710
Bank of America Corp.	7.375%	5/15/14	76,361	83,415
Bank of America Corp.	5.375%	6/15/14	14,700	15,656
Bank of America Corp.	4.500%	4/1/15	41,230	44,138
Bank of America Corp.	4.750%	8/1/15	11,210	12,173
Bank of America Corp.	3.700%	9/1/15	5,960	6,324
Bank of America Corp.	1.500%	10/9/15	39,000	38,985
Bank of America Corp.	3.625%	3/17/16	13,175	13,997
Bank of America Corp.	3.750%	7/12/16	6,350	6,804
Bank of America Corp.	6.500%	8/1/16	50,413	58,625
Bank of America Corp.	5.625%	10/14/16	14,130	16,074
Bank of America Corp.	5.420%	3/15/17	28,672	31,341
Bank of America Corp.	3.875%	3/22/17	10,400	11,164
Bank of America Corp.	6.000%	9/1/17	24,380	28,475
Bank of Montreal	1.750%	4/29/14	14,600	14,884
Bank of Montreal	2.500%	1/11/17	90,515	95,304
Bank of Montreal	1.400%	9/11/17	41,105	41,454
Bank of New York Mellon Corp.	5.125%	8/27/13	8,366	8,689
Bank of New York Mellon Corp.	4.300%	5/15/14	44,682	47,199
Bank of New York Mellon Corp.	1.700%	11/24/14	17,100	17,483
Bank of New York Mellon Corp.	3.100%	1/15/15	12,260	12,913
Bank of New York Mellon Corp.	1.200%	2/20/15	12,375	12,534

Bank of New York Mellon Corp.	4.950%	3/15/15	32,675	35,813
Bank of New York Mellon Corp.	0.700%	10/23/15	43,910	43,803
Bank of New York Mellon Corp.	2.300%	7/28/16	25,694	27,021
Bank of New York Mellon Corp.	2.400%	1/17/17	28,900	30,488
Bank of New York Mellon Corp.	1.969%	6/20/17	8,100	8,376
Bank of Nova Scotia	1.850%	1/12/15	11,800	12,111
Bank of Nova Scotia	3.400%	1/22/15	45,500	48,253
Bank of Nova Scotia	2.050%	10/7/15	14,505	15,129
Bank of Nova Scotia	0.750%	10/9/15	58,600	58,527
Bank of Nova Scotia	2.900%	3/29/16	12,255	13,083
Bank of Nova Scotia	2.550%	1/12/17	70,905	74,982
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.600%	9/11/13	34,200	34,347
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.350%	2/23/17	7,800	8,088
Bank One Corp.	4.900%	4/30/15	14,615	15,818
Barclays Bank plc	2.375%	1/13/14	43,500	44,397
Barclays Bank plc	5.200%	7/10/14	101,185	108,176
Barclays Bank plc	2.750%	2/23/15	48,700	50,386
Barclays Bank plc	5.000%	9/22/16	99,175	111,377
BB&T Corp.	3.375%	9/25/13	23,450	24,030
BB&T Corp.	2.050%	4/28/14	50,215	51,271
BB&T Corp.	5.700%	4/30/14	51,400	55,224
BB&T Corp.	5.200%	12/23/15	15,302	17,137
BB&T Corp.	3.200%	3/15/16	36,040	38,447
BB&T Corp.	3.950%	4/29/16	9,740	10,736
BB&T Corp.	2.150%	3/22/17	40,000	41,410
BB&T Corp.	4.900%	6/30/17	9,750	11,126
BB&T Corp.	1.600%	8/15/17	21,460	21,838
BBVA US Senior SAU	4.664%	10/9/15	83,000	83,541
Bear Stearns Cos. LLC	5.700%	11/15/14	44,310	48,395
Bear Stearns Cos. LLC	5.300%	10/30/15	22,345	24,966
Bear Stearns Cos. LLC	5.550%	1/22/17	24,350	27,679
BNP Paribas SA	3.250%	3/11/15	29,181	30,436
BNP Paribas SA	3.600%	2/23/16	76,130	80,602
BNP Paribas SA	2.375%	9/14/17	116,975	117,916
BNY Mellon NA	4.750%	12/15/14	17,300	18,697
6 BPCE SA	2.375%	10/4/13	13,660	13,670
Branch Banking & Trust Co.	5.625%	9/15/16	4,875	5,538
Canadian Imperial Bank of Commerce	0.900%	10/1/15	43,000	43,252
Capital One Bank USA NA	6.500%	6/13/13	4,675	4,833
Capital One Financial Corp.	6.250%	11/15/13	4,720	4,974
Capital One Financial Corp.	7.375%	5/23/14	43,442	47,662
Capital One Financial Corp.	2.125%	7/15/14	9,800	9,993
Capital One Financial Corp.	2.150%	3/23/15	50,725	52,152
Capital One Financial Corp.	3.150%	7/15/16	12,790	13,617
Capital One Financial Corp.	6.750%	9/15/17	19,520	24,019
Citigroup Inc.	5.500%	4/11/13	31,528	32,186
Citigroup Inc.	5.850%	7/2/13	9,000	9,301
Citigroup Inc.	6.500%	8/19/13	36,900	38,589
Citigroup Inc.	6.000%	12/13/13	52,600	55,603
Citigroup Inc.	6.375%	8/12/14	37,305	40,598
Citigroup Inc.	5.000%	9/15/14	18,920	19,990
Citigroup Inc.	5.500%	10/15/14	17,375	18,792
Citigroup Inc.	6.010%	1/15/15	15,050	16,574
Citigroup Inc.	2.650%	3/2/15	11,700	12,065
Citigroup Inc.	4.875%	5/7/15	9,628	10,330
Citigroup Inc.	4.750%	5/19/15	27,500	29,780
Citigroup Inc.	4.700%	5/29/15	6,367	6,883

	Citigroup Inc.	4.587%	12/15/15	12,500	13,655
	Citigroup Inc.	3.953%	6/15/16	24,385	26,337
	Citigroup Inc.	5.850%	8/2/16	7,310	8,391
	Citigroup Inc.	4.450%	1/10/17	14,630	16,098
3,6,7Colonial BancGroup Inc.		7.114%	5/29/49	25,100	3
	Comerica Bank	5.700%	6/1/14	17,530	18,669
	Comerica Bank	5.750%	11/21/16	8,700	10,112
	Comerica Bank	5.200%	8/22/17	1,940	2,240
6	Commonwealth Bank of Australia	5.000%	11/6/12	9,600	9,601
	Commonwealth Bank of Australia	1.950%	3/16/15	45,100	46,223
	Commonwealth Bank of Australia	1.250%	9/18/15	33,150	33,437
6	Commonwealth Bank of Australia	3.250%	3/17/16	30,500	31,980
	Commonwealth Bank of Australia	1.900%	9/18/17	29,075	29,675
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	1.850%	1/10/14	4,945	5,020
6	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.200%	5/13/14	16,025	16,850
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.125%	10/13/15	11,700	12,069
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	81,085	87,226
	Countrywide Financial Corp.	6.250%	5/15/16	24,370	26,883
	Credit Suisse	5.000%	5/15/13	61,123	62,600
	Credit Suisse	2.200%	1/14/14	11,800	11,997
	Credit Suisse	5.500%	5/1/14	71,460	76,195
	Credit Suisse	3.500%	3/23/15	40,240	42,629
	Credit Suisse USA Inc.	5.500%	8/15/13	9,750	10,129
	Credit Suisse USA Inc.	4.875%	1/15/15	17,853	19,317
	Credit Suisse USA Inc.	5.125%	8/15/15	45,775	50,837
	Credit Suisse USA Inc.	5.375%	3/2/16	31,175	35,177
	Credit Suisse USA Inc.	5.850%	8/16/16	36,650	42,327
	Deutsche Bank AG	4.875%	5/20/13	49,961	51,158
	Deutsche Bank AG	3.875%	8/18/14	8,280	8,723
	Deutsche Bank AG	3.450%	3/30/15	28,285	29,973
	Deutsche Bank AG	3.250%	1/11/16	94,511	100,363
	Deutsche Bank AG	6.000%	9/1/17	70,867	84,919
	Deutsche Bank Financial LLC	5.375%	3/2/15	6,794	7,292
	Fifth Third Bancorp	3.625%	1/25/16	37,000	39,840
	Fifth Third Bank	4.750%	2/1/15	16,400	17,670
3	Fifth Third Capital Trust IV	6.500%	4/15/67	395	394
	First Horizon National Corp.	5.375%	12/15/15	39,844	43,775
	Goldman Sachs Group Inc.	4.750%	7/15/13	3,623	3,723
	Goldman Sachs Group Inc.	5.250%	10/15/13	39,485	41,150
	Goldman Sachs Group Inc.	5.150%	1/15/14	6,730	7,058
	Goldman Sachs Group Inc.	6.000%	5/1/14	40,537	43,405
	Goldman Sachs Group Inc.	5.000%	10/1/14	15,515	16,634
	Goldman Sachs Group Inc.	5.125%	1/15/15	47,683	51,429
	Goldman Sachs Group Inc.	3.300%	5/3/15	32,450	33,929
	Goldman Sachs Group Inc.	3.700%	8/1/15	36,990	39,162
	Goldman Sachs Group Inc.	5.350%	1/15/16	22,860	25,263
	Goldman Sachs Group Inc.	3.625%	2/7/16	68,560	72,388
	Goldman Sachs Group Inc.	5.750%	10/1/16	38,000	43,436
	Goldman Sachs Group Inc.	5.625%	1/15/17	12,690	14,062
	Goldman Sachs Group Inc.	6.250%	9/1/17	9,760	11,432
	HSBC Bank USA NA	4.625%	4/1/14	23,330	24,483
	HSBC Bank USA NA	6.000%	8/9/17	8,450	9,856
	HSBC USA Inc.	2.375%	2/13/15	84,772	87,708

6 ING Bank NV	3.750%	3/7/17	13,640	14,360
JPMorgan Chase & Co.	4.750%	5/1/13	21,126	21,558
JPMorgan Chase & Co.	1.650%	9/30/13	1,750	1,766
JPMorgan Chase & Co.	5.375%	1/15/14	6,925	7,309
JPMorgan Chase & Co.	4.875%	3/15/14	34,090	35,851
JPMorgan Chase & Co.	4.650%	6/1/14	42,023	44,307
JPMorgan Chase & Co.	5.125%	9/15/14	26,719	28,555
JPMorgan Chase & Co.	3.700%	1/20/15	29,852	31,558
JPMorgan Chase & Co.	4.750%	3/1/15	14,210	15,398
JPMorgan Chase & Co.	1.875%	3/20/15	16,360	16,644
JPMorgan Chase & Co.	3.400%	6/24/15	18,040	19,027
5 JPMorgan Chase & Co.	1.502%	9/1/15	10,570	10,502
JPMorgan Chase & Co.	5.150%	10/1/15	9,750	10,786
JPMorgan Chase & Co.	1.100%	10/15/15	37,080	36,991
JPMorgan Chase & Co.	2.600%	1/15/16	19,937	20,720
JPMorgan Chase & Co.	3.450%	3/1/16	37,180	39,261
JPMorgan Chase & Co.	3.150%	7/5/16	43,820	46,342
JPMorgan Chase & Co.	2.000%	8/15/17	23,900	24,064
JPMorgan Chase Bank NA	5.875%	6/13/16	9,750	11,084
KeyBank NA	5.450%	3/3/16	10,483	11,757
KeyCorp	6.500%	5/14/13	19,375	19,972
KeyCorp	3.750%	8/13/15	24,375	26,222
Lloyds TSB Bank plc	4.875%	1/21/16	92,450	101,860
Lloyds TSB Bank plc	4.200%	3/28/17	60,950	67,353
Manufacturers & Traders Trust Co.	6.625%	12/4/17	18,781	22,645
Mellon Funding Corp.	5.200%	5/15/14	7,900	8,459
Mellon Funding Corp.	5.000%	12/1/14	6,100	6,585
Merrill Lynch & Co. Inc.	6.150%	4/25/13	12,990	13,302
Merrill Lynch & Co. Inc.	5.000%	2/3/14	3,050	3,189
Merrill Lynch & Co. Inc.	5.450%	7/15/14	29,825	31,996
Merrill Lynch & Co. Inc.	5.000%	1/15/15	17,620	18,881
Merrill Lynch & Co. Inc.	6.050%	5/16/16	31,402	34,644
Merrill Lynch & Co. Inc.	5.700%	5/2/17	4,570	5,031
Merrill Lynch & Co. Inc.	6.400%	8/28/17	24,372	28,742
Morgan Stanley	2.875%	1/24/14	12,665	12,888
Morgan Stanley	4.750%	4/1/14	53,100	55,067
Morgan Stanley	6.000%	5/13/14	45,629	48,486
Morgan Stanley	4.200%	11/20/14	24,040	25,102
Morgan Stanley	4.100%	1/26/15	36,900	38,345
Morgan Stanley	6.000%	4/28/15	29,560	32,217
Morgan Stanley	4.000%	7/24/15	16,450	17,221
Morgan Stanley	5.375%	10/15/15	26,330	28,635
Morgan Stanley	3.450%	11/2/15	9,750	10,052
Morgan Stanley	3.800%	4/29/16	39,970	41,477
Morgan Stanley	5.750%	10/18/16	19,595	21,798
Morgan Stanley	5.450%	1/9/17	47,880	52,849
Morgan Stanley	4.750%	3/22/17	19,605	21,129
Morgan Stanley	5.550%	4/27/17	9,745	10,741
Morgan Stanley	6.250%	8/28/17	13,540	15,427
National Australia Bank Ltd.	2.000%	3/9/15	40,660	41,855
National Australia Bank Ltd.	1.600%	8/7/15	29,250	29,771
National Australia Bank Ltd.	2.750%	3/9/17	43,860	46,329
National Bank of Canada	1.500%	6/26/15	33,200	33,874
National City Bank	4.625%	5/1/13	4,170	4,255
National City Bank	5.250%	12/15/16	14,000	16,020
National City Bank	5.800%	6/7/17	14,625	17,340
National City Corp.	4.900%	1/15/15	28,928	31,481

6 Nordea Bank AB	3.125%	3/20/17	9,300	9,772
PNC Bank NA	4.875%	9/21/17	8,380	9,612
PNC Funding Corp.	3.000%	5/19/14	19,760	20,488
PNC Funding Corp.	5.400%	6/10/14	6,820	7,334
PNC Funding Corp.	3.625%	2/8/15	34,200	36,490
PNC Funding Corp.	4.250%	9/21/15	23,385	25,645
PNC Funding Corp.	5.250%	11/15/15	25,165	28,120
PNC Funding Corp.	2.700%	9/19/16	50,210	53,288
Regions Financial Corp.	5.750%	6/15/15	8,195	8,933
Royal Bank of Canada	1.125%	1/15/14	20,860	21,035
Royal Bank of Canada	1.450%	10/30/14	20,940	21,303
Royal Bank of Canada	1.150%	3/13/15	19,324	19,562
Royal Bank of Canada	0.800%	10/30/15	31,750	31,766
Royal Bank of Canada	2.625%	12/15/15	4,380	4,633
Royal Bank of Canada	2.875%	4/19/16	73,300	78,268
Royal Bank of Canada	2.300%	7/20/16	52,900	55,537
Royal Bank of Scotland Group plc	2.550%	9/18/15	92,750	94,861
Royal Bank of Scotland plc	4.875%	3/16/15	42,659	45,801
Royal Bank of Scotland plc	3.950%	9/21/15	63,368	67,294
Royal Bank of Scotland plc	4.375%	3/16/16	86,765	94,293
Santander Holdings USA Inc.	3.000%	9/24/15	14,640	14,868
Santander Holdings USA Inc.	4.625%	4/19/16	8,600	9,021
6 Societe Generale SA	3.100%	9/14/15	3,900	4,004
6 Societe Generale SA	3.500%	1/15/16	12,625	13,026
Societe Generale SA	2.750%	10/12/17	65,600	65,903
SouthTrust Corp.	5.800%	6/15/14	25,467	27,317
State Street Bank & Trust Co.	5.300%	1/15/16	7,261	8,061
State Street Corp.	2.875%	3/7/16	43,900	46,732
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	14,300	14,413
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	45,320	46,226
SunTrust Banks Inc.	3.600%	4/15/16	25,200	26,980
SunTrust Banks Inc.	3.500%	1/20/17	12,610	13,521
Svenska Handelsbanken AB	3.125%	7/12/16	23,060	24,519
Svenska Handelsbanken AB	2.875%	4/4/17	29,750	31,452
Toronto-Dominion Bank	2.500%	7/14/16	23,796	25,149
Toronto-Dominion Bank	2.375%	10/19/16	69,120	72,633
UBS AG	2.250%	1/28/14	73,350	74,513
UBS AG	3.875%	1/15/15	34,203	36,252
UBS AG	5.875%	7/15/16	12,002	13,396
UBS AG	5.875%	12/20/17	4,536	5,354
Union Bank NA	5.950%	5/11/16	42,695	48,302
Union Bank NA	3.000%	6/6/16	24,375	25,788
Union Bank NA	2.125%	6/16/17	13,575	14,001
UnionBanCal Corp.	5.250%	12/16/13	10,996	11,447
US Bancorp	1.375%	9/13/13	11,415	11,494
US Bancorp	1.125%	10/30/13	21,950	22,080
US Bancorp	4.200%	5/15/14	29,223	30,862
US Bancorp	2.875%	11/20/14	24,352	25,505
US Bancorp	2.450%	7/27/15	34,100	35,678
US Bancorp	2.200%	11/15/16	29,200	30,498
US Bancorp	1.650%	5/15/17	24,600	25,098
US Bank NA	6.300%	2/4/14	48,850	52,259
5 US Bank NA	0.620%	10/14/14	21,100	21,009
US Bank NA	4.950%	10/30/14	19,420	20,988
3 US Bank NA	3.778%	4/29/20	28,050	29,732
Wachovia Bank NA	4.800%	11/1/14	18,250	19,608
Wachovia Bank NA	4.875%	2/1/15	11,500	12,456

Wachovia Bank NA	5.000%	8/15/15	9,750	10,708
Wachovia Corp.	4.875%	2/15/14	13,305	13,970
Wachovia Corp.	5.250%	8/1/14	41,415	44,455
Wachovia Corp.	5.625%	10/15/16	34,080	39,616
7 Washington Mutual Bank / Debt not acquired
by JPMorgan	6.875%	6/15/11	21,983	44
Wells Fargo & Co.	4.625%	4/15/14	13,750	14,424
Wells Fargo & Co.	3.750%	10/1/14	47,298	50,134
Wells Fargo & Co.	1.250%	2/13/15	22,630	22,842
Wells Fargo & Co.	3.625%	4/15/15	26,620	28,381
Wells Fargo & Co.	1.500%	7/1/15	52,535	53,425
Wells Fargo & Co.	3.676%	6/15/16	58,064	62,981
Wells Fargo & Co.	2.625%	12/15/16	23,365	24,688
Wells Fargo & Co.	2.100%	5/8/17	27,720	28,468
Wells Fargo Bank NA	4.750%	2/9/15	11,265	12,204
Westpac Banking Corp.	2.100%	8/2/13	12,450	12,614
Westpac Banking Corp.	1.850%	12/9/13	24,015	24,384
Westpac Banking Corp.	4.200%	2/27/15	46,575	50,045
Westpac Banking Corp.	3.000%	8/4/15	27,650	29,196
Westpac Banking Corp.	1.125%	9/25/15	26,500	26,682
Westpac Banking Corp.	3.000%	12/9/15	33,150	35,026
Westpac Banking Corp.	2.000%	8/14/17	64,200	65,825

Brokerage (0.2%)
Ameriprise Financial Inc.	5.650%	11/15/15	6,820	7,715
6 Charles Schwab Corp.	3.225%	9/1/22	9,750	9,837
Franklin Resources Inc.	1.375%	9/15/17	13,650	13,756
Franklin Resources Inc.	2.800%	9/15/22	4,888	4,960
Jefferies Group Inc.	5.875%	6/8/14	4,050	4,273
Jefferies Group Inc.	3.875%	11/9/15	11,400	11,571
Jefferies Group Inc.	5.125%	4/13/18	1,825	1,871
7 Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
TD Ameritrade Holding Corp.	4.150%	12/1/14	14,600	15,628

Finance Companies (2.1%)
General Electric Capital Corp.	1.875%	9/16/13	28,825	29,196
General Electric Capital Corp.	2.100%	1/7/14	18,740	19,076
General Electric Capital Corp.	5.900%	5/13/14	18,155	19,585
General Electric Capital Corp.	5.500%	6/4/14	14,550	15,643
General Electric Capital Corp.	4.750%	9/15/14	10,000	10,740
General Electric Capital Corp.	3.750%	11/14/14	33,995	36,083
General Electric Capital Corp.	2.150%	1/9/15	65,030	66,788
General Electric Capital Corp.	1.625%	7/2/15	33,555	34,127
General Electric Capital Corp.	4.375%	9/21/15	33,649	36,839
General Electric Capital Corp.	2.250%	11/9/15	18,790	19,449
General Electric Capital Corp.	5.000%	1/8/16	22,905	25,594
General Electric Capital Corp.	2.950%	5/9/16	24,400	25,830
General Electric Capital Corp.	3.350%	10/17/16	46,380	49,993
General Electric Capital Corp.	2.900%	1/9/17	29,275	31,002
General Electric Capital Corp.	2.300%	4/27/17	48,290	49,895
General Electric Capital Corp.	5.625%	9/15/17	10,735	12,556
3 General Electric Capital Corp.	6.375%	11/15/67	14,450	15,461
HSBC Finance Corp.	5.250%	1/15/14	71,903	75,432
HSBC Finance Corp.	5.250%	4/15/15	19,400	20,977
HSBC Finance Corp.	5.000%	6/30/15	35,335	38,517
HSBC Finance Corp.	5.500%	1/19/16	50,185	55,728
5 HSBC Finance Corp.	0.848%	6/1/16	11,250	10,808

SLM Corp.	5.375%	5/15/14	14,600	15,358
SLM Corp.	5.050%	11/14/14	20,175	21,340
SLM Corp.	3.875%	9/10/15	29,270	30,179
SLM Corp.	6.250%	1/25/16	35,041	38,063
SLM Corp.	6.000%	1/25/17	20,855	22,773
SLM Corp.	4.625%	9/25/17	14,640	15,036
6 USAA Capital Corp.	3.500%	7/17/14	9,600	10,012
6 USAA Capital Corp.	1.050%	9/30/14	17,340	17,457
6 USAA Capital Corp.	2.250%	12/13/16	9,840	10,289

Insurance (2.9%)
ACE INA Holdings Inc.	5.875%	6/15/14	28,865	31,234
ACE INA Holdings Inc.	5.600%	5/15/15	17,780	19,943
ACE INA Holdings Inc.	2.600%	11/23/15	25,560	26,759
ACE INA Holdings Inc.	5.700%	2/15/17	11,537	13,579
Aegon NV	4.750%	6/1/13	24,150	24,723
Aetna Inc.	6.000%	6/15/16	23,090	26,942
Aetna Inc.	1.750%	5/15/17	4,875	4,926
Aflac Inc.	3.450%	8/15/15	10,200	10,905
Allied World Assurance Co. Ltd.	7.500%	8/1/16	7,142	8,498
Allstate Corp.	6.200%	5/16/14	12,700	13,753
Allstate Corp.	5.000%	8/15/14	400	430
Allstate Life Global Funding Trusts	5.375%	4/30/13	32,100	32,884
American International Group Inc.	4.250%	9/15/14	32,100	33,902
American International Group Inc.	2.375%	8/24/15	9,750	9,907
American International Group Inc.	5.050%	10/1/15	25,250	27,908
American International Group Inc.	4.875%	9/15/16	33,520	37,468
American International Group Inc.	5.600%	10/18/16	9,770	11,185
American International Group Inc.	3.800%	3/22/17	21,465	23,144
American International Group Inc.	5.450%	5/18/17	13,300	15,243
Aspen Insurance Holdings Ltd.	6.000%	8/15/14	4,205	4,464
Axis Capital Holdings Ltd.	5.750%	12/1/14	38,900	41,786
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	9,050	9,255
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	6,650	6,888
Berkshire Hathaway Finance Corp.	1.500%	1/10/14	22,900	23,212
Berkshire Hathaway Finance Corp.	5.100%	7/15/14	13,900	14,916
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	25,715	27,030
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	37,655	38,486
Berkshire Hathaway Inc.	3.200%	2/11/15	8,860	9,379
Berkshire Hathaway Inc.	2.200%	8/15/16	4,850	5,073
Berkshire Hathaway Inc.	1.900%	1/31/17	29,480	30,404
Chubb Corp.	5.200%	4/1/13	2,067	2,106
3 Chubb Corp.	6.375%	3/29/67	5,860	6,299
Cigna Corp.	2.750%	11/15/16	9,600	10,118
CNA Financial Corp.	5.850%	12/15/14	29,630	32,207
CNA Financial Corp.	6.500%	8/15/16	10,745	12,344
Coventry Health Care Inc.	6.125%	1/15/15	25,955	28,558
Genworth Financial Inc.	5.750%	6/15/14	9,700	10,039
Hartford Financial Services Group Inc.	4.000%	3/30/15	8,400	8,806
Hartford Financial Services Group Inc.	5.375%	3/15/17	6,255	7,088
Hartford Financial Services Group Inc.	4.000%	10/15/17	2,585	2,830
Jefferson-Pilot Corp.	4.750%	1/30/14	8,780	9,171
Manulife Financial Corp.	3.400%	9/17/15	14,620	15,370
6 MassMutual Global Funding II	3.125%	4/14/16	14,850	15,754
6 MassMutual Global Funding II	2.500%	10/17/22	8,475	8,476
MetLife Inc.	2.375%	2/6/14	58,500	59,808
MetLife Inc.	6.750%	6/1/16	40,950	48,922

MetLife Inc.	1.756%	12/15/17	14,600	14,813
6 Metropolitan Life Global Funding I	5.125%	6/10/14	12,615	13,481
6 New York Life Global Funding	1.300%	10/30/17	17,325	17,359
6 Pricoa Global Funding I	5.450%	6/11/14	30,034	32,229
Principal Financial Group Inc.	7.875%	5/15/14	23,450	25,952
6 Principal Life Global Funding I	5.050%	3/15/15	7,750	8,455
Protective Life Corp.	4.300%	6/1/13	8,540	8,700
Prudential Financial Inc.	5.100%	9/20/14	9,350	10,044
Prudential Financial Inc.	6.200%	1/15/15	11,465	12,628
Prudential Financial Inc.	4.750%	9/17/15	19,095	21,094
Prudential Financial Inc.	3.000%	5/12/16	11,725	12,421
Reinsurance Group of America Inc.	5.625%	3/15/17	6,000	6,829
Transatlantic Holdings Inc.	5.750%	12/14/15	33,950	37,710
Travelers Cos. Inc.	6.250%	6/20/16	10,125	11,930
UnitedHealth Group Inc.	4.875%	4/1/13	4,121	4,197
UnitedHealth Group Inc.	5.000%	8/15/14	13,335	14,348
UnitedHealth Group Inc.	1.400%	10/15/17	24,600	24,813
WellPoint Inc.	5.000%	12/15/14	12,700	13,820
WellPoint Inc.	5.250%	1/15/16	9,985	11,212
WellPoint Inc.	5.875%	6/15/17	10,500	12,447
Willis North America Inc.	6.200%	3/28/17	9,755	11,223
XL Group plc	5.250%	9/15/14	42,514	45,314

Other Finance (0.1%)
6 LeasePlan Corp. NV	3.000%	10/23/17	10,250	10,364
NYSE Euronext	2.000%	10/5/17	18,800	19,181
ORIX Corp.	3.750%	3/9/17	19,000	19,855

Real Estate Investment Trusts (1.4%)
Boston Properties LP	5.625%	4/15/15	6,000	6,631
Brandywine Operating Partnership LP	5.400%	11/1/14	4,850	5,204
Brandywine Operating Partnership LP	7.500%	5/15/15	9,750	10,992
Brandywine Operating Partnership LP	5.700%	5/1/17	12,016	13,391
Camden Property Trust	5.000%	6/15/15	6,300	6,864
DDR Corp.	5.500%	5/1/15	20,772	22,667
Digital Realty Trust LP	4.500%	7/15/15	50,080	53,931
Duke Realty LP	4.625%	5/15/13	9,725	9,934
Duke Realty LP	6.250%	5/15/13	10,076	10,366
Duke Realty LP	7.375%	2/15/15	4,875	5,459
Duke Realty LP	5.950%	2/15/17	4,740	5,481
ERP Operating LP	5.250%	9/15/14	9,740	10,527
ERP Operating LP	6.584%	4/13/15	7,583	8,539
ERP Operating LP	5.125%	3/15/16	15,380	17,293
ERP Operating LP	5.375%	8/1/16	20,380	23,257
HCP Inc.	2.700%	2/1/14	14,550	14,859
HCP Inc.	3.750%	2/1/16	14,550	15,477
HCP Inc.	6.000%	1/30/17	9,750	11,288
Health Care REIT Inc.	5.875%	5/15/15	5,580	6,190
Health Care REIT Inc.	3.625%	3/15/16	9,675	10,248
Health Care REIT Inc.	4.700%	9/15/17	4,690	5,279
Health Care REIT Inc.	4.125%	4/1/19	10,690	11,569
Hospitality Properties Trust	7.875%	8/15/14	12,150	13,108
Hospitality Properties Trust	6.300%	6/15/16	4,875	5,327
Kilroy Realty LP	5.000%	11/3/15	14,550	15,789
Kilroy Realty LP	4.800%	7/15/18	9,415	10,431
Kimco Realty Corp.	5.783%	3/15/16	15,783	17,764
ProLogis LP	6.250%	3/15/17	8,275	9,472

ProLogis LP	4.500%	8/15/17	7,300	7,988
Realty Income Corp.	2.000%	1/31/18	19,500	19,704
Regency Centers LP	4.950%	4/15/14	4,875	5,120
Regency Centers LP	5.875%	6/15/17	8,800	10,182
Senior Housing Properties Trust	4.300%	1/15/16	9,700	10,040
Simon Property Group LP	6.750%	5/15/14	10,800	11,612
Simon Property Group LP	5.100%	6/15/15	9,125	10,128
Simon Property Group LP	6.100%	5/1/16	5,820	6,733
Simon Property Group LP	5.250%	12/1/16	6,226	7,142
Simon Property Group LP	2.800%	1/30/17	32,470	34,555
Simon Property Group LP	5.875%	3/1/17	4,875	5,749
Simon Property Group LP	2.150%	9/15/17	53,600	55,999
Tanger Properties LP	6.150%	11/15/15	15,860	18,109
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	24,405	25,844
				11,591,797
Industrial (30.0%)
Basic Industry (2.4%)
Air Products & Chemicals Inc.	4.150%	2/1/13	12,300	12,417
Air Products & Chemicals Inc.	2.000%	8/2/16	9,825	10,248
Air Products & Chemicals Inc.	1.200%	10/15/17	9,760	9,774
Alcoa Inc.	6.750%	7/15/18	9,750	11,269
6 Anglo American Capital plc	2.625%	4/3/17	19,550	19,670
6 Anglo American Capital plc	2.625%	9/27/17	8,450	8,437
ArcelorMittal	5.375%	6/1/13	34,280	35,010
ArcelorMittal	9.500%	2/15/15	18,985	21,268
ArcelorMittal	4.250%	8/5/15	11,488	11,567
ArcelorMittal	4.250%	3/1/16	4,878	4,843
ArcelorMittal	5.000%	2/25/17	18,062	17,568
ArcelorMittal USA LLC	6.500%	4/15/14	11,285	11,775
Barrick Gold Corp.	1.750%	5/30/14	36,040	36,635
Barrick Gold Corp.	2.900%	5/30/16	17,330	18,307
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	6,966	7,105
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	55,475	59,338
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	45,775	46,318
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	23,315	24,104
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	36,050	36,936
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	4,390	5,186
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	4,880	5,022
CF Industries Inc.	6.875%	5/1/18	6,775	8,316
Dow Chemical Co.	2.500%	2/15/16	4,871	5,096
Eastman Chemical Co.	2.400%	6/1/17	45,184	46,976
Ecolab Inc.	2.375%	12/8/14	15,050	15,591
Ecolab Inc.	3.000%	12/8/16	21,907	23,532
EI du Pont de Nemours & Co.	5.875%	1/15/14	208	222
EI du Pont de Nemours & Co.	1.950%	1/15/16	33,820	35,121
EI du Pont de Nemours & Co.	2.750%	4/1/16	4,149	4,420
EI du Pont de Nemours & Co.	5.250%	12/15/16	14,804	17,287
EI du Pont de Nemours & Co.	6.000%	7/15/18	9,753	12,213
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	9,745	9,832
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	6,820	6,945
International Paper Co.	5.300%	4/1/15	4,750	5,183
International Paper Co.	7.950%	6/15/18	7,250	9,426
Praxair Inc.	1.750%	11/15/12	20,200	20,208
Praxair Inc.	4.625%	3/30/15	17,161	18,792
Praxair Inc.	5.200%	3/15/17	13,163	15,511
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	120,666	135,210
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	15,242	15,664

Rio Tinto Finance USA Ltd.	2.500%	5/20/16	35,578	37,165
Rio Tinto Finance USA plc	2.000%	3/22/17	21,450	21,986
Rio Tinto Finance USA plc	1.625%	8/21/17	23,400	23,541
Rohm & Haas Co.	6.000%	9/15/17	4,380	5,255
RPM International Inc.	3.450%	11/15/22	6,750	6,728
Teck Resources Ltd.	5.375%	10/1/15	4,880	5,415
Vale Overseas Ltd.	6.250%	1/11/16	14,610	16,594
Vale Overseas Ltd.	6.250%	1/23/17	34,040	39,534
6 Xstrata Finance Canada Ltd.	1.800%	10/23/15	29,280	29,805
6 Xstrata Finance Canada Ltd.	3.600%	1/15/17	15,600	16,451
6 Xstrata Finance Canada Ltd.	2.450%	10/25/17	14,640	14,585

Capital Goods (3.2%)
ABB Finance USA Inc.	1.625%	5/8/17	14,630	14,890
6 ABB Treasury Center USA Inc.	2.500%	6/15/16	14,650	15,263
Bemis Co. Inc.	5.650%	8/1/14	10,130	10,923
Boeing Capital Corp.	5.800%	1/15/13	22,048	22,278
Boeing Capital Corp.	2.125%	8/15/16	5,300	5,553
Boeing Co.	5.125%	2/15/13	28,820	29,211
Boeing Co.	3.500%	2/15/15	4,750	5,076
Case New Holland Inc.	7.750%	9/1/13	27,925	29,112
Caterpillar Financial Services Corp.	2.000%	4/5/13	4,520	4,551
Caterpillar Financial Services Corp.	4.900%	8/15/13	16,495	17,072
Caterpillar Financial Services Corp.	6.200%	9/30/13	27,200	28,617
Caterpillar Financial Services Corp.	6.125%	2/17/14	24,280	26,031
Caterpillar Financial Services Corp.	1.650%	4/1/14	26,625	27,034
5 Caterpillar Financial Services Corp.	0.788%	2/9/15	32,620	32,807
Caterpillar Financial Services Corp.	4.750%	2/17/15	11,900	12,966
Caterpillar Financial Services Corp.	1.100%	5/29/15	17,910	18,127
Caterpillar Financial Services Corp.	2.750%	6/24/15	9,250	9,746
Caterpillar Financial Services Corp.	2.650%	4/1/16	14,665	15,494
Caterpillar Financial Services Corp.	2.050%	8/1/16	20,610	21,472
Caterpillar Financial Services Corp.	1.625%	6/1/17	4,885	5,006
Caterpillar Inc.	1.500%	6/26/17	9,750	9,949
Cooper US Inc.	5.250%	11/15/12	19,115	19,143
CRH America Inc.	5.300%	10/15/13	21,527	22,374
CRH America Inc.	4.125%	1/15/16	38,050	39,568
Danaher Corp.	1.300%	6/23/14	13,300	13,497
Danaher Corp.	2.300%	6/23/16	14,198	14,886
Eaton Corp.	5.950%	3/20/14	9,750	10,452
Emerson Electric Co.	5.625%	11/15/13	7,800	8,252
Emerson Electric Co.	4.125%	4/15/15	9,220	9,986
General Dynamics Corp.	4.250%	5/15/13	6,500	6,638
General Dynamics Corp.	5.250%	2/1/14	41,916	44,387
General Dynamics Corp.	1.375%	1/15/15	30,595	31,109
General Dynamics Corp.	2.250%	7/15/16	5,637	5,945
General Electric Co.	5.000%	2/1/13	176,515	178,474
General Electric Co.	0.850%	10/9/15	18,420	18,450
General Electric Co.	5.250%	12/6/17	82,550	97,969
Harsco Corp.	5.125%	9/15/13	8,000	8,237
Harsco Corp.	2.700%	10/15/15	29,475	29,823
Honeywell International Inc.	4.250%	3/1/13	4,250	4,306
Illinois Tool Works Inc.	5.150%	4/1/14	18,725	19,959
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	18,270	19,059
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	36,003	40,335
John Deere Capital Corp.	1.875%	6/17/13	30,850	31,143
John Deere Capital Corp.	4.900%	9/9/13	15,397	15,988

John Deere Capital Corp.	1.250%	12/2/14	11,470	11,626
John Deere Capital Corp.	2.950%	3/9/15	32,950	34,645
John Deere Capital Corp.	0.950%	6/29/15	16,575	16,717
John Deere Capital Corp.	0.700%	9/4/15	6,350	6,349
John Deere Capital Corp.	2.250%	6/7/16	28,375	29,664
John Deere Capital Corp.	1.850%	9/15/16	25,570	26,471
John Deere Capital Corp.	2.000%	1/13/17	12,680	13,220
John Deere Capital Corp.	1.400%	3/15/17	19,490	19,873
John Deere Capital Corp.	1.200%	10/10/17	14,640	14,767
L-3 Communications Corp.	3.950%	11/15/16	24,610	26,747
Lockheed Martin Corp.	2.125%	9/15/16	13,985	14,574
Mohawk Industries Inc.	6.375%	1/15/16	6,146	6,941
United Technologies Corp.	1.200%	6/1/15	11,500	11,696
United Technologies Corp.	1.800%	6/1/17	48,720	50,459
Waste Management Inc.	6.375%	3/11/15	5,817	6,553
Waste Management Inc.	2.600%	9/1/16	8,200	8,675

Communication (5.3%)
America Movil SAB de CV	5.500%	3/1/14	20,916	22,219
America Movil SAB de CV	5.750%	1/15/15	19,525	21,590
America Movil SAB de CV	3.625%	3/30/15	48,771	52,056
America Movil SAB de CV	2.375%	9/8/16	70,260	72,997
America Movil SAB de CV	5.625%	11/15/17	15,730	18,959
American Tower Corp.	4.625%	4/1/15	6,875	7,392
AT&T Inc.	5.100%	9/15/14	45,013	48,817
AT&T Inc.	0.875%	2/13/15	26,250	26,441
AT&T Inc.	2.500%	8/15/15	50,920	53,547
AT&T Inc.	2.950%	5/15/16	22,580	24,233
AT&T Inc.	5.625%	6/15/16	21,020	24,525
AT&T Inc.	2.400%	8/15/16	56,408	59,545
AT&T Inc.	1.600%	2/15/17	29,180	29,900
AT&T Inc.	1.700%	6/1/17	26,170	26,999
AT&T Inc.	5.500%	2/1/18	8,974	10,877
BellSouth Corp.	5.200%	9/15/14	30,175	32,710
6 British Sky Broadcasting Group plc	9.500%	11/15/18	12,464	17,352
CBS Corp.	1.950%	7/1/17	10,701	10,990
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	39,655	42,382
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	93,600	99,079
CenturyLink Inc.	5.000%	2/15/15	4,750	5,049
Comcast Corp.	5.300%	1/15/14	26,309	27,804
Comcast Corp.	6.500%	1/15/15	38,094	42,867
Comcast Corp.	5.850%	11/15/15	13,578	15,597
Comcast Corp.	6.500%	1/15/17	14,840	18,089
COX Communications Inc.	5.450%	12/15/14	20,828	22,902
Deutsche Telekom International Finance BV	4.875%	7/8/14	3,265	3,479
6 Deutsche Telekom International Finance BV	3.125%	4/11/16	17,100	18,080
6 Deutsche Telekom International Finance BV	2.250%	3/6/17	7,075	7,245
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	3,965	4,260
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	36,133	38,344
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	17,710	18,697
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	36,425	38,937

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	29,180	30,098
Discovery Communications LLC	3.700%	6/1/15	30,027	32,293
Embarq Corp.	7.082%	6/1/16	10,195	11,988
France Telecom SA	4.375%	7/8/14	60,006	63,577
France Telecom SA	2.125%	9/16/15	38,688	40,021
France Telecom SA	2.750%	9/14/16	26,380	27,938
Interpublic Group of Cos. Inc.	6.250%	11/15/14	14,650	15,822
McGraw-Hill Cos. Inc.	5.375%	11/15/12	6,200	6,209
NBCUniversal Media LLC	2.100%	4/1/14	29,200	29,820
NBCUniversal Media LLC	3.650%	4/30/15	18,555	19,886
NBCUniversal Media LLC	2.875%	4/1/16	45,855	48,759
News America Inc.	5.300%	12/15/14	13,550	14,872
Omnicom Group Inc.	5.900%	4/15/16	16,625	19,169
Qwest Corp.	7.500%	10/1/14	18,783	20,850
Qwest Corp.	6.500%	6/1/17	7,003	8,213
Reed Elsevier Capital Inc.	7.750%	1/15/14	9,150	9,911
Rogers Communications Inc.	6.375%	3/1/14	14,002	15,057
Rogers Communications Inc.	7.500%	3/15/15	5,299	6,125
TCI Communications Inc.	8.750%	8/1/15	9,860	11,906
Telecom Italia Capital SA	5.250%	11/15/13	49,375	51,030
Telecom Italia Capital SA	6.175%	6/18/14	33,657	35,722
Telecom Italia Capital SA	4.950%	9/30/14	57,951	60,582
Telecom Italia Capital SA	5.250%	10/1/15	38,748	41,230
Telefonica Emisiones SAU	4.949%	1/15/15	18,925	19,816
Telefonica Emisiones SAU	3.992%	2/16/16	17,650	17,971
Telefonica Emisiones SAU	6.421%	6/20/16	21,520	23,375
Telefonos de Mexico SAB de CV	5.500%	1/27/15	4,875	5,345
Thomson Reuters Corp.	5.950%	7/15/13	50,874	52,819
Thomson Reuters Corp.	5.700%	10/1/14	22,400	24,444
Time Warner Cable Inc.	8.250%	2/14/14	11,400	12,486
Time Warner Cable Inc.	7.500%	4/1/14	17,645	19,307
Time Warner Cable Inc.	3.500%	2/1/15	22,325	23,746
Time Warner Cable Inc.	5.850%	5/1/17	39,060	46,692
Verizon Communications Inc.	1.950%	3/28/14	23,460	23,962
Verizon Communications Inc.	1.250%	11/3/14	50,050	50,813
Verizon Communications Inc.	4.900%	9/15/15	7,300	8,182
Verizon Communications Inc.	5.550%	2/15/16	30,403	34,981
Verizon Communications Inc.	2.000%	11/1/16	45,941	47,918
Verizon Communications Inc.	5.500%	4/1/17	13,675	16,295
Vodafone Group plc	4.150%	6/10/14	67,866	71,677
Vodafone Group plc	2.875%	3/16/16	27,380	29,065
Vodafone Group plc	5.625%	2/27/17	16,012	19,010
Vodafone Group plc	1.625%	3/20/17	34,430	35,201
Vodafone Group plc	1.250%	9/26/17	37,870	38,033
WPP Finance UK	8.000%	9/15/14	17,480	19,526

Consumer Cyclical (4.1%)
6 American Honda Finance Corp.	6.700%	10/1/13	19,400	20,467
6 American Honda Finance Corp.	3.500%	3/16/15	7,200	7,622
6 American Honda Finance Corp.	2.500%	9/21/15	13,870	14,486
6 American Honda Finance Corp.	2.125%	2/28/17	14,330	14,739
6 American Honda Finance Corp.	1.500%	9/11/17	10,566	10,628
CVS Caremark Corp.	3.250%	5/18/15	22,070	23,532
CVS Caremark Corp.	6.125%	8/15/16	4,860	5,769
CVS Caremark Corp.	5.750%	6/1/17	25,527	30,768
6 Daimler Finance North America LLC	2.300%	1/9/15	19,480	19,967

6 Daimler Finance North America LLC	2.400%	4/10/17	9,740	10,047
Darden Restaurants Inc.	6.200%	10/15/17	12,500	14,954
eBay Inc.	1.625%	10/15/15	15,783	16,258
eBay Inc.	1.350%	7/15/17	15,802	16,012
6 Experian Finance plc	2.375%	6/15/17	11,970	12,268
Ford Motor Credit Co. LLC	3.875%	1/15/15	33,983	35,431
Ford Motor Credit Co. LLC	7.000%	4/15/15	51,889	58,017
Ford Motor Credit Co. LLC	2.750%	5/15/15	33,161	33,801
Ford Motor Credit Co. LLC	5.625%	9/15/15	15,265	16,741
Ford Motor Credit Co. LLC	2.500%	1/15/16	17,080	17,357
Ford Motor Credit Co. LLC	4.207%	4/15/16	22,343	23,739
Ford Motor Credit Co. LLC	3.984%	6/15/16	30,550	32,268
Ford Motor Credit Co. LLC	4.250%	2/3/17	13,655	14,561
Ford Motor Credit Co. LLC	3.000%	6/12/17	24,125	24,657
Ford Motor Credit Co. LLC	6.625%	8/15/17	22,403	26,286
Ford Motor Credit Co. LLC	5.000%	5/15/18	14,280	15,604
6 Harley-Davidson Financial Services Inc.	1.150%	9/15/15	34,600	34,675
6 Harley-Davidson Financial Services Inc.	3.875%	3/15/16	12,253	13,220
6 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	8,352	8,616
6 Harley-Davidson Funding Corp.	5.750%	12/15/14	20,635	22,522
Historic TW Inc.	9.125%	1/15/13	28,598	29,078
Home Depot Inc.	5.400%	3/1/16	79,615	91,940
6 Hyundai Capital America	3.750%	4/6/16	10,980	11,626
6 Hyundai Capital Services Inc.	4.375%	7/27/16	15,860	17,171
6 Kia Motors Corp.	3.625%	6/14/16	11,454	12,064
Lowe's Cos. Inc.	1.625%	4/15/17	36,029	37,070
Macy's Retail Holdings Inc.	7.875%	7/15/15	32,444	38,156
Macy's Retail Holdings Inc.	5.900%	12/1/16	36,480	42,972
Macy's Retail Holdings Inc.	7.450%	7/15/17	23,545	29,136
Marriott International Inc.	6.375%	6/15/17	6,872	8,127
6 Nissan Motor Acceptance Corp.	3.250%	1/30/13	38,040	38,233
6 Nissan Motor Acceptance Corp.	4.500%	1/30/15	18,485	19,749
6 Nissan Motor Acceptance Corp.	1.950%	9/12/17	13,530	13,650
Nordstrom Inc.	6.750%	6/1/14	7,434	8,156
Nordstrom Inc.	6.250%	1/15/18	6,599	7,991
5 PACCAR Financial Corp.	0.668%	4/5/13	50,535	50,618
PACCAR Financial Corp.	1.550%	9/29/14	16,740	17,040
PACCAR Financial Corp.	0.750%	8/14/15	12,680	12,686
PACCAR Financial Corp.	1.600%	3/15/17	12,000	12,209
TJX Cos. Inc.	4.200%	8/15/15	5,360	5,868
Toll Brothers Finance Corp.	5.150%	5/15/15	16,010	17,275
Toyota Motor Credit Corp.	1.250%	11/17/14	20,223	20,504
Toyota Motor Credit Corp.	1.000%	2/17/15	41,340	41,683
Toyota Motor Credit Corp.	0.875%	7/17/15	26,335	26,470
Toyota Motor Credit Corp.	2.800%	1/11/16	19,741	20,826
Toyota Motor Credit Corp.	2.000%	9/15/16	38,279	39,623
Toyota Motor Credit Corp.	2.050%	1/12/17	27,380	28,294
Toyota Motor Credit Corp.	1.750%	5/22/17	26,649	27,225
Toyota Motor Credit Corp.	1.250%	10/5/17	36,900	36,796
Viacom Inc.	2.500%	12/15/16	10,400	10,971
6 Volkswagen International Finance NV	1.625%	8/12/13	19,525	19,665
6 Volkswagen International Finance NV	1.875%	4/1/14	49,860	50,579
6 Volkswagen International Finance NV	2.375%	3/22/17	14,620	15,092
Wal-Mart Stores Inc.	1.625%	4/15/14	15,640	15,936
Wal-Mart Stores Inc.	3.200%	5/15/14	9,445	9,855
Wal-Mart Stores Inc.	2.875%	4/1/15	11,815	12,446
Wal-Mart Stores Inc.	1.500%	10/25/15	38,550	39,648

Wal-Mart Stores Inc.	2.800%	4/15/16	17,098	18,306
Wal-Mart Stores Inc.	5.375%	4/5/17	40,673	48,538
Walgreen Co.	1.000%	3/13/15	48,776	49,045
Walgreen Co.	1.800%	9/15/17	18,967	19,269
6 Wesfarmers Ltd.	2.983%	5/18/16	6,180	6,453
Western Union Co.	6.500%	2/26/14	28,250	30,318
Western Union Co.	5.930%	10/1/16	16,600	19,671
Wyndham Worldwide Corp.	2.950%	3/1/17	7,800	7,914
Wyndham Worldwide Corp.	5.750%	2/1/18	6,820	7,684

Consumer Noncyclical (7.9%)
Abbott Laboratories	2.700%	5/27/15	19,525	20,574
Abbott Laboratories	5.875%	5/15/16	31,445	36,914
Allergan Inc.	5.750%	4/1/16	15,530	18,102
Altria Group Inc.	8.500%	11/10/13	31,113	33,630
Altria Group Inc.	4.125%	9/11/15	38,477	42,162
AmerisourceBergen Corp.	5.875%	9/15/15	1,903	2,171
Amgen Inc.	1.875%	11/15/14	50,570	51,918
Amgen Inc.	2.300%	6/15/16	20,000	20,841
Amgen Inc.	2.125%	5/15/17	51,770	53,806
6 Anadolu Efes Biracilik Ve Malt Sanayii AS	3.375%	11/1/22	5,400	5,233
Anheuser-Busch Cos. LLC	5.000%	1/15/15	7,480	8,180
Anheuser-Busch Cos. LLC	5.050%	10/15/16	4,875	5,627
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	62,380	62,920
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	39,000	39,682
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	28,675	31,460
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	23,605	25,420
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	19,495	20,883
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	37,740	37,898
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	33,440	35,636
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	35,420	35,914
AstraZeneca plc	5.400%	6/1/14	11,070	11,947
AstraZeneca plc	5.900%	9/15/17	18,555	22,750
Baxter International Inc.	1.800%	3/15/13	6,820	6,862
Baxter International Inc.	5.375%	6/1/18	9,745	11,867
Becton Dickinson & Co.	1.750%	11/8/16	19,495	20,162
Biogen Idec Inc.	6.000%	3/1/13	41,165	41,924
Boston Scientific Corp.	5.450%	6/15/14	4,870	5,188
Boston Scientific Corp.	4.500%	1/15/15	39,300	42,150
Boston Scientific Corp.	6.250%	11/15/15	10,150	11,497
Boston Scientific Corp.	6.400%	6/15/16	15,572	18,007
Bottling Group LLC	6.950%	3/15/14	10,283	11,189
Bottling Group LLC	5.500%	4/1/16	32,960	37,915
Bristol-Myers Squibb Co.	0.875%	8/1/17	19,500	19,460
Bunge Ltd. Finance Corp.	5.100%	7/15/15	4,380	4,748
Cardinal Health Inc.	5.500%	6/15/13	4,245	4,376
Cardinal Health Inc.	1.900%	6/15/17	6,830	6,973
CareFusion Corp.	5.125%	8/1/14	13,970	14,925
Celgene Corp.	2.450%	10/15/15	34,090	35,517
Celgene Corp.	1.900%	8/15/17	9,610	9,733
Church & Dwight Co. Inc.	3.350%	12/15/15	9,760	10,306
Clorox Co.	5.000%	3/1/13	2,750	2,792
6 Coca-Cola Amatil Ltd.	3.250%	11/2/14	6,560	6,838
Coca-Cola Co.	0.750%	11/15/13	19,950	20,040
Coca-Cola Co.	3.625%	3/15/14	19,635	20,491
Coca-Cola Co.	1.500%	11/15/15	21,220	21,848
Coca-Cola Co.	1.800%	9/1/16	39,010	40,476

Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	20,400	21,139
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	22,450	24,455
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	4,500	4,869
Covidien International Finance SA	1.875%	6/15/13	29,250	29,515
CR Bard Inc.	2.875%	1/15/16	22,350	23,477
Delhaize Group SA	6.500%	6/15/17	13,054	14,851
Diageo Capital plc	1.500%	5/11/17	24,000	24,519
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	9,400	9,424
Express Scripts Holding Co.	6.250%	6/15/14	7,505	8,160
6 Express Scripts Holding Co.	2.750%	11/21/14	21,430	22,191
6 Express Scripts Holding Co.	2.100%	2/12/15	29,220	29,884
Express Scripts Holding Co.	3.125%	5/15/16	26,495	28,357
6 Express Scripts Holding Co.	3.500%	11/15/16	27,425	29,606
6 Express Scripts Holding Co.	2.650%	2/15/17	38,116	39,846
Genentech Inc.	4.750%	7/15/15	15,730	17,404
Gilead Sciences Inc.	2.400%	12/1/14	19,480	20,180
Gilead Sciences Inc.	3.050%	12/1/16	15,960	17,137
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	35,140	35,975
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	28,290	29,903
GlaxoSmithKline Capital plc	0.750%	5/8/15	14,960	15,045
GlaxoSmithKline Capital plc	1.500%	5/8/17	71,700	73,279
HJ Heinz Co.	2.000%	9/12/16	7,910	8,184
Hospira Inc.	5.900%	6/15/14	6,825	7,342
Hospira Inc.	6.050%	3/30/17	6,390	7,502
Kellogg Co.	1.750%	5/17/17	10,240	10,474
Koninklijke Philips Electronics NV	5.750%	3/11/18	24,095	29,327
6 Kraft Foods Group Inc.	1.625%	6/4/15	14,625	14,882
6 Kraft Foods Group Inc.	2.250%	6/5/17	25,360	26,360
Kroger Co.	5.000%	4/15/13	31,915	32,564
Kroger Co.	7.500%	1/15/14	13,725	14,835
Kroger Co.	2.200%	1/15/17	6,895	7,074
Laboratory Corp. of America Holdings	2.200%	8/23/17	9,750	10,088
Life Technologies Corp.	4.400%	3/1/15	14,600	15,551
Lorillard Tobacco Co.	3.500%	8/4/16	16,500	17,506
Lorillard Tobacco Co.	2.300%	8/21/17	18,520	18,765
McKesson Corp.	5.250%	3/1/13	9,750	9,901
McKesson Corp.	6.500%	2/15/14	9,070	9,739
McKesson Corp.	3.250%	3/1/16	12,324	13,299
Mead Johnson Nutrition Co.	3.500%	11/1/14	14,000	14,690
Medco Health Solutions Inc.	6.125%	3/15/13	19,460	19,839
Medco Health Solutions Inc.	2.750%	9/15/15	8,774	9,172
Medtronic Inc.	4.500%	3/15/14	9,200	9,687
Medtronic Inc.	3.000%	3/15/15	9,645	10,174
Merck & Co. Inc.	4.750%	3/1/15	6,100	6,694
Merck & Co. Inc.	4.000%	6/30/15	23,400	25,573
Merck & Co. Inc.	2.250%	1/15/16	43,523	45,595
Mondelez International Inc.	6.000%	2/11/13	27,339	27,737
Mondelez International Inc.	2.625%	5/8/13	39,934	40,406
Mondelez International Inc.	5.250%	10/1/13	17,308	18,024
Mondelez International Inc.	6.750%	2/19/14	24,400	26,350
Mondelez International Inc.	4.125%	2/9/16	16,580	18,289
Mondelez International Inc.	6.500%	8/11/17	10,170	12,591
Mondelez International Inc.	6.125%	8/23/18	4,875	6,074
Novartis Capital Corp.	1.900%	4/24/13	109,900	110,729
Novartis Capital Corp.	4.125%	2/10/14	31,775	33,236
Novartis Capital Corp.	2.900%	4/24/15	9,450	10,005
PepsiAmericas Inc.	4.375%	2/15/14	14,370	15,080

PepsiCo Inc.	4.650%	2/15/13	22,166	22,428
PepsiCo Inc.	0.875%	10/25/13	12,920	12,992
PepsiCo Inc.	3.750%	3/1/14	26,150	27,293
PepsiCo Inc.	0.800%	8/25/14	16,405	16,543
PepsiCo Inc.	3.100%	1/15/15	13,475	14,241
PepsiCo Inc.	0.750%	3/5/15	19,495	19,579
PepsiCo Inc.	2.500%	5/10/16	21,805	23,119
PepsiCo Inc.	1.250%	8/13/17	44,375	44,955
6 Pernod-Ricard SA	2.950%	1/15/17	2,925	3,059
Pfizer Inc.	4.500%	2/15/14	5,500	5,791
Pfizer Inc.	5.350%	3/15/15	52,000	57,869
Philip Morris International Inc.	4.875%	5/16/13	36,600	37,502
Philip Morris International Inc.	6.875%	3/17/14	18,431	20,048
Philip Morris International Inc.	2.500%	5/16/16	49,265	52,158
Philip Morris International Inc.	1.125%	8/21/17	19,525	19,539
Reynolds American Inc.	7.250%	6/1/13	7,800	8,089
Reynolds American Inc.	1.050%	10/30/15	6,840	6,857
Reynolds American Inc.	7.625%	6/1/16	15,595	18,869
Reynolds American Inc.	6.750%	6/15/17	2,680	3,257
6 Roche Holdings Inc.	5.000%	3/1/14	3,160	3,341
6 Roche Holdings Inc.	6.000%	3/1/19	20,825	26,245
Safeway Inc.	6.250%	3/15/14	9,650	10,283
Safeway Inc.	3.400%	12/1/16	14,610	15,325
Sanofi	1.200%	9/30/14	39,700	40,270
Sanofi	2.625%	3/29/16	45,760	48,556
St. Jude Medical Inc.	2.200%	9/15/13	9,745	9,893
St. Jude Medical Inc.	3.750%	7/15/14	18,575	19,550
St. Jude Medical Inc.	2.500%	1/15/16	14,625	15,261
Stryker Corp.	3.000%	1/15/15	13,600	14,288
Stryker Corp.	2.000%	9/30/16	28,935	30,188
Sysco Corp.	4.200%	2/12/13	9,255	9,358
6 Takeda Pharmaceutical Co. Ltd.	1.031%	3/17/15	27,580	27,732
6 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	27,690	28,083
6 Tesco plc	2.000%	12/5/14	14,610	14,883
6 Tesco plc	2.700%	1/5/17	4,050	4,194
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	9,745	10,300
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	35,570	37,652
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	28,730	29,384
Thermo Fisher Scientific Inc.	2.150%	12/28/12	18,750	18,804
Thermo Fisher Scientific Inc.	5.000%	6/1/15	2,330	2,564
Thermo Fisher Scientific Inc.	3.200%	3/1/16	19,490	20,855
Thermo Fisher Scientific Inc.	2.250%	8/15/16	13,695	14,277
Tyson Foods Inc.	6.600%	4/1/16	14,610	16,802
Watson Pharmaceuticals Inc.	1.875%	10/1/17	19,520	19,819
Whirlpool Corp.	5.500%	3/1/13	36,291	36,866
Wyeth LLC	5.500%	3/15/13	44,485	45,343
Wyeth LLC	5.500%	2/1/14	53,732	57,149
Wyeth LLC	5.500%	2/15/16	9,745	11,227
Wyeth LLC	5.450%	4/1/17	3,270	3,888

Energy (3.5%)
Anadarko Petroleum Corp.	7.625%	3/15/14	14,610	15,896
Anadarko Petroleum Corp.	5.750%	6/15/14	29,998	32,139
Anadarko Petroleum Corp.	5.950%	9/15/16	44,702	52,119
Anadarko Petroleum Corp.	6.375%	9/15/17	22,933	27,891
Apache Corp.	1.750%	4/15/17	19,090	19,754

BP Capital Markets plc	5.250%	11/7/13	36,654	38,409
BP Capital Markets plc	3.625%	5/8/14	33,940	35,505
BP Capital Markets plc	3.875%	3/10/15	95,055	102,154
BP Capital Markets plc	3.125%	10/1/15	37,918	40,475
BP Capital Markets plc	3.200%	3/11/16	52,165	56,224
BP Capital Markets plc	2.248%	11/1/16	37,575	39,225
BP Capital Markets plc	1.846%	5/5/17	24,700	25,387
Canadian Natural Resources Ltd.	5.150%	2/1/13	14,020	14,180
Canadian Natural Resources Ltd.	1.450%	11/14/14	6,650	6,757
Canadian Natural Resources Ltd.	4.900%	12/1/14	10,974	11,899
Canadian Natural Resources Ltd.	5.700%	5/15/17	6,820	8,132
ConocoPhillips	4.750%	2/1/14	10,245	10,789
ConocoPhillips	4.600%	1/15/15	6,830	7,440
ConocoPhillips Australia Funding Co.	5.500%	4/15/13	9,516	9,736
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	28,280	33,520
Devon Energy Corp.	5.625%	1/15/14	6,250	6,636
Devon Energy Corp.	1.875%	5/15/17	9,750	9,992
Ensco plc	3.250%	3/15/16	33,450	35,691
EOG Resources Inc.	2.950%	6/1/15	23,855	25,131
EOG Resources Inc.	2.500%	2/1/16	7,975	8,368
FMC Technologies Inc.	2.000%	10/1/17	11,878	12,029
6 GS Caltex Corp.	5.500%	10/15/15	8,300	9,156
Marathon Oil Corp.	0.900%	11/1/15	43,920	44,032
Marathon Petroleum Corp.	3.500%	3/1/16	7,370	7,906
Noble Holding International Ltd.	3.450%	8/1/15	7,581	8,022
Noble Holding International Ltd.	3.050%	3/1/16	16,130	16,959
Occidental Petroleum Corp.	2.500%	2/1/16	34,250	36,267
Occidental Petroleum Corp.	4.125%	6/1/16	8,344	9,322
Occidental Petroleum Corp.	1.750%	2/15/17	48,700	50,414
6 Phillips 66	1.950%	3/5/15	22,710	23,284
6 Phillips 66	2.950%	5/1/17	14,789	15,743
Pioneer Natural Resources Co.	6.650%	3/15/17	4,880	5,783
Pioneer Natural Resources Co.	6.875%	5/1/18	8,863	10,835
6 Schlumberger Norge AS	1.950%	9/14/16	39,569	40,671
6 Schlumberger Norge AS	1.250%	8/1/17	19,735	19,817
Shell International Finance BV	4.000%	3/21/14	57,691	60,557
Shell International Finance BV	3.100%	6/28/15	66,170	70,592
Shell International Finance BV	5.200%	3/22/17	14,225	16,840
Shell International Finance BV	1.125%	8/21/17	24,380	24,580
Total Capital International SA	0.750%	1/25/16	21,000	20,795
Total Capital International SA	1.500%	2/17/17	32,255	32,917
Total Capital International SA	1.550%	6/28/17	24,750	25,299
Total Capital SA	3.000%	6/24/15	39,541	42,037
Total Capital SA	3.125%	10/2/15	36,354	39,015
Total Capital SA	2.300%	3/15/16	17,645	18,491
Transocean Inc.	4.950%	11/15/15	64,470	70,722
Transocean Inc.	5.050%	12/15/16	17,475	19,547
Transocean Inc.	2.500%	10/15/17	5,200	5,253
Valero Energy Corp.	4.500%	2/1/15	14,625	15,761
Valero Energy Corp.	6.125%	6/15/17	14,010	16,914
Weatherford International Inc.	6.350%	6/15/17	10,105	11,737
Weatherford International Ltd.	5.150%	3/15/13	3,737	3,798
Weatherford International Ltd.	5.500%	2/15/16	9,760	10,695
6 Woodside Finance Ltd.	8.125%	3/1/14	9,375	10,229

Technology (2.7%)
Affiliated Computer Services Inc.	5.200%	6/1/15	9,750	10,520

Agilent Technologies Inc.	5.500%	9/14/15	7,149	8,029
Agilent Technologies Inc.	6.500%	11/1/17	9,500	11,627
Altera Corp.	1.750%	5/15/17	7,375	7,583
Amphenol Corp.	4.750%	11/15/14	19,500	20,830
Applied Materials Inc.	2.650%	6/15/16	9,800	10,383
Cisco Systems Inc.	1.625%	3/14/14	40,280	40,964
Cisco Systems Inc.	2.900%	11/17/14	5,000	5,240
Cisco Systems Inc.	5.500%	2/22/16	52,317	60,377
Computer Sciences Corp.	2.500%	9/15/15	14,630	14,921
Corning Inc.	1.450%	11/15/17	9,750	9,769
Dell Inc.	2.100%	4/1/14	13,200	13,480
Dell Inc.	5.625%	4/15/14	27,750	29,735
Dell Inc.	2.300%	9/10/15	15,851	16,477
Dell Inc.	3.100%	4/1/16	7,825	8,263
Dun & Bradstreet Corp.	6.000%	4/1/13	25,050	25,639
Dun & Bradstreet Corp.	2.875%	11/15/15	6,750	6,964
Google Inc.	2.125%	5/19/16	3,854	4,037
Hewlett-Packard Co.	1.250%	9/13/13	39,000	39,106
Hewlett-Packard Co.	6.125%	3/1/14	53,050	56,400
Hewlett-Packard Co.	4.750%	6/2/14	9,760	10,230
Hewlett-Packard Co.	2.625%	12/9/14	24,375	24,811
Hewlett-Packard Co.	2.125%	9/13/15	28,650	28,572
Hewlett-Packard Co.	2.200%	12/1/15	19,982	19,992
Hewlett-Packard Co.	2.650%	6/1/16	46,060	46,280
Hewlett-Packard Co.	3.000%	9/15/16	20,455	20,671
Hewlett-Packard Co.	5.400%	3/1/17	6,340	6,942
Hewlett-Packard Co.	2.600%	9/15/17	32,695	31,876
HP Enterprise Services LLC	6.000%	8/1/13	89,098	92,497
Intel Corp.	1.950%	10/1/16	7,780	8,139
International Business Machines Corp.	1.000%	8/5/13	28,770	28,984
International Business Machines Corp.	6.500%	10/15/13	8,800	9,311
International Business Machines Corp.	0.875%	10/31/14	33,140	33,398
International Business Machines Corp.	0.550%	2/6/15	9,935	9,943
International Business Machines Corp.	2.000%	1/5/16	22,550	23,481
International Business Machines Corp.	1.950%	7/22/16	57,575	60,059
International Business Machines Corp.	1.250%	2/6/17	19,600	19,870
International Business Machines Corp.	5.700%	9/14/17	1,900	2,316
Lexmark International Inc.	5.900%	6/1/13	13,475	13,800
Microsoft Corp.	2.950%	6/1/14	15,350	15,975
Microsoft Corp.	1.625%	9/25/15	10,574	10,926
Oracle Corp.	3.750%	7/8/14	13,000	13,697
Oracle Corp.	5.250%	1/15/16	34,845	39,822
Oracle Corp.	1.200%	10/15/17	73,175	73,458
Pitney Bowes Inc.	4.875%	8/15/14	1,550	1,623
Texas Instruments Inc.	1.375%	5/15/14	23,306	23,659
Texas Instruments Inc.	2.375%	5/16/16	12,675	13,383
Xerox Corp.	4.250%	2/15/15	27,140	28,784
Xerox Corp.	2.950%	3/15/17	7,800	8,006

Transportation (0.9%)
Burlington Northern Santa Fe LLC	4.875%	1/15/15	5,380	5,835
Canadian National Railway Co.	4.950%	1/15/14	8,125	8,566
Canadian National Railway Co.	1.450%	12/15/16	6,840	7,000
3 Continental Airlines 1997-4 Class A Pass
Through Trust	6.900%	7/2/19	7,672	8,343
3 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	4,679	5,018

3	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	6,343	7,199
3	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	6,240	6,825
5	Continental Airlines 2006-1 Class G Pass
	Through Trust	0.768%	6/2/15	11,612	11,402
3	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	3,375	3,535
	CSX Corp.	5.750%	3/15/13	10,650	10,856
	CSX Corp.	5.500%	8/1/13	14,120	14,625
	CSX Corp.	6.250%	4/1/15	11,557	13,083
8	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	5,237	5,787
	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	15,145	16,887
3	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	5/7/20	5,100	5,406
6	ERAC USA Finance LLC	2.750%	7/1/13	11,740	11,871
6	ERAC USA Finance LLC	2.250%	1/10/14	49,660	50,304
6	ERAC USA Finance LLC	5.600%	5/1/15	10,245	11,338
6	ERAC USA Finance LLC	1.400%	4/15/16	8,775	8,787
	JB Hunt Transport Services Inc.	3.375%	9/15/15	11,790	12,211
5,8	JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.764%	6/15/15	5,478	5,378
5,8	JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.809%	9/15/15	19,025	18,287
5,8	JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.884%	5/15/18	9,655	8,424
	Norfolk Southern Corp.	5.257%	9/17/14	12,315	13,349
	Norfolk Southern Corp.	5.750%	1/15/16	4,960	5,680
6	Penske Truck Leasing Co. Lp / PTL Finance
	Corp.	2.500%	7/11/14	15,000	15,151
	Ryder System Inc.	6.000%	3/1/13	15,045	15,315
	Ryder System Inc.	5.850%	3/1/14	5,150	5,460
	Ryder System Inc.	3.150%	3/2/15	17,450	18,092
	Ryder System Inc.	3.600%	3/1/16	25,775	27,359
	Ryder System Inc.	2.500%	3/1/17	12,635	12,943
3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	2,241	2,610
	Union Pacific Corp.	5.450%	1/31/13	4,580	4,637
	United Parcel Service Inc.	1.125%	10/1/17	11,875	11,986
	United Parcel Service Inc.	5.500%	1/15/18	7,804	9,454
					12,707,270
Utilities (4.0%)
	Electric (2.9%)
	Baltimore Gas & Electric Co.	5.900%	10/1/16	6,810	7,985
	Carolina Power & Light Co.	5.125%	9/15/13	12,286	12,792
	Carolina Power & Light Co.	5.150%	4/1/15	4,900	5,434
	Carolina Power & Light Co.	5.250%	12/15/15	14,870	16,982
	Cleveland Electric Illuminating Co.	5.650%	12/15/13	2,925	3,072
	CMS Energy Corp.	2.750%	5/15/14	30,270	30,724
	CMS Energy Corp.	4.250%	9/30/15	39,305	41,742
	CMS Energy Corp.	5.050%	2/15/18	6,416	7,218
	Commonwealth Edison Co.	4.700%	4/15/15	2,807	3,070
	Commonwealth Edison Co.	5.950%	8/15/16	10,590	12,486
	Commonwealth Edison Co.	1.950%	9/1/16	14,625	15,184
	Commonwealth Edison Co.	6.150%	9/15/17	13,656	16,680

	Commonwealth Edison Co.	5.800%	3/15/18	2,660	3,283
	Consumers Energy Co.	5.150%	2/15/17	5,320	6,206
	Dominion Resources Inc.	1.950%	8/15/16	11,370	11,765
	DTE Energy Co.	7.625%	5/15/14	4,900	5,403
	Duke Energy Carolinas LLC	5.300%	10/1/15	10,750	12,172
	Duke Energy Carolinas LLC	1.750%	12/15/16	6,950	7,214
	Duke Energy Corp.	3.350%	4/1/15	4,875	5,177
6	EDP Finance BV	5.375%	11/2/12	60,896	60,898
6	Enel Finance International NV	5.700%	1/15/13	4,800	4,812
6	Enel Finance International NV	3.875%	10/7/14	24,475	25,256
	Entergy Arkansas Inc.	5.400%	8/1/13	42,280	43,792
	Entergy Corp.	3.625%	9/15/15	9,760	10,304
	Entergy Corp.	4.700%	1/15/17	8,275	9,034
	Entergy Louisiana LLC	1.875%	12/15/14	8,765	8,988
	Exelon Generation Co. LLC	5.350%	1/15/14	19,500	20,559
	Florida Power Corp.	5.100%	12/1/15	37,035	41,878
	Florida Power Corp.	5.800%	9/15/17	4,875	5,983
3,6	FPL Energy Marcus Hook LP	7.590%	7/10/18	17,723	18,006
	Georgia Power Co.	6.000%	11/1/13	8,105	8,535
	Georgia Power Co.	0.750%	8/10/15	42,435	42,617
	Georgia Power Co.	3.000%	4/15/16	6,885	7,391
	Georgia Power Co.	5.700%	6/1/17	2,605	3,141
	Great Plains Energy Inc.	2.750%	8/15/13	11,700	11,875
6	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	55,952	57,472
6	International Transmission Co.	4.450%	7/15/13	8,800	8,980
	LG&E & KU Energy LLC	2.125%	11/15/15	10,720	10,939
	MidAmerican Energy Co.	4.650%	10/1/14	4,880	5,245
	MidAmerican Energy Co.	5.300%	3/15/18	16,585	20,029
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	3,000	3,163
6	Monongahela Power Co. Inc.	7.950%	12/15/13	6,720	7,242
	National Rural Utilities Cooperative Finance
	Corp.	5.500%	7/1/13	69,773	72,128
	National Rural Utilities Cooperative Finance
	Corp.	1.125%	11/1/13	13,300	13,396
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	4,900	5,171
	National Rural Utilities Cooperative Finance
	Corp.	1.000%	2/2/15	7,795	7,879
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	9,750	10,071
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	7,800	8,358
	Nevada Power Co.	5.875%	1/15/15	21,275	23,568
5	NextEra Energy Capital Holdings Inc.	0.838%	11/9/12	25,750	25,750
	NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	19,515	19,682
	NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	29,535	30,752
3	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	5,895	6,271
6	Niagara Mohawk Power Corp.	3.553%	10/1/14	4,830	5,070
	Ohio Power Co.	4.850%	1/15/14	4,875	5,122
	Ohio Power Co.	6.000%	6/1/16	5,928	6,866
	Pacific Gas & Electric Co.	6.250%	12/1/13	16,681	17,679
	Pacific Gas & Electric Co.	4.800%	3/1/14	17,436	18,384
	Pacific Gas & Electric Co.	5.625%	11/30/17	17,274	21,014
	Peco Energy Co.	5.600%	10/15/13	7,300	7,660
	Peco Energy Co.	5.000%	10/1/14	4,855	5,252
	PG&E Corp.	5.750%	4/1/14	52,933	56,602
	Potomac Electric Power Co.	4.950%	11/15/13	5,330	5,556

PPL Energy Supply LLC	5.400%	8/15/14	8,725	9,305
Public Service Co. of Colorado	5.500%	4/1/14	6,825	7,295
Public Service Electric & Gas Co.	5.000%	8/15/14	9,500	10,255
Public Service Electric & Gas Co.	2.700%	5/1/15	21,500	22,596
Sierra Pacific Power Co.	5.450%	9/1/13	9,280	9,638
Sierra Pacific Power Co.	6.000%	5/15/16	4,710	5,521
Southern California Edison Co.	5.000%	1/15/14	3,300	3,478
Southern California Edison Co.	5.750%	3/15/14	12,925	13,828
Southern Co.	4.150%	5/15/14	10,035	10,579
Southern Co.	2.375%	9/15/15	2,119	2,216
Southwestern Electric Power Co.	5.550%	1/15/17	2,010	2,283
6 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	53,650	56,638
Union Electric Co.	6.400%	6/15/17	5,731	7,050
Virginia Electric & Power Co.	4.750%	3/1/13	31,625	32,062
3 Wisconsin Energy Corp.	6.250%	5/15/67	5,460	5,856

Natural Gas (1.1%)
Atmos Energy Corp.	4.950%	10/15/14	6,260	6,761
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	24,697	28,627
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	28,738	30,658
Enbridge Energy Partners LP	5.350%	12/15/14	2,440	2,662
Enbridge Energy Partners LP	5.875%	12/15/16	6,281	7,378
3 Enbridge Energy Partners LP	8.050%	10/1/77	1,860	2,125
Enbridge Inc.	5.800%	6/15/14	9,899	10,679
Energy Transfer Partners LP	6.000%	7/1/13	18,540	19,145
Energy Transfer Partners LP	5.950%	2/1/15	5,845	6,459
Energy Transfer Partners LP	6.125%	2/15/17	19,583	22,958
Energy Transfer Partners LP	6.700%	7/1/18	6,210	7,592
Enterprise Products Operating LLC	9.750%	1/31/14	21,045	23,311
Enterprise Products Operating LLC	5.600%	10/15/14	14,635	15,987
Enterprise Products Operating LLC	5.000%	3/1/15	11,015	12,002
Enterprise Products Operating LLC	1.250%	8/13/15	14,635	14,822
Enterprise Products Operating LLC	3.200%	2/1/16	3,435	3,674
6 GDF Suez	1.625%	10/10/17	13,860	13,960
6 Gulfstream Natural Gas System LLC	6.950%	6/1/16	4,850	5,755
Kinder Morgan Energy Partners LP	5.125%	11/15/14	11,540	12,556
Kinder Morgan Energy Partners LP	3.500%	3/1/16	20,805	22,423
Kinder Morgan Energy Partners LP	6.000%	2/1/17	12,435	14,731
Magellan Midstream Partners LP	6.450%	6/1/14	3,650	3,930
ONEOK Partners LP	3.250%	2/1/16	32,220	34,260
ONEOK Partners LP	2.000%	10/1/17	4,875	4,969
Sempra Energy	6.500%	6/1/16	18,685	22,174
Sempra Energy	2.300%	4/1/17	34,160	35,754
Southern California Gas Co.	5.500%	3/15/14	7,979	8,515
Spectra Energy Partners LP	2.950%	6/15/16	8,540	8,834
TransCanada PipeLines Ltd.	0.875%	3/2/15	7,310	7,374
TransCanada PipeLines Ltd.	3.400%	6/1/15	19,955	21,319
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	5,550	5,950
Williams Partners LP	3.800%	2/15/15	50,068	53,424

				1,722,327
Total Corporate Bonds (Cost $25,343,648)				26,021,394
Sovereign Bonds (U.S. Dollar-Denominated) (7.2%)
6 Abu Dhabi National Energy Co.	4.750%	9/15/14	11,700	12,361
6 Banco del Estado de Chile	3.875%	2/8/22	2,000	2,164
6 Banco do Brasil SA	4.500%	1/22/15	8,500	8,958

	Banco do Brasil SA	3.875%	1/23/17	11,085	11,585
6	Banco do Nordeste do Brasil SA	3.625%	11/9/15	2,000	2,070
6	Banco do Nordeste do Brasil SA	4.375%	5/3/19	3,900	4,017
6	Banco Latinoamericano de Comercio
	Exterior SA	3.750%	4/4/17	18,100	18,850
6	Bank Nederlandse Gemeenten	1.375%	3/23/15	14,600	14,833
6	Caisse d'Amortissement de la Dette Sociale	1.750%	2/24/15	4,850	4,954
6	Caixa Economica Federal	2.375%	11/6/17	4,875	4,871
6	Centrais Eletricas Brasileiras SA	7.750%	11/30/15	2,250	2,610
6	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	3,900	4,365
6	Central American Bank for Economic
	Integration	5.375%	9/24/14	7,000	7,506
6	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	2,300	2,475
6	CNPC General Capital Ltd.	2.750%	4/19/17	4,875	5,033
6	CNPC HK Overseas Capital Ltd.	3.125%	4/28/16	5,000	5,221
6	Corp Nacional del Cobre de Chile	3.000%	7/17/22	1,925	1,946
	Corp. Andina de Fomento	3.750%	1/15/16	69,219	72,655
	Corp. Andina de Fomento	5.750%	1/12/17	8,900	10,145
6	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,950	2,198
6	Corp. Nacional del Cobre de Chile	4.750%	10/15/14	2,460	2,619
6	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	9,775	10,572
6	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	10,300	11,243
9	Development Bank of Japan Inc.	2.875%	4/20/15	5,000	5,279
9	Development Bank of Japan Inc.	2.750%	3/15/16	6,900	7,366
9	Development Bank of Japan Inc.	5.125%	2/1/17	4,800	5,613
6	Development Bank of Kazakhstan JSC	5.500%	12/20/15	2,000	2,177
	Development Bank of Kazakhstan JSC	5.500%	12/20/15	1,000	1,089
6,10,11,12 Dexia Credit Local SA		2.750%	4/29/14	25,300	25,577
6	Electricite de France SA	5.500%	1/26/14	2,970	3,140
6	Emirate of Abu Dhabi	5.500%	4/8/14	14,390	15,399
3,6	ENA Norte Trust	4.950%	4/25/28	2,000	2,065
	European Investment Bank	2.875%	1/15/15	19,500	20,451
	European Investment Bank	2.750%	3/23/15	8,750	9,187
	European Investment Bank	1.125%	4/15/15	30,000	30,400
	European Investment Bank	1.625%	9/1/15	9,725	9,989
	European Investment Bank	2.500%	5/16/16	5,000	5,285
	Export-Import Bank of Korea	8.125%	1/21/14	4,850	5,247
6	Export-Import Bank of Korea	5.250%	2/10/14	2,550	2,668
	Export-Import Bank of Korea	5.875%	1/14/15	23,270	25,553
	Export-Import Bank of Korea	5.125%	3/16/15	9,600	10,432
	Export-Import Bank of Korea	4.125%	9/9/15	33,625	36,285
	Export-Import Bank of Korea	3.750%	10/20/16	18,695	20,148
	Export-Import Bank of Korea	4.000%	1/11/17	31,600	34,577
	Export-Import Bank of Korea	4.000%	1/29/21	4,900	5,330
6	Federation of Malaysia	2.991%	7/6/16	4,875	5,097
	Federative Republic of Brazil	7.875%	3/7/15	27,325	31,733
	Federative Republic of Brazil	6.000%	1/17/17	69,470	82,322
3	Federative Republic of Brazil	8.000%	1/15/18	3,056	3,599
	Federative Republic of Brazil	5.875%	1/15/19	12,800	15,776
	Federative Republic of Brazil	4.875%	1/22/21	2,000	2,406
	Hydro-Quebec	2.000%	6/30/16	15,900	16,615
6	Industrial Bank of Korea	7.125%	4/23/14	6,700	7,246
6	IPIC GMTN Ltd.	3.750%	3/1/17	2,850	3,017
9	Japan Bank for International Cooperation	2.875%	2/2/15	30,500	32,061
9	Japan Bank for International Cooperation	1.875%	9/24/15	60,350	62,508
9	Japan Bank for International Cooperation	2.500%	1/21/16	19,500	20,579
9	Japan Bank for International Cooperation	2.500%	5/18/16	22,000	23,293

9	Japan Bank for International Cooperation	2.250%	7/13/16	34,090	35,914
9	Japan Finance Organization for
	Municipalities	4.625%	4/21/15	8,900	9,755
9	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	9,750	11,299
9	Japan Highway Public Corp.	4.625%	10/24/13	4,900	5,092
6	KazMunayGas National Co.	11.750%	1/23/15	4,400	5,291
6	Kommunalbanken AS	2.375%	1/19/16	5,875	6,175
	Korea Development Bank	5.300%	1/17/13	6,925	6,978
	Korea Development Bank	5.750%	9/10/13	6,900	7,158
	Korea Development Bank	8.000%	1/23/14	9,550	10,307
	Korea Development Bank	4.375%	8/10/15	15,460	16,696
	Korea Development Bank	3.250%	3/9/16	25,060	26,227
	Korea Development Bank	4.000%	9/9/16	4,000	4,324
	Korea Development Bank	3.875%	5/4/17	24,125	26,049
	Korea Development Bank	3.500%	8/22/17	25,475	27,201
6	Korea Electric Power Corp.	3.000%	10/5/15	10,800	11,234
6	Korea Expressway Corp.	5.125%	5/20/15	3,900	4,243
6	Korea Expressway Corp.	1.875%	10/22/17	7,000	6,972
	Korea Finance Corp.	3.250%	9/20/16	9,800	10,305
	Korea Finance Corp.	2.250%	8/7/17	7,725	7,791
6	Korea Gas Corp.	6.000%	7/15/14	4,500	4,850
6	Korea Hydro & Nuclear Power Co. Ltd.	6.250%	6/17/14	2,782	2,988
6	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	4,900	5,104
6	Korea National Oil Corp.	2.875%	11/9/15	2,900	3,018
6	Korea National Oil Corp.	4.000%	10/27/16	19,201	20,808
6	Korea Western Power Co. Ltd.	3.125%	5/10/17	6,500	6,804
13	Landwirtschaftliche Rentenbank	3.125%	7/15/15	7,000	7,477
6	MDC-GMTN B.V.	5.750%	5/6/14	4,100	4,360
6	MDC-GMTN B.V.	3.750%	4/20/16	6,000	6,358
6	National Agricultural Cooperative Federation	5.000%	9/30/14	10,000	10,664
	North American Development Bank	2.400%	10/26/22	2,700	2,722
14	Oesterreichische Kontrollbank AG	1.375%	1/21/14	4,875	4,930
14	Oesterreichische Kontrollbank AG	4.500%	3/9/15	6,300	6,851
14	Oesterreichische Kontrollbank AG	1.750%	10/5/15	59,400	61,059
14	Oesterreichische Kontrollbank AG	2.000%	6/3/16	24,350	25,162
	Pemex Project Funding Master Trust	5.750%	3/1/18	13,800	16,147
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	5,587	5,880
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	9,725	10,795
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	4,500	4,638
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	50,320	53,386
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	7,925	9,036
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	88,275	93,386
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	4,870	5,614
	Petroleos Mexicanos	4.875%	3/15/15	17,725	19,141
	Petroleos Mexicanos	8.000%	5/3/19	4,850	6,367
	Petroleos Mexicanos	6.000%	3/5/20	4,850	5,791
3,6	Petroleum Co. of Trinidad & Tobago Ltd.	6.000%	5/8/22	2,396	2,587
	Province of Manitoba	2.625%	7/15/15	7,875	8,333
	Province of Manitoba	1.300%	4/3/17	32,225	32,951
	Province of New Brunswick	2.750%	6/15/18	975	1,054
	Province of Nova Scotia	2.375%	7/21/15	43,820	45,977
	Province of Ontario	3.500%	7/15/13	8,750	8,949
	Province of Ontario	1.375%	1/27/14	16,100	16,304
	Province of Ontario	4.100%	6/16/14	9,450	10,009
	Province of Ontario	0.950%	5/26/15	36,025	36,406
	Province of Ontario	2.700%	6/16/15	82,595	87,190

	Province of Ontario	1.875%	9/15/15	62,047	64,318
	Province of Ontario	4.750%	1/19/16	9,750	10,992
	Province of Ontario	5.450%	4/27/16	5,000	5,799
	Province of Ontario	2.300%	5/10/16	116,525	122,723
	Province of Ontario	1.600%	9/21/16	83,150	85,013
	Province of Ontario	1.100%	10/25/17	8,750	8,771
	Province of Ontario	3.000%	7/16/18	15,905	17,378
	PTT PCL	3.375%	10/25/22	3,000	2,944
6,15	Qatari Diar Finance QSC	3.500%	7/21/15	2,725	2,878
6	Qtel International Finance Ltd.	6.500%	6/10/14	4,500	4,854
6	Qtel International Finance Ltd.	3.375%	10/14/16	9,025	9,525
	Quebec	4.875%	5/5/14	1,950	2,081
	Quebec	4.600%	5/26/15	9,750	10,772
	Quebec	5.000%	3/1/16	9,750	11,165
	Quebec	5.125%	11/14/16	11,000	12,891
	Quebec	3.500%	7/29/20	4,750	5,298
	Quebec	2.750%	8/25/21	4,750	4,967
3,6	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	7,728	8,762
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	8,275	8,960
6	Republic of Austria	1.750%	6/17/16	9,750	10,045
	Republic of Chile	3.250%	9/14/21	9,575	10,406
	Republic of Chile	2.250%	10/30/22	3,000	2,939
	Republic of Columbia	8.250%	12/22/14	4,900	5,642
	Republic of Columbia	7.375%	1/27/17	35,125	43,731
	Republic of Columbia	4.375%	7/12/21	9,700	11,170
6	Republic of Iceland	4.875%	6/16/16	3,900	4,104
6	Republic of Indonesia	10.375%	5/4/14	9,750	11,042
6	Republic of Indonesia	6.875%	3/9/17	9,775	11,681
	Republic of Italy	3.125%	1/26/15	49,075	49,561
	Republic of Italy	4.750%	1/25/16	71,845	75,143
	Republic of Italy	5.250%	9/20/16	52,450	55,476
	Republic of Italy	5.375%	6/12/17	34,625	36,834
	Republic of Korea	4.250%	6/1/13	9,482	9,658
	Republic of Korea	5.750%	4/16/14	17,050	18,213
	Republic of Korea	4.875%	9/22/14	8,585	9,205
	Republic of Korea	5.125%	12/7/16	9,750	11,269
	Republic of Korea	7.125%	4/16/19	5,000	6,508
6	Republic of Latvia	5.250%	2/22/17	2,000	2,220
	Republic of Panama	7.250%	3/15/15	28,225	32,170
	Republic of Panama	5.200%	1/30/20	1,900	2,300
	Republic of Peru	9.875%	2/6/15	10,000	11,925
	Republic of Poland	5.250%	1/15/14	4,875	5,135
	Republic of Poland	3.875%	7/16/15	36,080	38,651
	Republic of Poland	5.000%	3/23/22	9,725	11,359
	Republic of Poland	3.000%	3/17/23	4,250	4,197
6	Republic of Slovakia	4.375%	5/21/22	5,500	5,881
6	Republic of Slovenia	5.500%	10/26/22	3,100	3,100
	Republic of South Africa	6.500%	6/2/14	6,900	7,476
	Republic of South Africa	5.500%	3/9/20	5,875	6,874
	Russian Federation	3.625%	4/29/15	5,400	5,731
6	Russian Federation	3.250%	4/4/17	6,400	6,812
6	Russian Federation	5.625%	4/4/42	1,700	2,038
6	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	5,775	5,998
	State of Israel	5.125%	3/1/14	8,925	9,381
	State of Israel	5.500%	11/9/16	4,875	5,592
	State of Israel	4.000%	6/30/22	1,900	2,043

6	State of Qatar	5.150%	4/9/14	3,200	3,400
6	State of Qatar	4.000%	1/20/15	12,700	13,481
6	State of Qatar	3.125%	1/20/17	8,000	8,472
	Statoil ASA	1.800%	11/23/16	5,900	6,109
	Statoil ASA	3.125%	8/17/17	8,956	9,817
	Statoil ASA	3.150%	1/23/22	2,000	2,153
	Svensk Exportkredit AB	1.750%	10/20/15	56,450	57,959
	Svensk Exportkredit AB	2.125%	7/13/16	24,400	25,338
	Svensk Exportkredit AB	1.750%	5/30/17	4,900	5,017
6	TDIC Finance Ltd.	6.500%	7/2/14	7,275	7,784
6	Transnet SOC Ltd.	4.500%	2/10/16	4,400	4,670
	United Mexican States	5.875%	1/15/14	10,000	10,575
	United Mexican States	5.875%	2/17/14	26,724	28,354
	United Mexican States	6.625%	3/3/15	42,565	48,098
	United Mexican States	5.625%	1/15/17	112,553	131,650
	United Mexican States	5.950%	3/19/19	10,000	12,350
Total Sovereign Bonds (Cost $2,949,096)					3,031,695
Taxable Municipal Bonds (0.6%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	9,800	9,812
	California GO	5.250%	4/1/14	4,850	5,149
	California GO	5.750%	3/1/17	9,885	11,379
	California GO	5.950%	3/1/18	26,110	30,598
	California GO	6.200%	10/1/19	13,650	16,388
	Colorado Housing & Finance Authority
	Employment Compensation Special
	Assessment Revenue	1.600%	5/15/16	14,600	14,845
	George Washington University District of
	Columbia GO	3.485%	9/15/22	4,800	5,155
	Harris County TX Toll Road Revenue	1.361%	8/15/17	9,750	9,712
	Illinois GO	4.071%	1/1/14	11,500	11,899
	Illinois GO	4.421%	1/1/15	11,135	11,794
	Illinois GO	4.511%	3/1/15	7,780	8,287
	Illinois GO	4.961%	3/1/16	25,550	28,032
	Louisiana Local Government Environmental
	Facility & Community Development
	Authority Revenue	3.220%	2/1/21	29,250	31,016
	Louisiana Local Government Environmental
	Facility & Community Development
	Authority Revenue	3.450%	2/1/22	13,800	15,075
5	Mississippi GO (Nissan North America, Inc.
	Project)	0.914%	11/1/17	12,180	12,180
5	University of California Revenue	0.795%	7/1/41	19,500	19,500
Total Taxable Municipal Bonds (Cost $234,496)					240,821
Tax-Exempt Municipal Bonds (0.1%)
	Calhoun County TX Navigation Industrial
	Development Authority Port Revenue (BP plc)
	VRDO	0.260%	1/1/24	10,000	10,000
18	California Housing Finance Agency Multifamily
	Housing Revenue VRDO	0.220%	2/1/37	14,950	14,950
19	New York City NY Industrial Development
	Agency Special Facility Revenue (American
	Airlines Inc. John F. Kennedy International
	Airport Project)	7.500%	8/1/16	3,400	3,569
Total Tax-Exempt Municipal Bonds (Cost $28,280)					28,519

			Market
			Value
		Shares	($000)
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
7 Lehman Brothers Holdings Inc. Pfd.	7.250%	29,160	—

Total Convertible Preferred Stocks (Cost $29,160)			—
	Coupon
Preferred Stocks (0.0%)
Aspen Insurance Holdings Ltd. Pfd.	7.401%	262,600	7,074
General Electric Capital Corp. Pfd.	6.450%	180,000	4,655
4,16 Federal National Mortgage Assn. Pfd.	4.500%	934,000	1,214
Total Preferred Stocks (Cost $34,693)			12,943
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
17 Vanguard Market Liquidity Fund (Cost
$678,569)	0.167%	678,568,675	678,569

Total Investments (99.6%) (Cost $41,335,285)			42,174,224
Other Assets and Liabilities-Net (0.4%)			174,257
Net Assets (100%)			42,348,481

1 Securities with a value of $9,182,000 have been segregated as collateral for open swap contracts.
2 Securities with a value of $9,527,000 have been segregated as initial margin for open futures contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $5,342,354,000, representing 12.6% of net assets.
7 Non-income-producing security--security in default.
8 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Government of Luxembourg.
11 Guaranteed by the Kingdom of Belgium.
12 Guaranteed by the Republic of France.
13 Guaranteed by the Federal Republic of Germany.
14 Guaranteed by the Republic of Austria.
15 Guaranteed by the State of Qatar.
16 Non-income-producing security—security discontinued payments effective September 30, 2008.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
18 Scheduled principal and interest payments are guaranteed by bank letter of credit.
19 Security made only partial interest payments during the period ended October 31, 2012.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

Short-Term Investment-Grade Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2012	3,706	816,536	(215)
10-Year U.S. Treasury Note	December 2012	(3,498)	(465,343)	185
30-Year U.S. Treasury Bond	December 2012	(1,204)	(179,772)	(1,113)
5-Year U.S. Treasury Note	December 2012	(860)	(106,855)	(160)
Ultra Long U.S. Treasury Bond	December 2012	298	49,198	(166)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation

Short-Term Investment-Grade Fund

acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay amounts due to the fund. Upon a counterparty default, a fund's risk of loss, or exposure, is the amount of unrealized appreciation on the swap plus the cost of initiating a new swap with a new counterparty. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and by requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At October 31, 2012, the fund had the following open swap contracts:

Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Altria Group/Baa1	12/20/16	JPMC	9,740	61	1.000	238
Altria Group/Baa1	12/20/16	BOANA	9,740	72	1.000	249
Altria Group/Baa1	12/20/17	GSCM	20,000	(379)	1.000	(67)
Bank of America
Corp./Baa2	3/20/15	DBAG	10,660	117	1.000	128

Short-Term Investment-Grade Fund

Bank of America
Corp./Baa2	12/20/17	MSCS	16,900	641	1.000	135
BNP Paribas SA/A2	9/20/17	BARC	24,385	1,577	1.000	942
CDX-IG19/Baa1	12/20/17	CSFBI	55,000	(186)	1.000	(171)
CDX-IG19/Baa1	12/20/17	CSFBI	235,000	(842)	1.000	(775)
Cisco Systems Inc./A1	6/20/17	BOANA	24,375	(217)	1.000	147
Deutsche Bank AG/A2	12/20/17	BOANA	29,300	705	1.000	333
Deutsche Bank AG/A2	12/20/17	BOANA	29,300	703	1.000	331
DIRECTV Holdings
LLC/DIRECTV
Financing Co. Inc./Bbb	12/20/17	GSCM	20,000	613	1.000	(17)
Energy Transfer
Partners LP/Baa3	6/20/17	BOANA	14,630	780	1.000	436
Goldman Sachs
Group Inc./A3	12/20/17	MSCS	19,515	785	1.000	(38)
HSBC Finance
Corp./Baa1	9/20/16	DBAG	11,000	318	1.000	296
Kingdom of
Belgium/Aa3	9/20/17	RBS	3,800	172	1.000	222
Lincoln National
Corp./Baa2	9/20/17	BOANA	24,400	1,787	1.000	656
Lockheed Martin
Corp./Baa1	12/20/17	JPMC	20,000	(348)	1.000	(1)
Medtronic Inc./A1	6/20/17	JPMC	18,180	(299)	1.000	82
MetLife Inc./A3	3/20/17	GSCM	9,745	430	1.000	110
MetLife Inc./A3	3/20/17	GSCM	9,745	430	1.000	110
MetLife Inc./A3	12/20/17	GSCM	19,500	668	1.000	(171)
National Rural Utilities
Cooperative Finance
Corp./A2	12/20/17	CSFBI	19,520	(276)	1.000	(67)
National Rural Utilities
Cooperative Finance
Corp./A2	12/20/17	CSFBI	3,900	(52)	1.000	(10)
Pearson plc/Baa1	12/20/17	BARC	20,000	(389)	1.000	(93)
Roche Holdings
Inc./A1	12/20/17	BOANA	20,000	(604)	1.000	(17)
Royal Bank of
Scotland plc/A3	3/20/17	GSCM	24,400	(335)	3.000	948
Simon Property Group
LP/A3	12/20/17	GSCM	9,750	(48)	1.000	20
Simon Property Group
LP/A3	12/20/17	JPMC	9,750	(44)	1.000	24
Simon Property Group
LP/A3	12/20/17	GSCM	12,200	(96)	1.000	(11)
Simon Property Group
LP/A3	12/20/17	GSCM	9,750	(77)	1.000	(9)

Short-Term Investment-Grade Fund

Telstra Corp. Ltd./A2	12/20/17	DBAG	20,000	(78)	1.000	153
UnitedHealth Group
Inc./A3	3/20/17	DBAG	4,850	2	1.000	80
UnitedHealth Group
Inc./A3	9/20/17	DBAG	9,750	60	1.000	197
UnitedHealth Group
Inc./A3	12/20/17	CSFBI	9,750	(140)	1.000	(15)
			808,535			4,375
Credit Protection Purchased
Aetna Inc.	12/20/17	DBAG	12,000	221	(1.000)	(29)
AT&T	6/20/13	GSCM	12,700	—	(1.040)	(82)
Avon Products Inc.	12/20/17	BOANA	12,000	(18)	(5.000)	232
Bank of America Corp.	12/20/14	DBAG	6,700	(35)	(1.000)	(74)
Bank of America Corp.	12/20/14	BARC	6,700	(32)	(1.000)	(71)
Bank of America Corp.	12/20/14	BARC	9,700	(40)	(1.000)	(97)
Caterpillar Inc.	12/20/17	DBAG	12,000	29	(1.000)	(40)
Cisco Systems Inc.	12/20/17	JPMC	12,000	118	(1.000)	(40)
Citigroup Inc.	6/20/14	BOANA	34,200	(510)	(5.000)	(3,010)
Computer Sciences
Corp.	9/20/15	BARC	7,315	794	(5.000)	21
Computer Sciences
Corp.	9/20/15	MSCS	7,315	799	(5.000)	26
Danske Bank	12/20/15	BARC	6,000	(23)	(1.000)	(3)
Devon Energy Corp.	12/20/17	MSCS	12,000	130	(1.000)	(9)
Encana Corp.	12/20/17	BOANA	12,000	(320)	(1.000)	(65)
Federative Republic of
Brazil	12/20/15	BOANA	3,500	(27)	(1.000)	(58)
Freeport-McMoRan
Copper & Gold Inc.	12/20/17	GSCM	12,000	(235)	(1.000)	35
Merrill Lynch & Co.
Inc.	12/20/17	MSCS	16,900	(587)	(1.000)	(85)
Morgan Stanley	9/20/15	BARC	11,000	(346)	(1.000)	(206)
Morgan Stanley	9/20/17	DBAG	19,520	(996)	(1.000)	26
Newell Rubbermaid
Inc.	12/20/17	BOANA	12,000	59	(1.000)	(21)
Republic of Austria	9/20/17	BNPSW	3,800	(97)	(1.000)	(205)
Textron Inc.	12/20/17	DBAG	12,000	(204)	(1.000)	35
United Mexican States	12/20/15	BOANA	3,500	(33)	(1.000)	(78)
Walt Disney Co.	12/20/17	BOANA	12,000	456	(1.000)	20
Wells Fargo & Co.	3/20/15	GSCM	10,660	(43)	(1.000)	(221)
			279,510			(3,999)
			1,088,045			376

Short-Term Investment-Grade Fund

1 BARC—Barclays Bank plc.
BNSPW—BNP Paribas.
BOANA—Bank of America NA.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank NA.
MSCS—Morgan Stanley Capital Services LLC.
RBS—The Royal Bank of Scotland plc.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

Interest Rate Swaps
Termination	Counterparty[1]	Notional	Fixed Interest	Floating Interest		Unrealized
Date		Amount	Rate Received	Rate Received		Appreciation
		($000)	(Paid)	(Paid)		(Depreciation)
			(%)	(%)		($000)
11/9/12	WFC	25,750	1.855	(0.438)	2	8
12/6/12	BARC	7,800	1.930	(0.412)	2	11
1/15/13	JPMC	10,000	1.634	(0.340)	2	26
3/1/13	WFC	195,000	(0.311)	0.215	3	(63)
3/2/13	CSFBI	155,000	(0.312)	0.214	3	(52)
3/15/13	WFC	31,000	1.708	(0.389)	2	157
4/5/13	GSCM	50,535	1.767	(0.219)	3	335
6/2/13	BOANA	11,611	0.755	(0.418)	2	28
12/1/13	WFC	99,257	2.582	(0.418)	2	2,403
12/1/13	GSCM	128,237	2.584	(0.418)	2	3,112
3/2/14	WFC	195,000	0.404	(0.214)	3	404
3/5/14	CSFBI	195,000	0.408	(0.219)	3	414
3/15/14	WFC	9,750	0.519	(0.389)	2	23
10/14/14	WFC	21,100	1.861	(0.340)	2	609
2/9/15	GSCM	32,620	0.616	(0.438)	2	159
8/7/15	CSFBI	100,000	0.414	(0.219)	3	149
6/1/16	WFC	9,500	2.910	(0.418)	2	795
3/5/17	GSCM	65,000	(1.063)	0.219	3	(1,257)
3/5/17	CSFBI	195,000	(1.064)	0.219	3	(3,784)
						3,477

1 BARC—Barclays Bank plc.

BOANA—Bank of America, N.A.

CSFBI—Credit Suisse First Boston International.

GSCM—Goldman Sachs Bank USA.

Short-Term Investment-Grade Fund

JPMC—JP Morgan Chase Bank.

WFC—Wells Fargo Bank N.A.

2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

3 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At October 31, 2012, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts. In the event of default or bankruptcy by a counterparty, the fund may sell or retain the securities, however such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,314,092	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,846,191	—
Corporate Bonds	—	26,021,347	47
Sovereign Bonds	—	3,031,695	—
Taxable Municipal Bonds	—	240,821	—
Tax-Exempt Municipal Bonds	—	28,519	—
Convertible Preferred Stocks	—	—	—
Preferred Stocks	12,943	—	—
Temporary Cash Investments	678,569	—	—
Futures Contracts—Assets[1]	1,616	—	—
Futures Contracts—Liabilities[1]	(4,413)	—	—
Swap Contracts—Assets	—	14,865	—
Swap Contracts—Liabilities	—	(11,012)	—
Total	688,715	41,486,518	47
1 Represents variation margin on the last day of the reporting period.

E. At October 31, 2012, the cost of investment securities for tax purposes was $41,395,407,000. Net unrealized appreciation of investment securities for tax purposes was $778,817,000, consisting of unrealized gains of $989,952,000 on securities that had risen in value since their purchase and $211,135,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments
As of October 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.0%)
U.S. Government Securities (11.1%)
	United States Treasury Note/Bond	1.375%	2/15/13	3,000	3,010
1	United States Treasury Note/Bond	0.750%	9/15/13	44,500	44,709
	United States Treasury Note/Bond	0.250%	8/31/14	49,250	49,212
	United States Treasury Note/Bond	0.500%	10/15/14	6,000	6,023
	United States Treasury Note/Bond	0.250%	12/15/14	26,000	25,963
	United States Treasury Note/Bond	0.250%	1/15/15	44,500	44,424
	United States Treasury Note/Bond	2.250%	1/31/15	40,000	41,738
	United States Treasury Note/Bond	2.375%	2/28/15	38,000	39,793
	United States Treasury Note/Bond	0.375%	3/15/15	19,000	19,018
	United States Treasury Note/Bond	0.375%	4/15/15	32,543	32,568
	United States Treasury Note/Bond	4.125%	5/15/15	11,750	12,870
	United States Treasury Note/Bond	0.250%	8/15/15	33,920	33,809
	United States Treasury Note/Bond	0.250%	9/15/15	14,000	13,950
	United States Treasury Note/Bond	0.250%	10/15/15	78,500	78,193
	United States Treasury Note/Bond	2.250%	3/31/16	17,618	18,686
	United States Treasury Note/Bond	1.750%	5/31/16	3,775	3,943
	United States Treasury Note/Bond	0.875%	4/30/17	29,424	29,718
	United States Treasury Note/Bond	0.625%	5/31/17	3,305	3,300
	United States Treasury Note/Bond	1.375%	9/30/18	24,500	25,132
	United States Treasury Note/Bond	1.250%	4/30/19	59,000	59,765
	United States Treasury Note/Bond	1.125%	5/31/19	21,132	21,221
	United States Treasury Note/Bond	1.000%	6/30/19	18,786	18,689
	United States Treasury Note/Bond	1.000%	8/31/19	28,500	28,291
					654,025
Agency Bonds and Notes (76.8%)
2	Federal Farm Credit Banks	1.375%	6/25/13	13,000	13,100
2	Federal Farm Credit Banks	1.300%	12/23/13	15,000	15,179
2	Federal Farm Credit Banks	1.125%	2/27/14	35,000	35,390
2	Federal Farm Credit Banks	2.625%	4/17/14	54,000	55,813
2	Federal Home Loan Banks	0.375%	11/27/13	44,250	44,321
2	Federal Home Loan Banks	0.290%	12/6/13	18,000	18,007
2	Federal Home Loan Banks	3.125%	12/13/13	31,710	32,724
2	Federal Home Loan Banks	0.875%	12/27/13	50,000	50,357
2	Federal Home Loan Banks	0.375%	1/29/14	29,750	29,787
2	Federal Home Loan Banks	2.375%	3/14/14	25,000	25,702
2	Federal Home Loan Banks	0.375%	6/12/14	51,000	50,988
2	Federal Home Loan Banks	2.500%	6/13/14	32,250	33,373
2	Federal Home Loan Banks	5.250%	6/18/14	64,000	69,128
2	Federal Home Loan Banks	2.750%	12/12/14	14,000	14,689
2	Federal Home Loan Banks	2.750%	3/13/15	70,000	73,872
2	Federal Home Loan Banks	1.750%	9/11/15	21,000	21,773
2	Federal Home Loan Banks	2.875%	9/11/15	24,000	25,643
3	Federal Home Loan Mortgage Corp.	0.375%	11/27/13	22,000	22,035
3,4	Federal Home Loan Mortgage Corp.	0.700%	12/19/13	86,750	86,815
3	Federal Home Loan Mortgage Corp.	0.625%	12/23/13	54,000	54,228
3,4	Federal Home Loan Mortgage Corp.	0.600%	1/24/14	145,000	145,159
3	Federal Home Loan Mortgage Corp.	1.375%	2/25/14	17,000	17,245
3	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	45,000	46,453

3	Federal Home Loan Mortgage Corp.	1.000%	7/30/14	75,500	76,382
3	Federal Home Loan Mortgage Corp.	1.000%	8/27/14	104,500	105,773
3	Federal Home Loan Mortgage Corp.	0.750%	11/25/14	99,250	100,048
3	Federal Home Loan Mortgage Corp.	0.625%	12/29/14	151,250	152,082
3,4	Federal Home Loan Mortgage Corp.	0.500%	9/25/15	35,075	35,062
3,4	Federal Home Loan Mortgage Corp.	1.000%	3/14/16	31,025	31,237
3	Federal Home Loan Mortgage Corp.	2.500%	5/27/16	199,950	213,553
3	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	54,750	57,589
3,4	Federal Home Loan Mortgage Corp.	0.700%	9/27/16	25,000	25,021
3	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	61,000	61,719
3	Federal Home Loan Mortgage Corp.	1.250%	5/12/17	51,500	52,611
3	Federal Home Loan Mortgage Corp.	1.000%	6/29/17	97,000	97,954
3,4	Federal Home Loan Mortgage Corp.	1.000%	9/27/17	55,500	55,521
3	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	114,750	115,606
3,4	Federal Home Loan Mortgage Corp.	2.000%	2/28/19	16,000	16,083
3,4	Federal National Mortgage Assn.	0.600%	11/14/13	94,415	94,427
3	Federal National Mortgage Assn.	0.750%	12/18/13	18,250	18,352
3	Federal National Mortgage Assn.	1.250%	2/27/14	10,000	10,128
3,4	Federal National Mortgage Assn.	1.250%	3/14/14	35,000	35,450
3	Federal National Mortgage Assn.	0.875%	8/28/14	68,250	68,927
3	Federal National Mortgage Assn.	0.750%	12/19/14	95,800	96,574
3	Federal National Mortgage Assn.	0.375%	3/16/15	215,986	215,913
3,4	Federal National Mortgage Assn.	0.375%	3/25/15	39,000	39,013
3	Federal National Mortgage Assn.	0.500%	5/27/15	99,500	99,747
3,4	Federal National Mortgage Assn.	0.625%	9/4/15	190,700	190,923
3	Federal National Mortgage Assn.	0.500%	9/28/15	310,000	310,418
3	Federal National Mortgage Assn.	1.625%	10/26/15	75,000	77,581
3,4	Federal National Mortgage Assn.	0.625%	2/22/16	100,000	100,093
3,4	Federal National Mortgage Assn.	0.700%	2/22/16	100,000	100,120
3	Federal National Mortgage Assn.	5.000%	3/15/16	26,000	29,876
3	Federal National Mortgage Assn.	2.375%	4/11/16	85,250	90,572
3,4	Federal National Mortgage Assn.	0.750%	9/27/16	82,600	82,654
3	Federal National Mortgage Assn.	1.375%	11/15/16	215,500	221,853
3	Federal National Mortgage Assn.	1.250%	1/30/17	58,250	59,626
3,4	Federal National Mortgage Assn.	1.000%	8/14/17	35,000	35,048
3,4	Federal National Mortgage Assn.	1.070%	9/27/17	27,000	27,098
3	Federal National Mortgage Assn.	0.875%	10/26/17	198,000	198,101
3	Federal National Mortgage Assn.	0.875%	12/20/17	137,000	136,799
3,4	Federal National Mortgage Assn.	1.250%	9/27/18	10,000	9,989
					4,527,304
Conventional Mortgage-Backed Securities (10.1%)
[3,4,5]	Fannie Mae Pool	2.500%	11/1/27–12/1/27	54,250	56,764
[3,4,5]	Fannie Mae Pool	3.000%	2/1/27–11/1/27	44,187	46,617
[3,4,5]	Fannie Mae Pool	3.500%	10/1/20–11/1/27	83,917	89,129
[3,4,5]	Fannie Mae Pool	4.000%	6/1/18–11/1/40	51,436	54,898
3,4	Fannie Mae Pool	4.500%	1/1/17–10/1/25	40,335	43,487
3,4	Fannie Mae Pool	5.000%	3/1/14–6/1/26	33,373	36,290
3,4	Fannie Mae Pool	5.500%	4/1/13–1/1/25	18,883	20,412
3,4	Fannie Mae Pool	6.000%	4/1/14–11/1/37	2,468	2,637
3,4	Fannie Mae Pool	6.500%	8/1/16–9/1/16	3,342	3,578
3,4	Fannie Mae Pool	7.500%	3/1/15–8/1/15	65	69
3,4	Fannie Mae Pool	8.000%	10/1/14–9/1/15	485	510
[3,4,5]	Freddie Mac Gold Pool	2.500%	9/1/27–12/1/27	24,685	25,788
[3,4,5]	Freddie Mac Gold Pool	3.000%	11/1/27	51,750	54,273
[3,4,5]	Freddie Mac Gold Pool	3.500%	11/1/27–1/1/42	41,229	43,460
3,4	Freddie Mac Gold Pool	4.000%	8/1/18–9/1/26	32,520	34,547
3,4	Freddie Mac Gold Pool	4.500%	8/1/20–9/1/26	32,270	34,417

3,4	Freddie Mac Gold Pool	5.000%	4/1/14–6/1/25	20,082	21,683
3,4	Freddie Mac Gold Pool	5.500%	5/1/13–12/1/24	12,574	13,516
3,4	Freddie Mac Gold Pool	6.000%	1/1/14–3/1/24	11,407	12,290
					594,365
Total U.S. Government and Agency Obligations (Cost $5,750,330)					5,775,694
Temporary Cash Investments (9.0%)
Repurchase Agreements (6.8%)
	Goldman Sachs & Co.
	(Dated 10/31/12, Repurchase Value
	$47,854,000, collateralized by Federal
	Home Loan Bank 0.500%-4.125%,
	11/20/15-12/13/19)	0.280%	11/1/12	47,854	47,854
	RBC Capital Markets LLC
	(Dated 10/31/12, Repurchase Value
	$165,001,000, collateralized by U.S.
	Treasury Note/Bond 0.625%-0.750%,
	8/31/17-10/31/17)	0.240%	11/1/12	165,000	165,000
	TD Securities (USA) LLC
	(Dated 10/31/12, Repurchase Value
	$187,001,000, collateralized by U.S.
	Treasury Note/Bond 0.250%, 11/30/13)	0.250%	11/1/12	187,000	187,000
					399,854
U.S. Government and Agency Obligations (2.2%)
	United States Treasury Bill	0.107%	11/23/12	129,000	128,993
Total Temporary Cash Investments (Cost $528,846)					528,847
Total Investments (107.0%) (Cost $6,279,176)					6,304,541
Other Assets and Liabilities-Net (-7.0%)					(411,296)
Net Assets (100%)					5,893,245

1 Securities with a value of $2,517,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2012.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery

Short-Term Federal Fund

arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,775,694	—
Temporary Cash Investments	—	528,847	—
Futures Contracts—Assets[1]	108	—	—
Futures Contracts—Liabilities[1]	(662)	—	—
Total	(554)	6,304,541	—
1 Represents variation margin on the last day of the reporting period.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

Short-Term Federal Fund

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2012	632	139,248	(3)
5-Year U.S. Treasury Note	December 2012	573	71,195	(6)
Ultra Long U.S. Treasury Bond	December 2012	11	1,816	(6)
30-Year U.S. Treasury Bond	December 2012	(216)	(32,252)	(221)
10-Year U.S. Treasury Note	December 2012	(1,338)	(177,996)	441

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At October 31, 2012, the cost of investment securities for tax purposes was $6,279,358,000. Net unrealized appreciation of investment securities for tax purposes was $25,183,000, consisting of unrealized gains of $26,508,000 on securities that had risen in value since their purchase and $1,325,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments
As of October 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.8%)
U.S. Government Securities (98.6%)
1	United States Treasury Note/Bond	6.250%	8/15/23	167,500	241,383
	United States Treasury Note/Bond	6.875%	8/15/25	10,000	15,497
	United States Treasury Note/Bond	6.000%	2/15/26	103,000	149,881
	United States Treasury Note/Bond	6.375%	8/15/27	67,000	102,259
	United States Treasury Note/Bond	6.125%	11/15/27	4,500	6,738
	United States Treasury Note/Bond	5.250%	11/15/28	51,000	71,018
	United States Treasury Note/Bond	5.250%	2/15/29	151,700	211,622
	United States Treasury Note/Bond	5.375%	2/15/31	120,500	173,350
	United States Treasury Note/Bond	4.500%	2/15/36	32,500	43,128
	United States Treasury Note/Bond	4.375%	2/15/38	36,000	47,109
	United States Treasury Note/Bond	3.500%	2/15/39	190,500	217,378
	United States Treasury Note/Bond	4.250%	5/15/39	166,500	214,447
	United States Treasury Note/Bond	4.375%	11/15/39	206,000	270,536
	United States Treasury Note/Bond	4.625%	2/15/40	106,750	145,597
	United States Treasury Note/Bond	4.375%	5/15/40	312,500	410,694
	United States Treasury Note/Bond	3.875%	8/15/40	257,750	312,885
	United States Treasury Note/Bond	4.250%	11/15/40	85,500	110,281
	United States Treasury Note/Bond	4.375%	5/15/41	18,500	24,348
	United States Treasury Note/Bond	3.750%	8/15/41	229,000	271,938
	United States Treasury Note/Bond	3.125%	11/15/41	207,750	219,729
	United States Treasury Note/Bond	3.125%	2/15/42	123,500	130,485
	United States Treasury Note/Bond	3.000%	5/15/42	90,500	93,172
	United States Treasury Note/Bond	2.750%	8/15/42	175,500	171,386
					3,654,861
Conventional Mortgage-Backed Securities (0.2%)
[2,3] Fannie Mae Pool		3.500%	10/1/20–2/1/41	1,581	1,683
[2,3] Fannie Mae Pool		4.000%	2/1/41	249	267
[2,3] Fannie Mae Pool		4.500%	6/1/41	45	49
[2,3] Fannie Mae Pool		5.000%	3/1/34–11/1/35	123	135
[2,3] Fannie Mae Pool		6.000%	2/1/26–4/1/37	82	91
[2,3] Freddie Mac Gold Pool		2.500%	9/1/27	233	244
[2,3] Freddie Mac Gold Pool		3.500%	1/1/42	144	154
[2,3] Freddie Mac Gold Pool		4.000%	5/1/13–10/1/41	716	764
[2,3] Freddie Mac Gold Pool		4.500%	1/1/13–5/1/40	963	1,029
[2,3] Freddie Mac Gold Pool		5.000%	10/1/14–1/1/39	160	174
[2,3] Freddie Mac Gold Pool		5.500%	8/1/38	163	178
3	Ginnie Mae I Pool	4.000%	12/15/41	45	50
3	Ginnie Mae I Pool	5.000%	11/15/38–4/15/41	227	255
3	Ginnie Mae I Pool	5.500%	12/15/40	109	120
3	Ginnie Mae II Pool	4.000%	10/20/41	346	378
3	Ginnie Mae II Pool	5.000%	8/20/40	291	321
3	Ginnie Mae II Pool	5.500%	6/20/41	148	163
					6,055
Total U.S. Government and Agency Obligations (Cost $3,148,022)					3,660,916

Temporary Cash Investments (0.3%)
Repurchase Agreements (0.3%)
Goldman Sachs & Co.
(Dated 10/31/12, Repurchase Value
$2,083,000, collateralized by Federal Home
Loan Bank Discount Note 0.000%, 4/12/13)	0.280%	11/1/12	2,083	2,083
RBC Capital Markets LLC
(Dated 10/31/12, Repurchase Value
$5,000,000, collateralized by U.S. Treasury
Note/Bond 0.250%, 7/15/15)	0.240%	11/1/12	5,000	5,000
TD Securities (USA) LLC
(Dated 10/31/12, Repurchase Value
$5,000,000, collateralized by U.S. Treasury
Note/Bond 4.250%, 11/15/14)	0.250%	11/1/12	5,000	5,000
Total Temporary Cash Investments (Cost $12,083)				12,083
Total Investments (99.1%) (Cost $3,160,105)				3,672,999
Other Assets and Liabilities-Net (0.9%)				33,977
Net Assets (100%)				3,706,976

1 Securities with a value of $612,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund

Long-Term Treasury Fund

accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,660,916	—
Temporary Cash Investments	—	12,083	—
Futures Contracts—Assets[1]	161	—	—
Futures Contracts—Liabilities[1]	(158)	—	—
Total	3	3,672,999	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Long-Term Treasury Fund

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2012	872	108,346	172
2-Year U.S. Treasury Note	December 2012	1	220	-
10-Year U.S. Treasury Note	December 2012	(47)	(6,252)	(7)
Ultra Long U.S. Treasury Bond	December 2012	(105)	(17,335)	(153)
30-Year U.S. Treasury Bond	December 2012	(140)	(20,904)	(159)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At October 31, 2012, the cost of investment securities for tax purposes was $3,162,181,000. Net unrealized appreciation of investment securities for tax purposes was $510,818,000, consisting of unrealized gains of $522,819,000 on securities that had risen in value since their purchase and $12,001,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of October 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (99.1%)
United States Treasury Note/Bond	1.000%	1/15/14	140,000	141,291
United States Treasury Note/Bond	1.750%	1/31/14	310,000	315,812
United States Treasury Note/Bond	1.250%	2/15/14	122,000	123,563
United States Treasury Note/Bond	4.000%	2/15/14	100,000	104,828
United States Treasury Note/Bond	1.875%	2/28/14	100,000	102,156
United States Treasury Note/Bond	1.250%	3/15/14	60,000	60,815
United States Treasury Note/Bond	1.250%	4/15/14	54,000	54,768
United States Treasury Note/Bond	1.875%	4/30/14	75,000	76,804
United States Treasury Note/Bond	1.000%	5/15/14	285,000	288,206
United States Treasury Note/Bond	4.750%	5/15/14	205,000	219,061
United States Treasury Note/Bond	2.250%	5/31/14	30,000	30,938
United States Treasury Note/Bond	0.750%	6/15/14	60,000	60,460
United States Treasury Note/Bond	0.625%	7/15/14	340,000	341,965
United States Treasury Note/Bond	2.625%	7/31/14	320,000	333,050
United States Treasury Note/Bond	0.500%	8/15/14	105,000	105,394
United States Treasury Note/Bond	4.250%	8/15/14	485,000	519,178
United States Treasury Note/Bond	2.375%	8/31/14	101,000	104,819
United States Treasury Note/Bond	0.250%	9/15/14	225,000	224,824
United States Treasury Note/Bond	0.250%	9/30/14	45,000	44,965
United States Treasury Note/Bond	0.500%	10/15/14	340,000	341,329
United States Treasury Note/Bond	2.375%	10/31/14	70,000	72,887
United States Treasury Note/Bond	0.375%	11/15/14	100,000	100,141
United States Treasury Note/Bond	4.250%	11/15/14	85,000	91,786
United States Treasury Note/Bond	2.125%	11/30/14	27,000	28,013
1 United States Treasury Note/Bond	2.250%	1/31/15	190,000	198,254
United States Treasury Note/Bond	4.000%	2/15/15	35,000	37,920
United States Treasury Note/Bond	2.375%	2/28/15	93,000	97,389
United States Treasury Note/Bond	2.500%	3/31/15	11,000	11,572
United States Treasury Note/Bond	0.375%	4/15/15	150,000	150,117
United States Treasury Note/Bond	2.500%	4/30/15	20,000	21,069
United States Treasury Note/Bond	4.125%	5/15/15	100,000	109,531
United States Treasury Note/Bond	2.125%	5/31/15	80,000	83,625
United States Treasury Note/Bond	1.750%	7/31/15	60,000	62,250
United States Treasury Note/Bond	4.250%	8/15/15	50,000	55,352
United States Treasury Note/Bond	1.250%	8/31/15	101,000	103,462
United States Treasury Note/Bond	1.250%	9/30/15	100,000	102,500
United States Treasury Note/Bond	1.250%	10/31/15	257,000	263,587
United States Treasury Note/Bond	1.375%	11/30/15	12,000	12,353
United States Treasury Note/Bond	2.000%	1/31/16	235,000	246,823
United States Treasury Note/Bond	2.125%	2/29/16	150,000	158,320
United States Treasury Note/Bond	2.625%	2/29/16	115,000	123,302
United States Treasury Note/Bond	2.625%	4/30/16	75,000	80,590
United States Treasury Note/Bond	3.250%	6/30/16	25,000	27,488
United States Treasury Note/Bond	1.500%	7/31/16	20,000	20,731
United States Treasury Note/Bond	1.000%	9/30/16	12,000	12,214
United States Treasury Note/Bond	1.000%	10/31/16	9,000	9,158
United States Treasury Note/Bond	0.875%	11/30/16	25,000	25,309
United States Treasury Note/Bond	0.875%	12/31/16	55,000	55,653
United States Treasury Note/Bond	0.875%	1/31/17	110,000	111,237

	United States Treasury Note/Bond	1.000%	3/31/17	35,000	35,558
	United States Treasury Note/Bond	3.250%	3/31/17	9,000	10,027
	United States Treasury Note/Bond	0.875%	4/30/17	165,000	166,650
	United States Treasury Note/Bond	0.625%	5/31/17	55,000	54,922
	United States Treasury Note/Bond	2.750%	5/31/17	8,000	8,761
	United States Treasury Note/Bond	2.500%	6/30/17	30,000	32,531
	United States Treasury Note/Bond	2.375%	7/31/17	8,000	8,629
	United States Treasury Note/Bond	0.625%	9/30/17	53,000	52,785
	United States Treasury Note/Bond	0.750%	10/31/17	28,000	28,035
					6,464,757
Conventional Mortgage-Backed Securities (0.2%)
[2,3] Fannie Mae Pool		3.500%	8/1/20–2/1/41	1,770	1,887
[2,3] Fannie Mae Pool		4.000%	6/1/40–9/1/41	94	100
[2,3] Fannie Mae Pool		4.500%	8/1/41	139	151
[2,3] Fannie Mae Pool		5.000%	12/1/35	44	48
[2,3] Fannie Mae Pool		6.000%	4/1/38	20	22
[2,3] Fannie Mae Pool		7.000%	11/1/15–3/1/16	362	388
[2,3] Freddie Mac Gold Pool		2.500%	9/1/27	220	231
[2,3] Freddie Mac Gold Pool		3.500%	1/1/42	360	383
[2,3] Freddie Mac Gold Pool		4.000%	8/1/13–10/1/41	1,424	1,491
[2,3] Freddie Mac Gold Pool		4.500%	3/1/13–10/1/40	3,341	3,545
[2,3] Freddie Mac Gold Pool		5.000%	7/1/25–8/1/40	42	45
[2,3] Freddie Mac Gold Pool		5.500%	4/1/16–8/1/40	354	383
[2,3] Freddie Mac Gold Pool		6.000%	5/1/18–11/1/37	1,508	1,662
[2,3] Freddie Mac Gold Pool		7.000%	9/1/15–1/1/16	88	94
3	Ginnie Mae I Pool	4.000%	2/15/42	83	91
3	Ginnie Mae I Pool	5.000%	1/15/40–4/15/41	290	319
3	Ginnie Mae I Pool	5.500%	12/15/40	3	3
3	Ginnie Mae II Pool	4.000%	11/20/41	248	271
3	Ginnie Mae II Pool	4.500%	1/20/41	35	40
3	Ginnie Mae II Pool	5.000%	7/20/40–9/20/40	385	426
					11,580
Total U.S. Government and Agency Obligations (Cost $6,446,040)					6,476,337
Temporary Cash Investments (0.2%)
Repurchase Agreements (0.2%)
	Goldman Sachs & Co.
	(Dated 10/31/12, Repurchase Value
	$2,684,000, collateralized by Federal Home
	Loan Bank Discount Note 0.000%, 4/24/13)	0.280%	11/1/12	2,684	2,684
	RBC Capital Markets LLC
	(Dated 10/31/12, Repurchase Value
	$6,000,000, collateralized by U.S. Treasury
	Note/Bond 0.250%, 7/15/15)	0.240%	11/1/12	6,000	6,000
	TD Securities (USA) LLC
	(Dated 10/31/12, Repurchase Value
	$6,000,000, collateralized by U.S. Treasury
	Note/Bond 4.250%, 11/15/14)	0.250%	11/1/12	6,000	6,000
Total Temporary Cash Investments (Cost $14,684)					14,684
Total Investments (99.5%) (Cost $6,460,724)					6,491,021
Other Assets and Liabilities-Net (0.5%)					29,859
Net Assets (100%)					6,520,880

1 Securities with a value of $616,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Short-Term Treasury Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,476,337	—
Temporary Cash Investments	—	14,684	—
Futures Contracts—Assets[1]	52	—	—
Futures Contracts—Liabilities[1]	(109)	—	—
Total	(57)	6,491,021	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2012	313	68,962	(1)
5-Year U.S. Treasury Note	December 2012	371	46,097	21
10-Year U.S. Treasury Note	December 2012	(200)	(26,606)	(23)
30-Year U.S. Treasury Bond	December 2012	(193)	(28,817)	(194)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At October 31, 2012, the cost of investment securities for tax purposes was $6,461,767,000. Net unrealized appreciation of investment securities for tax purposes was $29,254,000, consisting of unrealized gains of $30,786,000 on securities that had risen in value since their purchase and $1,532,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments
As of October 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.4%)
United States Treasury Note/Bond	1.250%	9/30/15	40,000	41,000
United States Treasury Note/Bond	1.250%	10/31/15	140,000	143,588
United States Treasury Note/Bond	4.500%	11/15/15	15,000	16,847
United States Treasury Note/Bond	1.375%	11/30/15	300,000	308,814
United States Treasury Note/Bond	2.125%	12/31/15	31,000	32,647
United States Treasury Note/Bond	9.250%	2/15/16	9,000	11,586
United States Treasury Note/Bond	2.250%	3/31/16	2,000	2,121
United States Treasury Note/Bond	2.000%	4/30/16	149,000	156,846
United States Treasury Note/Bond	1.500%	6/30/16	80,000	82,875
United States Treasury Note/Bond	3.250%	6/30/16	10,000	10,995
United States Treasury Note/Bond	3.250%	7/31/16	55,000	60,578
United States Treasury Note/Bond	4.875%	8/15/16	60,000	69,788
United States Treasury Note/Bond	3.000%	8/31/16	136,000	148,728
United States Treasury Note/Bond	3.125%	10/31/16	128,000	141,000
United States Treasury Note/Bond	0.875%	11/30/16	20,000	20,247
United States Treasury Note/Bond	0.875%	12/31/16	95,000	96,129
United States Treasury Note/Bond	3.250%	12/31/16	143,000	158,686
United States Treasury Note/Bond	0.875%	1/31/17	150,000	151,688
United States Treasury Note/Bond	3.125%	1/31/17	180,000	199,040
United States Treasury Note/Bond	0.875%	2/28/17	31,000	31,349
United States Treasury Note/Bond	3.000%	2/28/17	159,000	175,199
United States Treasury Note/Bond	3.250%	3/31/17	80,000	89,125
United States Treasury Note/Bond	0.625%	5/31/17	36,000	35,949
United States Treasury Note/Bond	2.750%	5/31/17	199,000	217,937
United States Treasury Note/Bond	2.500%	6/30/17	53,000	57,472
United States Treasury Note/Bond	0.500%	7/31/17	23,000	22,799
United States Treasury Note/Bond	2.375%	7/31/17	96,000	103,545
United States Treasury Note/Bond	1.875%	8/31/17	172,000	181,648
United States Treasury Note/Bond	0.625%	9/30/17	116,000	115,529
United States Treasury Note/Bond	1.875%	9/30/17	231,000	243,922
United States Treasury Note/Bond	1.875%	10/31/17	178,000	187,957
United States Treasury Note/Bond	2.625%	1/31/18	65,000	71,165
United States Treasury Note/Bond	2.375%	6/30/18	125,000	135,410
United States Treasury Note/Bond	2.250%	7/31/18	317,000	341,171
United States Treasury Note/Bond	1.375%	9/30/18	177,000	181,563
United States Treasury Note/Bond	1.375%	11/30/18	70,000	71,717
United States Treasury Note/Bond	1.375%	12/31/18	18,000	18,436
United States Treasury Note/Bond	1.250%	1/31/19	61,000	61,963
United States Treasury Note/Bond	1.375%	2/28/19	15,000	15,342
United States Treasury Note/Bond	1.500%	3/31/19	96,000	98,835
United States Treasury Note/Bond	1.250%	4/30/19	45,000	45,584
United States Treasury Note/Bond	1.000%	6/30/19	30,000	29,845
United States Treasury Note/Bond	0.875%	7/31/19	60,000	59,128
United States Treasury Note/Bond	1.000%	8/31/19	29,000	28,787
United States Treasury Note/Bond	1.000%	9/30/19	140,000	138,818
United States Treasury Note/Bond	1.250%	10/31/19	95,000	95,668
United States Treasury Note/Bond	2.625%	8/15/20	195,000	214,135
1 United States Treasury Note/Bond	2.625%	11/15/20	749,000	821,908
United States Treasury Note/Bond	2.125%	8/15/21	142,500	149,780

	United States Treasury Note/Bond	2.000%	11/15/21	108,500	112,586
	United States Treasury Note/Bond	2.000%	2/15/22	111,000	114,816
	United States Treasury Note/Bond	1.750%	5/15/22	70,000	70,601
	United States Treasury Note/Bond	1.625%	8/15/22	46,000	45,698
					6,238,590
Agency Notes (0.0%)
2	Overseas Private Investment Corp.	7.600%	12/15/12	1,575	1,579
					1,579
Conventional Mortgage-Backed Securities (0.2%)
[2,3] Fannie Mae Pool		3.500%	10/1/25–2/1/41	124	131
[2,3] Fannie Mae Pool		4.000%	2/1/41	267	286
[2,3] Fannie Mae Pool		4.500%	6/1/40	143	155
[2,3] Fannie Mae Pool		5.000%	1/1/39	1	1
[2,3] Fannie Mae Pool		6.000%	9/1/39	121	134
[2,3] Freddie Mac Gold Pool		2.500%	9/1/27	220	231
[2,3] Freddie Mac Gold Pool		3.500%	1/1/42	141	150
[2,3] Freddie Mac Gold Pool		4.000%	11/1/13–10/1/41	1,016	1,073
[2,3] Freddie Mac Gold Pool		4.500%	3/1/16–9/1/40	3,521	3,758
[2,3] Freddie Mac Gold Pool		5.000%	9/1/17–10/1/38	772	836
[2,3] Freddie Mac Gold Pool		5.500%	4/1/16–8/1/40	446	480
[2,3] Freddie Mac Gold Pool		7.000%	5/1/15–3/1/16	127	134
2	Ginnie Mae I Pool	4.000%	3/15/41–10/15/41	84	92
2	Ginnie Mae I Pool	5.000%	5/15/38–7/15/40	241	264
2	Ginnie Mae I Pool	5.500%	1/15/39	128	141
2	Ginnie Mae II Pool	4.000%	10/20/41–4/20/42	252	275
2	Ginnie Mae II Pool	5.000%	5/20/41–7/20/41	342	376
2	Ginnie Mae II Pool	5.500%	6/20/41	29	33
					8,550
Total U.S. Government and Agency Obligations (Cost $6,000,388)					6,248,719
Temporary Cash Investments (0.2%)
Repurchase Agreements (0.2%)
	Goldman Sachs & Co.
	(Dated 10/31/12, Repurchase Value
	$2,464,000, collateralized by Federal Home
	Loan Bank Discount Note 0.000%, 4/12/13-
	4/24/13)	0.280%	11/1/12	2,464	2,464
	RBC Capital Markets LLC
	(Dated 10/31/12, Repurchase Value
	$6,000,000, collateralized by U.S. Treasury
	Note/Bond 0.250%, 7/15/15)	0.240%	11/1/12	6,000	6,000
	TD Securities (USA) LLC
	(Dated 10/31/12, Repurchase Value
	$7,000,000, collateralized by U.S. Treasury
	Note/Bond 4.250%, 11/15/14)	0.250%	11/1/12	7,000	7,000
Total Temporary Cash Investments (Cost $15,464)					15,464
Total Investments (99.8%) (Cost $6,015,852)					6,264,183
Other Assets and Liabilities-Net (0.2%)					12,173
Net Assets (100%)					6,276,356

1 Securities with a value of $735,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

Intermediate-Term Treasury Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Intermediate-Term Treasury Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,248,719	—
Temporary Cash Investments	—	15,464	—
Futures Contracts—Assets[1]	245	—	—
Futures Contracts—Liabilities[1]	(237)	—	—
Total	8	6,264,183	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2012	1,034	128,475	244
2-Year U.S. Treasury Note	December 2012	3	661	-
Ultra Long U.S. Treasury Bond	December 2012	(119)	(19,646)	(259)
10-Year U.S. Treasury Note	December 2012	(193)	(25,675)	(22)
30-Year U.S. Treasury Bond	December 2012	(187)	(27,921)	(188)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At October 31, 2012, the cost of investment securities for tax purposes was $6,034,922,000. Net unrealized appreciation of investment securities for tax purposes was $229,261,000, consisting of unrealized gains of $230,617,000 on securities that had risen in value since their purchase and $1,356,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments
As of October 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.7%)
U.S. Government Securities (1.7%)
	United States Treasury Note/Bond	4.000%	11/15/12	69,315	69,413
	United States Treasury Note/Bond	4.250%	8/15/13	56,900	58,714
	United States Treasury Note/Bond	2.250%	5/31/14	92,825	95,726
	United States Treasury Note/Bond	4.250%	8/15/15	75,000	83,027
Total U.S. Government and Agency Obligations (Cost $299,445)					306,880
Corporate Bonds (92.2%)
Finance (14.1%)
	Banking (2.0%)
1	Barclays Bank plc	6.050%	12/4/17	143,492	156,138
	Barclays Bank plc	5.140%	10/14/20	39,235	41,302
1	LBG Capital No.1 plc	7.875%	11/1/20	81,952	82,771
1	Lloyds TSB Bank plc	6.500%	9/14/20	28,730	30,357
	UBS AG	7.625%	8/17/22	55,150	58,161

	Finance Companies (9.4%)
1	Air Lease Corp.	5.625%	4/1/17	125,330	129,090
	Ally Financial Inc.	8.300%	2/12/15	57,950	64,759
	Ally Financial Inc.	8.000%	3/15/20	85,950	102,280
	Ally Financial Inc.	7.500%	9/15/20	58,250	68,152
	CIT Group Inc.	4.250%	8/15/17	48,445	49,898
	CIT Group Inc.	5.250%	3/15/18	66,035	69,997
1	CIT Group Inc.	6.625%	4/1/18	120,655	135,435
1	CIT Group Inc.	5.500%	2/15/19	66,210	70,845
	CIT Group Inc.	5.375%	5/15/20	103,225	110,709
	CIT Group Inc.	5.000%	8/15/22	143,280	149,728
1	International Lease Finance Corp.	6.500%	9/1/14	27,670	29,884
	International Lease Finance Corp.	8.625%	9/15/15	41,880	47,220
	International Lease Finance Corp.	5.750%	5/15/16	19,146	20,199
1	International Lease Finance Corp.	6.750%	9/1/16	42,895	48,471
	International Lease Finance Corp.	8.750%	3/15/17	38,820	45,516
1	International Lease Finance Corp.	7.125%	9/1/18	55,210	65,148
	International Lease Finance Corp.	5.875%	4/1/19	46,220	49,109
	International Lease Finance Corp.	6.250%	5/15/19	70,781	76,001
	International Lease Finance Corp.	8.250%	12/15/20	51,121	60,451
	International Lease Finance Corp.	8.625%	1/15/22	29,100	35,357
1	Provident Funding Associates LP / PFG
	Finance Corp.	10.250%	4/15/17	48,700	53,326
	SLM Corp.	6.250%	1/25/16	80,090	86,998
	SLM Corp.	6.000%	1/25/17	19,540	21,337
	SLM Corp.	8.450%	6/15/18	44,100	51,934
	SLM Corp.	8.000%	3/25/20	58,325	67,544
	SLM Corp.	7.250%	1/25/22	19,145	21,266

	Insurance (2.7%)
2	Hartford Financial Services Group Inc.	8.125%	6/15/38	94,960	110,747
1	ING US Inc.	5.500%	7/15/22	141,560	151,448
1	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	64,869
[1,2] MetLife Capital Trust IV		7.875%	12/15/67	46,910	57,230

[1,2] MetLife Capital Trust X		9.250%	4/8/68	33,000	45,870
	Provident Cos. Inc.	7.000%	7/15/18	27,310	31,131
	Unum Group	6.750%	12/15/28	16,145	17,277
	Unum Group	7.375%	6/15/32	6,295	6,936
					2,584,891
Industrial (71.8%)
	Basic Industry (8.1%)
	Alpha Natural Resources Inc.	6.000%	6/1/19	18,245	15,964
	ArcelorMittal	4.750%	2/25/17	20,020	19,472
	ArcelorMittal	6.500%	2/25/22	18,500	18,629
	Arch Coal Inc.	8.750%	8/1/16	9,715	9,812
[3,4] Arch Coal Inc. Bank Loan		5.750%	5/16/18	68,025	68,440
1	Ashland Inc.	4.750%	8/15/22	22,431	22,767
	Cascades Inc.	7.750%	12/15/17	32,145	33,833
	Cascades Inc.	7.875%	1/15/20	9,330	9,890
	Celanese US Holdings LLC	6.625%	10/15/18	11,265	12,251
	Celanese US Holdings LLC	5.875%	6/15/21	12,740	14,189
	CF Industries Inc.	6.875%	5/1/18	21,795	26,753
	CF Industries Inc.	7.125%	5/1/20	27,670	34,933
	Chemtura Corp.	7.875%	9/1/18	10,895	11,426
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.250%	12/15/17	18,500	20,073
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	14,395	15,871
	CONSOL Energy Inc.	8.000%	4/1/17	34,455	36,350
	CONSOL Energy Inc.	8.250%	4/1/20	39,305	41,565
1	FMG Resources August 2006 Pty Ltd.	7.000%	11/1/15	49,525	49,896
1	FMG Resources August 2006 Pty Ltd.	6.375%	2/1/16	9,720	9,714
1	FMG Resources August 2006 Pty Ltd.	6.875%	2/1/18	78,750	76,356
1	FMG Resources August 2006 Pty Ltd.	6.875%	4/1/22	51,675	48,704
	Hexion US Finance Corp.	6.625%	4/15/20	45,175	44,836
	Hexion US Finance Corp. / Hexion Nova
	Scotia Finance ULC	8.875%	2/1/18	60,450	60,752
1	INEOS Finance plc	8.375%	2/15/19	56,035	58,837
1	INEOS Finance plc	7.500%	5/1/20	53,610	54,146
[3,4] INEOS Holdings Ltd. Bank Loan		6.500%	4/27/18	42,715	43,267
	LyondellBasell Industries NV	5.000%	4/15/19	111,840	121,207
	LyondellBasell Industries NV	6.000%	11/15/21	23,926	27,635
	Neenah Paper Inc.	7.375%	11/15/14	11,456	11,485
	Novelis Inc.	8.375%	12/15/17	40,790	44,461
	Novelis Inc.	8.750%	12/15/20	38,965	42,959
	Peabody Energy Corp.	7.375%	11/1/16	69,675	79,604
	Peabody Energy Corp.	6.000%	11/15/18	40,380	41,793
	Peabody Energy Corp.	6.250%	11/15/21	64,090	65,692
	Peabody Energy Corp.	7.875%	11/1/26	47,685	51,500
1	PH Glatfelter Co.	5.375%	10/15/20	6,790	6,892
1	Vedanta Resources plc	8.750%	1/15/14	9,725	10,235
1	Vedanta Resources plc	9.500%	7/18/18	32,840	35,638
	Weyerhaeuser Co.	7.375%	10/1/19	37,950	47,567
	Weyerhaeuser Co.	7.375%	3/15/32	26,800	34,160

	Capital Goods (8.0%)
1	Ardagh Packaging Finance plc	7.375%	10/15/17	42,300	45,472
1	Ardagh Packaging Finance plc	9.125%	10/15/20	24,775	26,014
1	Ardagh Packaging Finance PLC / Ardagh MP
	Holdings USA Inc.	7.375%	10/15/17	3,290	3,529
1	Ashtead Capital Inc.	6.500%	7/15/22	12,305	13,043

B/E Aerospace Inc.	6.875%	10/1/20	37,830	41,991
B/E Aerospace Inc.	5.250%	4/1/22	104,885	109,605
Ball Corp.	7.125%	9/1/16	3,380	3,650
Ball Corp.	7.375%	9/1/19	4,890	5,465
Ball Corp.	5.000%	3/15/22	28,800	30,312
1 Building Materials Corp. of America	6.875%	8/15/18	14,580	15,692
1 Building Materials Corp. of America	6.750%	5/1/21	50,565	55,305
Case New Holland Inc.	7.750%	9/1/13	23,465	24,462
Case New Holland Inc.	7.875%	12/1/17	91,500	107,512
1 Cemex Finance LLC	9.500%	12/14/16	113,570	120,083
1 Clean Harbors Inc.	5.250%	8/1/20	19,250	19,827
1 CNH Capital LLC	3.875%	11/1/15	14,620	14,985
1 CNH Capital LLC	6.250%	11/1/16	43,785	47,507
Crown Americas LLC / Crown Americas
Capital Corp. III	6.250%	2/1/21	38,900	43,228
1 Fibria Overseas Finance Ltd.	7.500%	5/4/20	107,711	119,290
1 Fibria Overseas Finance Ltd.	6.750%	3/3/21	10,200	11,309
Huntington Ingalls Industries Inc.	6.875%	3/15/18	30,665	33,118
Huntington Ingalls Industries Inc.	7.125%	3/15/21	43,475	47,062
Masco Corp.	6.125%	10/3/16	17,785	19,525
Masco Corp.	5.850%	3/15/17	9,404	10,267
Masco Corp.	6.625%	4/15/18	3,895	4,119
Masco Corp.	7.125%	3/15/20	59,416	68,477
Masco Corp.	5.950%	3/15/22	24,000	26,700
Masco Corp.	7.750%	8/1/29	14,546	16,622
Masco Corp.	6.500%	8/15/32	5,880	6,078
Owens Corning	9.000%	6/15/19	39,840	50,796
Owens Corning	7.000%	12/1/36	5,380	6,180
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	7.125%	4/15/19	63,750	67,894
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	7.875%	8/15/19	9,590	10,381
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	20,000	21,250
United Rentals North America Inc.	6.125%	6/15/23	12,545	12,670
UR Merger Sub Corp.	10.875%	6/15/16	29,190	32,474
1 UR Merger Sub Corp.	5.750%	7/15/18	15,155	16,254
1 UR Merger Sub Corp.	7.375%	5/15/20	37,145	40,117
1 UR Merger Sub Corp.	7.625%	4/15/22	30,495	33,392
Vulcan Materials Co.	6.400%	11/30/17	18,020	19,642
Vulcan Materials Co.	7.000%	6/15/18	56,250	62,719
Vulcan Materials Co.	7.500%	6/15/21	1,950	2,213
Vulcan Materials Co.	7.150%	11/30/37	3,660	3,596

Communication (17.6%)
Belo Corp.	8.000%	11/15/16	9,750	10,664
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.250%	10/30/17	33,505	36,604
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.875%	4/30/18	38,955	41,974
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.000%	1/15/19	30,985	33,386
CCO Holdings LLC / CCO Holdings Capital
Corp.	8.125%	4/30/20	43,862	49,454
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	58,995	62,535

CCO Holdings LLC / CCO Holdings Capital
Corp.	6.625%	1/31/22	48,700	53,083
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	52,845	52,990
1 Cequel Communications Holdings I LLC /
Cequel Capital Corp.	8.625%	11/15/17	59,290	63,440
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	48,120	51,488
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	9,115	9,730
Cricket Communications Inc.	7.750%	5/15/16	24,260	25,594
Cricket Communications Inc.	7.750%	10/15/20	97,250	100,654
CSC Holdings LLC	7.875%	2/15/18	27,180	31,529
CSC Holdings LLC	7.625%	7/15/18	79,045	91,692
CSC Holdings LLC	8.625%	2/15/19	10,520	12,545
1 CSC Holdings LLC	6.750%	11/15/21	26,895	29,921
DISH DBS Corp.	4.625%	7/15/17	9,730	10,046
DISH DBS Corp.	7.875%	9/1/19	11,685	13,730
DISH DBS Corp.	6.750%	6/1/21	133,715	149,092
DISH DBS Corp.	5.875%	7/15/22	65,390	68,823
1 eAccess Ltd.	8.250%	4/1/18	66,190	74,464
GCI Inc.	6.750%	6/1/21	53,126	53,325
Hughes Satellite Systems Corp.	6.500%	6/15/19	88,991	95,220
Hughes Satellite Systems Corp.	7.625%	6/15/21	20,920	23,274
1 Inmarsat Finance plc	7.375%	12/1/17	20,655	22,282
Intelsat Jackson Holdings SA	7.250%	4/1/19	60,330	64,553
Intelsat Jackson Holdings SA	8.500%	11/1/19	14,265	16,048
1 Intelsat Jackson Holdings SA	7.250%	10/15/20	47,882	50,994
Intelsat Jackson Holdings SA	7.250%	10/15/20	117,065	124,674
Intelsat Jackson Holdings SA	7.500%	4/1/21	43,900	47,193
Lamar Media Corp.	7.875%	4/15/18	11,890	13,079
Lamar Media Corp.	5.875%	2/1/22	17,195	18,227
1 Lamar Media Corp.	5.000%	5/1/23	36,840	36,748
Liberty Interactive LLC	8.500%	7/15/29	14,595	15,763
Liberty Interactive LLC	8.250%	2/1/30	47,175	50,477
MetroPCS Wireless Inc.	7.875%	9/1/18	55,420	60,823
MetroPCS Wireless Inc.	6.625%	11/15/20	75,800	81,864
1 National CineMedia LLC	6.000%	4/15/22	32,455	34,240
Nielsen Finance LLC / Nielsen Finance Co.	7.750%	10/15/18	48,300	54,277
NII Capital Corp.	7.625%	4/1/21	72,940	58,170
Quebecor Media Inc.	7.750%	3/15/16	26,840	27,578
Quebecor Media Inc.	7.750%	3/15/16	28,818	29,593
1 Quebecor Media Inc.	5.750%	1/15/23	84,210	86,784
Qwest Corp.	6.875%	9/15/33	24,815	24,877
1 SBA Communications Corp.	5.625%	10/1/19	37,650	38,309
SBA Telecommunications Inc.	8.250%	8/15/19	15,173	17,013
1 SBA Telecommunications Inc.	5.750%	7/15/20	15,106	15,673
1 Sinclair Television Group Inc.	9.250%	11/1/17	31,400	34,776
1 Sirius XM Radio Inc.	5.250%	8/15/22	27,741	27,741
1 Sprint Nextel Corp.	9.000%	11/15/18	102,545	126,643
1 Sprint Nextel Corp.	7.000%	3/1/20	155,830	180,763
1 Starz LLC / Starz Finance Corp.	5.000%	9/15/19	34,285	35,056
1 UPCB Finance III Ltd.	6.625%	7/1/20	83,121	89,144
1 UPCB Finance V Ltd.	7.250%	11/15/21	40,995	44,787
1 UPCB Finance VI Ltd.	6.875%	1/15/22	52,036	55,812
Videotron Ltd.	9.125%	4/15/18	25,380	27,284
Videotron Ltd.	5.000%	7/15/22	37,527	38,747
Virgin Media Finance plc	5.250%	2/15/22	31,720	33,684
1 Wind Acquisition Finance SA	11.750%	7/15/17	90,775	89,640

Windstream Corp.	7.875%	11/1/17	42,820	47,637
Windstream Corp.	8.125%	9/1/18	22,355	24,311
Windstream Corp.	7.000%	3/15/19	9,720	9,963
Windstream Corp.	7.750%	10/15/20	38,950	41,871
Zayo Group LLC / Zayo Capital Inc.	8.125%	1/1/20	20,870	22,957
Zayo Group LLC / Zayo Capital Inc.	10.125%	7/1/20	51,295	57,322

Consumer Cyclical (10.6%)
AMC Entertainment Inc.	8.750%	6/1/19	61,485	67,941
AutoNation Inc.	5.500%	2/1/20	15,796	16,823
1 Caesars Entertainment Operating Co. Inc.	8.500%	2/15/20	126,000	125,055
1 Carlson Wagonlit BV	6.875%	6/15/19	68,021	71,082
Choice Hotels International Inc.	5.700%	8/28/20	7,621	8,240
Choice Hotels International Inc.	5.750%	7/1/22	8,020	8,792
1 Continental Rubber Of America Corp.	4.500%	9/15/19	88,885	90,537
Delphi Corp.	5.875%	5/15/19	34,727	37,245
Delphi Corp.	6.125%	5/15/21	25,270	27,923
Dollar General Corp.	4.125%	7/15/17	11,485	12,016
1 Dufry Finance SCA	5.500%	10/15/20	12,485	12,703
1 General Motors Financial Co. Inc.	4.750%	8/15/17	97,350	99,784
General Motors Financial Co. Inc.	6.750%	6/1/18	43,795	48,722
Hanesbrands Inc.	8.000%	12/15/16	22,835	25,176
Hanesbrands Inc.	6.375%	12/15/20	34,780	37,823
Host Hotels & Resorts LP	6.750%	6/1/16	6,329	6,487
Host Hotels & Resorts LP	5.875%	6/15/19	31,470	34,460
Host Hotels & Resorts LP	6.000%	11/1/20	47,725	53,094
Host Hotels & Resorts LP	4.750%	3/1/23	22,635	24,050
Limited Brands, Inc.	8.500%	6/15/19	4,860	5,929
Limited Brands, Inc.	7.000%	5/1/20	22,210	25,403
Limited Brands, Inc.	6.625%	4/1/21	42,435	48,694
Limited Brands, Inc.	5.625%	2/15/22	19,235	20,774
MGM Resorts International	10.375%	5/15/14	35,945	40,169
MGM Resorts International	11.125%	11/15/17	18,780	20,705
MGM Resorts International	9.000%	3/15/20	32,095	35,866
1 NAI Entertainment Holdings LLC	8.250%	12/15/17	3,851	4,284
Neiman Marcus Group Inc.	10.375%	10/15/15	29,995	30,820
Neiman Marcus Group Inc.	7.125%	6/1/28	43,790	43,133
PVH Corp.	7.375%	5/15/20	22,985	25,743
1 QVC Inc.	7.500%	10/1/19	66,400	73,787
1 QVC Inc.	5.125%	7/2/22	3,595	3,779
1 Realogy Corp.	7.625%	1/15/20	53,680	59,987
Regal Cinemas Corp.	8.625%	7/15/19	62,520	68,772
Rite Aid Corp.	9.750%	6/12/16	23,335	25,435
Rite Aid Corp.	8.000%	8/15/20	29,250	33,601
Royal Caribbean Cruises Ltd.	11.875%	7/15/15	24,250	29,767
Sally Holdings LLC / Sally Capital Inc.	6.875%	11/15/19	27,555	30,586
Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	23,135	24,754
Service Corp. International	7.375%	10/1/14	11,630	12,764
Service Corp. International	6.750%	4/1/16	22,998	25,643
Service Corp. International	7.000%	6/15/17	38,900	44,638
Service Corp. International	7.625%	10/1/18	35,040	41,522
Tenneco Inc.	7.750%	8/15/18	8,215	8,954
Tenneco Inc.	6.875%	12/15/20	29,075	31,546
1 TRW Automotive Inc.	7.000%	3/15/14	57,555	60,864
1 TRW Automotive Inc.	7.250%	3/15/17	48,556	55,233
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	11/1/17	34,000	37,485

	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	5/1/20	14,590	16,414
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.750%	8/15/20	73,000	82,125
1	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	59,010	60,928

	Consumer Noncyclical (12.2%)
	ARAMARK Corp.	8.500%	2/1/15	98,490	100,337
1	ARAMARK Holdings Corp.	8.625%	5/1/16	23,505	24,063
[3,4] Bausch & Lomb Inc. Bank Loan		5.250%	9/28/12	49,740	50,259
	Bio-Rad Laboratories Inc.	8.000%	9/15/16	9,880	10,843
1	Biomet Inc.	6.500%	8/1/20	60,850	63,132
1	Biomet Inc.	6.500%	10/1/20	75,990	74,470
	CHS/Community Health Systems Inc.	5.125%	8/15/18	54,960	57,021
	Constellation Brands Inc.	7.250%	9/1/16	65,188	75,292
	Constellation Brands Inc.	7.250%	5/15/17	26,605	31,128
	Constellation Brands Inc.	6.000%	5/1/22	12,880	14,651
	Constellation Brands Inc.	4.625%	3/1/23	10,785	11,001
	DaVita Inc.	6.375%	11/1/18	35,482	37,877
	DaVita Inc.	6.625%	11/1/20	36,385	39,023
[3,4] Del Monte Foods Co. Bank Loan		4.500%	3/8/18	48,954	48,807
1	Fresenius Medical Care US Finance II Inc.	5.625%	7/31/19	38,265	40,274
1	Fresenius Medical Care US Finance II Inc.	5.875%	1/31/22	15,090	16,071
1	Fresenius Medical Care US Finance Inc.	6.500%	9/15/18	5,830	6,530
1	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	47,730	50,594
1	Fresenius US Finance II Inc.	9.000%	7/15/15	28,475	32,746
	HCA Inc.	5.750%	3/15/14	9,135	9,546
	HCA Inc.	6.375%	1/15/15	96,955	104,348
	HCA Inc.	6.500%	2/15/16	69,575	76,359
	HCA Inc.	9.875%	2/15/17	24,631	26,355
	HCA Inc.	8.500%	4/15/19	23,905	26,833
	HCA Inc.	6.500%	2/15/20	136,760	150,778
	HCA Inc.	5.875%	3/15/22	60,405	64,633
	HCA Inc.	4.750%	5/1/23	72,500	72,409
	HCA Inc.	7.690%	6/15/25	4,510	4,634
	Health Management Associates Inc.	7.375%	1/15/20	66,002	70,952
1	Hypermarcas SA	6.500%	4/20/21	71,815	78,113
1	IMS Health Inc.	12.500%	3/1/18	76,475	91,005
1	IMS Health Inc.	6.000%	11/1/20	14,255	14,522
	LifePoint Hospitals Inc.	6.625%	10/1/20	17,460	18,901
1	Mylan Inc.	6.000%	11/15/18	77,565	82,801
1	Party City Holdings Inc.	8.875%	8/1/20	88,580	94,449
[3,4] Quintiles Transnational Corp. Bank Loan		7.500%	2/28/17	20,915	21,072
1	STHI Holding Corp.	8.000%	3/15/18	18,890	20,260
	Tenet Healthcare Corp.	9.250%	2/1/15	8,760	9,877
	Tenet Healthcare Corp.	10.000%	5/1/18	19,525	22,307
	Tenet Healthcare Corp.	6.250%	11/1/18	40,210	43,427
	Tenet Healthcare Corp.	8.875%	7/1/19	29,325	32,771
1	Tenet Healthcare Corp.	4.750%	6/1/20	16,875	16,706
1	Valeant Pharmaceuticals International	6.500%	7/15/16	34,265	35,978
1	Valeant Pharmaceuticals International	6.750%	10/1/17	13,600	14,586
1	Valeant Pharmaceuticals International	6.875%	12/1/18	24,875	26,585
1	Valeant Pharmaceuticals International	7.000%	10/1/20	32,065	34,470
1	Valeant Pharmaceuticals International	6.750%	8/15/21	60,740	64,536

	Warner Chilcott Co. LLC / Warner Chilcott
	Finance LLC	7.750%	9/15/18	123,262	130,041

	Energy (5.9%)
	Berry Petroleum Co.	6.375%	9/15/22	34,055	35,673
	Chesapeake Energy Corp.	9.500%	2/15/15	15,900	17,808
	Chesapeake Energy Corp.	6.625%	8/15/20	29,170	30,483
	Chesapeake Energy Corp.	6.125%	2/15/21	68,230	68,912
	Concho Resources Inc.	7.000%	1/15/21	15,256	16,915
	Concho Resources Inc.	6.500%	1/15/22	29,062	31,932
	Concho Resources Inc.	5.500%	10/1/22	92,925	97,571
	Continental Resources Inc.	5.000%	9/15/22	45,585	48,092
1	Continental Resources Inc.	5.000%	9/15/22	47,285	49,886
	Denbury Resources Inc.	8.250%	2/15/20	19,004	21,569
	Denbury Resources Inc.	6.375%	8/15/21	12,445	13,689
	Encore Acquisition Co.	9.500%	5/1/16	37,295	40,465
1	EP Energy LLC / EP Energy Finance Inc.	6.875%	5/1/19	14,785	16,005
1	EP Energy LLC / EP Energy Finance Inc.	9.375%	5/1/20	66,027	73,125
	Harvest Operations Corp.	6.875%	10/1/17	50,600	55,154
	Hornbeck Offshore Services Inc.	8.000%	9/1/17	16,565	17,724
	Hornbeck Offshore Services Inc.	5.875%	4/1/20	35,680	36,706
1	MEG Energy Corp.	6.375%	1/30/23	30,650	32,642
	Newfield Exploration Co.	7.125%	5/15/18	56,260	59,214
	Newfield Exploration Co.	6.875%	2/1/20	16,575	17,901
	Newfield Exploration Co.	5.750%	1/30/22	26,890	29,007
	Newfield Exploration Co.	5.625%	7/1/24	29,045	30,933
	Plains Exploration & Production Co.	6.500%	11/15/20	19,400	19,400
	Plains Exploration & Production Co.	6.625%	5/1/21	12,485	12,407
	Plains Exploration & Production Co.	6.750%	2/1/22	23,936	23,936
	Plains Exploration & Production Co.	6.875%	2/15/23	14,295	14,331
	Range Resources Corp.	7.500%	10/1/17	14,585	15,132
	Range Resources Corp.	6.750%	8/1/20	13,580	14,972
	Range Resources Corp.	5.750%	6/1/21	44,365	47,360
	Range Resources Corp.	5.000%	8/15/22	19,225	20,090
1	Seadrill Ltd.	5.625%	9/15/17	71,195	71,195

	Other Industrial (0.1%)
	Virgin Media Finance plc	8.375%	10/15/19	14,560	16,780

	Technology (8.2%)
	Brocade Communications Systems Inc.	6.625%	1/15/18	9,355	9,718
	Brocade Communications Systems Inc.	6.875%	1/15/20	13,038	14,211
	CDW LLC / CDW Finance Corp.	8.000%	12/15/18	43,410	47,425
[3,4] CDW LLC / CDW Finance Corp. Bank Loan		4.000%	7/15/17	55,939	55,340
	Equinix Inc.	8.125%	3/1/18	35,120	38,632
	Equinix Inc.	7.000%	7/15/21	60,830	67,521
	Fidelity National Information Services Inc.	7.625%	7/15/17	21,625	23,517
	Fidelity National Information Services Inc.	7.875%	7/15/20	18,685	20,694
	Fidelity National Information Services Inc.	5.000%	3/15/22	69,590	70,808
1	First Data Corp.	7.375%	6/15/19	53,405	54,874
1	First Data Corp.	8.875%	8/15/20	22,379	24,281
1	First Data Corp.	6.750%	11/1/20	54,020	54,155
1	First Data Corp.	8.250%	1/15/21	62,840	62,447
[3,4] First Data Corp. Bank Loan		4.211%	9/24/14	48,433	46,261
	Freescale Semiconductor Inc.	8.875%	12/15/14	11,240	11,381
1	Freescale Semiconductor Inc.	10.125%	3/15/18	50,621	54,797
1	Freescale Semiconductor Inc.	9.250%	4/15/18	29,155	31,196

[3,4] Freescale Semiconductor Inc. Bank Loan		4.465%	12/1/16	57,927	56,551
[3,4] Freescale Semiconductor Inc. Bank Loan		6.000%	2/28/19	35,785	35,445
[3,4] Infor US Inc. Bank Loan		5.250%	4/5/18	21,611	21,814
	Infor US Inc.	11.500%	7/15/18	34,061	39,426
	Infor US Inc.	9.375%	4/1/19	34,141	37,555
	Iron Mountain Inc.	7.750%	10/1/19	34,055	38,397
	Iron Mountain Inc.	8.000%	6/15/20	27,190	28,618
	Iron Mountain Inc.	8.375%	8/15/21	45,555	50,224
	Iron Mountain Inc.	5.750%	8/15/24	21,880	21,771
	Jabil Circuit Inc.	7.750%	7/15/16	10,690	12,400
	Jabil Circuit Inc.	8.250%	3/15/18	8,745	10,418
	Jabil Circuit Inc.	5.625%	12/15/20	8,580	9,138
	Jabil Circuit Inc.	4.700%	9/15/22	49,710	49,834
	Lender Processing Services Inc.	5.750%	4/15/23	26,175	27,680
1	NCR Corp.	5.000%	7/15/22	14,970	15,382
1	Sensata Technologies BV	6.500%	5/15/19	71,139	75,407
1	Sorenson Communications Inc.	10.500%	2/1/15	46,240	37,570
	SunGard Data Systems Inc.	10.250%	8/15/15	39,958	40,857
	SunGard Data Systems Inc.	7.375%	11/15/18	53,200	57,190
1	SunGard Data Systems Inc.	6.625%	11/1/19	39,220	39,612
	SunGard Data Systems Inc.	7.625%	11/15/20	98,546	106,676

	Transportation (1.1%)
2	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	19,735	20,919
1	HDTFS Inc.	5.875%	10/15/20	6,205	6,267
	Hertz Corp.	6.750%	4/15/19	110,160	117,596
	Hertz Corp.	7.375%	1/15/21	60,490	65,329
					13,159,788
Utilities (6.3%)
	Electric (3.2%)
	AES Corp.	7.750%	10/15/15	44,790	50,165
	AES Corp.	8.000%	10/15/17	45,766	52,288
	AES Corp.	8.000%	6/1/20	19,980	23,027
1	Calpine Corp.	7.250%	10/15/17	109,007	115,547
1	Calpine Corp.	7.500%	2/15/21	57,367	62,673
1	Calpine Corp.	7.875%	1/15/23	13,500	14,985
	DPL Inc.	6.500%	10/15/16	14,550	15,860
	DPL Inc.	7.250%	10/15/21	82,505	93,024
2	Homer City Funding LLC	8.734%	10/1/26	45,409	49,837
1	Ipalco Enterprises Inc.	7.250%	4/1/16	11,985	13,318
	Ipalco Enterprises Inc.	5.000%	5/1/18	14,510	15,178
2	Midwest Generation LLC	8.560%	1/2/16	5,832	5,453
1	Puget Energy Inc.	5.625%	7/15/22	29,300	31,510
1	Texas Competitive Electric Holdings Co. LLC /
	TCEH Finance Inc.	11.500%	10/1/20	55,620	41,715

	Natural Gas (3.1%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	6.750%	5/20/20	25,965	27,912
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	7.000%	5/20/22	48,660	52,674
	El Paso LLC	7.000%	6/15/17	21,395	24,283
	El Paso LLC	7.250%	6/1/18	66,150	75,907
	El Paso LLC	6.500%	9/15/20	41,765	46,693
	El Paso LLC	7.750%	1/15/32	26,290	30,938
	Energy Transfer Equity LP	7.500%	10/15/20	78,360	88,939

Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	74,191	71,965
1 Kinder Morgan Finance Co. LLC	6.000%	1/15/18	45,785	50,249
Kinder Morgan Finance Co. ULC	5.700%	1/5/16	15,000	16,369
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.500%	8/15/21	13,145	14,230
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.250%	6/15/22	55,901	60,653
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	5.500%	2/15/23	13,200	13,860

				1,159,252
Total Corporate Bonds (Cost $15,729,481)				16,903,931
				Market
				Value
	Coupon		Shares	($000)
Preferred Stocks (1.5%)
Citigroup Capital XIII Pfd.	7.875%		5,301,250	147,163
Hartford Financial Services Group Inc. Pfd.	7.875%		3,307,200	93,527
GMAC Capital Trust I Pfd.	8.125%		1,487,800	38,906
Total Preferred Stocks (Cost $256,397)				279,596
				Market
				Value
			Shares	($000)
Other (0.0%)
* MediaNews Group Inc. Warrants Exp. 03/19/2017
(Cost $27,348)			73,622	795
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Temporary Cash Investments (3.3%)
Repurchase Agreements (3.3%)
Bank of America Securities, LLC
(Dated 10/31/12, Repurchase Value
$174,901,000, collateralized by Federal
National Mortgage Assn. 3.500%-4.000%,
12/1/40-10/1/42)	0.300%	11/1/12	174,900	174,900
Deutsche Bank Securities, Inc.
(Dated 10/31/12, Repurchase Value
$65,601,000, collateralized by Federal
National Mortgage Assn. 5.000%, 1/1/39)	0.350%	11/1/12	65,600	65,600
RBC Capital Markets LLC
(Dated 10/31/12, Repurchase Value
$358,303,000, collateralized by Federal
Home Loan Mortgage Corp. 2.500%-
3.500%, 8/1/42-10/1/42, Federal National
Mortgage Assn. 4.000%, 1/1/42)	0.280%	11/1/12	358,300	358,300
Total Temporary Cash Investments (Cost $598,800)				598,800
Total Investments (98.7%) (Cost $16,911,471)				18,090,002
Other Assets and Liabilities-Net (1.3%)				245,688
Net Assets (100%)				18,335,690

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $5,841,855,000, representing 31.9% of net assets.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate security.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October 31, 2012, the aggregate value of these securities was $447,256,000, representing 2.4% of net assets.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	306,880	—
Corporate Bonds	—	16,903,931	—
Preferred Stocks	279,596	—	—
Other	—	—	795
Temporary Cash Investments	—	598,800	—
Total	279,596	17,809,611	795

D. At October 31, 2012, the cost of investment securities for tax purposes was $16,911,471,000. Net unrealized appreciation of investment securities for tax purposes was $1,178,531,000, consisting of unrealized gains of $1,256,430,000 on securities that had risen in value since their purchase and $77,899,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.1%)
U.S. Government Securities (8.1%)
	United States Treasury Note/Bond	1.375%	2/15/13	9,000	9,031
	United States Treasury Note/Bond	1.250%	2/15/14	21,830	22,110
	United States Treasury Note/Bond	2.250%	5/31/14	1,200	1,237
	United States Treasury Note/Bond	2.625%	6/30/14	13,010	13,516
	United States Treasury Note/Bond	0.250%	1/15/15	85,163	85,016
	United States Treasury Note/Bond	2.250%	1/31/15	70,000	73,041
	United States Treasury Note/Bond	0.250%	2/15/15	45,000	44,923
	United States Treasury Note/Bond	2.500%	4/30/15	105,000	110,611
	United States Treasury Note/Bond	0.250%	5/15/15	154,983	154,596
	United States Treasury Note/Bond	4.125%	5/15/15	28,000	30,669
	United States Treasury Note/Bond	0.375%	6/15/15	66,694	66,715
	United States Treasury Note/Bond	1.875%	6/30/15	70,000	72,800
	United States Treasury Note/Bond	0.250%	7/15/15	30,400	30,305
	United States Treasury Note/Bond	0.250%	8/15/15	250,000	249,180
	United States Treasury Note/Bond	1.250%	8/31/15	2,034	2,084
	United States Treasury Note/Bond	1.250%	9/30/15	50,000	51,250
	United States Treasury Note/Bond	0.250%	10/15/15	242,250	241,303
1	United States Treasury Note/Bond	9.875%	11/15/15	9,000	11,568
	United States Treasury Note/Bond	2.375%	3/31/16	2,000	2,129
	United States Treasury Note/Bond	2.000%	4/30/16	59,335	62,460
2	United States Treasury Note/Bond	2.625%	4/30/16	4,700	5,050
	United States Treasury Note/Bond	1.000%	8/31/16	50,000	50,890
	United States Treasury Note/Bond	2.875%	3/31/18	15,000	16,638
	United States Treasury Note/Bond	1.500%	8/31/18	29,000	29,974
	United States Treasury Note/Bond	2.750%	2/15/19	6,395	7,083
	United States Treasury Note/Bond	1.250%	4/30/19	45,000	45,584
	United States Treasury Note/Bond	3.625%	8/15/19	1,530	1,785
	United States Treasury Note/Bond	1.000%	8/31/19	55,000	54,596
	United States Treasury Note/Bond	3.375%	11/15/19	32,810	37,778
					1,583,922
Nonconventional Mortgage-Backed Securities (0.0%)
3,4,5Freddie Mac Non Gold Pool		2.375%	8/1/32	575	598
3,4,5Freddie Mac Non Gold Pool		3.018%	9/1/32	258	266
					864
Total U.S. Government and Agency Obligations (Cost $1,571,304)					1,584,786
Asset-Backed/Commercial Mortgage-Backed Securities (10.7%)
[5,6] Ally Auto Receivables Trust		2.690%	2/15/17	3,250	3,353
5	Ally Auto Receivables Trust 2012-1	1.210%	7/15/16	5,550	5,626
5	Ally Auto Receivables Trust 2012-SN1	0.700%	12/21/15	2,500	2,501
[5,6] Ally Master Owner Trust		3.470%	4/15/15	3,900	3,940
[5,6] Ally Master Owner Trust		3.870%	4/15/15	1,800	1,818
[5,6] Ally Master Owner Trust		4.250%	4/15/17	1,035	1,121
[5,6] Ally Master Owner Trust		4.590%	4/15/17	3,280	3,513
5	Ally Master Owner Trust	1.210%	6/15/17	10,900	10,961
[3,5] Ally Master Owner Trust		1.284%	8/15/17	43,450	44,212
3,5,6Ally Master Owner Trust		1.764%	8/15/17	8,100	8,237
3,5,6Ally Master Owner Trust		2.164%	8/15/17	6,160	6,257

3,5,6American Express Credit Account Master
	Trust	0.884%	12/15/16	1,000	1,001
[3,5] American Express Credit Account Master
	Trust	0.484%	1/15/20	10,000	10,040
[5,6] Americold 2010 LLC Trust		4.954%	1/14/29	13,650	16,049
[5,6] Americold 2010 LLC Trust		6.811%	1/14/29	5,540	6,955
5	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	1,700	1,717
5	AmeriCredit Prime Automobile Receivable	2.900%	12/15/14	846	853
3,5,6Arkle Master Issuer plc		1.685%	5/17/60	14,170	14,432
3,5,6Arran Residential Mortgages Funding plc		1.837%	5/16/47	8,640	8,775
3,5,6Arran Residential Mortgages Funding plc		1.883%	11/19/47	8,700	8,891
6	Australia & New Zealand Banking Group Ltd.	2.400%	11/23/16	7,300	7,679
5	Banc of America Commercial Mortgage Trust
	2006-4	5.634%	7/10/46	24,950	28,780
5	Banc of America Commercial Mortgage Trust
	2007-2	5.631%	4/10/49	11,887	13,976
5	Banc of America Commercial Mortgage Trust
	2008-1	6.205%	2/10/51	31,812	38,764
3,5,6Bank of America Student Loan Trust		1.115%	2/25/43	23,190	23,358
6	Bank of Montreal	1.950%	1/30/18	16,600	17,355
6	Bank of Nova Scotia	1.950%	1/30/17	15,250	15,944
6	Bank of Nova Scotia	1.750%	3/22/17	11,450	11,870
[3,5] Bank One Issuance Trust		1.014%	2/15/17	1,200	1,202
[5,6] Beacon Container Finance LLC		3.720%	9/20/27	3,716	3,819
5	Bear Stearns Commercial Mortgage
	Securities Inc.	5.716%	6/11/40	20,740	24,663
5	Bear Stearns Commercial Mortgage
	Securities Inc.	4.945%	2/11/41	485	484
5	Bear Stearns Commercial Mortgage
	Securities Inc.	5.613%	6/11/50	4,468	4,541
3,5,6BMW Floorplan Master Owner Trust		0.619%	9/15/17	20,300	20,305
[3,5] Brazos Higher Education Authority, Inc.		0.569%	6/25/26	5,720	5,368
[3,5] Brazos Higher Education Authority, Inc.		1.327%	5/25/29	3,738	3,778
[3,5] Brazos Higher Education Authority, Inc.		1.227%	2/25/30	17,900	18,045
[5,6] CAL Funding II Ltd.		3.470%	10/25/27	2,500	2,521
6	Canadian Imperial Bank of Commerce	2.750%	1/27/16	750	799
[3,5] Capital One Multi-Asset Execution Trust		2.464%	7/15/16	16,374	16,547
[3,5] Capital One Multi-Asset Execution Trust		1.264%	12/15/16	1,988	1,986
[3,5] Capital One Multi-Asset Execution Trust		0.264%	11/15/19	1,130	1,122
[3,5] Capital One Multi-Asset Execution Trust		0.294%	12/16/19	79,750	79,224
[3,5] Capital One Multi-Asset Execution Trust		0.254%	7/15/20	40,394	40,013
3,5,6Cards II Trust		0.664%	9/15/17	5,910	5,919
5	CarMax Auto Owner Trust	0.790%	4/16/18	4,300	4,295
5	CenterPoint Energy Transition Bond Co. LLC	2.161%	10/15/21	9,100	9,522
[5,6] CFCRE Commercial Mortgage Trust		5.549%	4/15/44	2,900	3,198
[5,6] CFCRE Commercial Mortgage Trust		5.560%	12/15/47	10,260	12,189
5	Chase Issuance Trust	0.790%	6/15/17	22,000	22,141
[3,5] Chase Issuance Trust		0.674%	4/15/19	6,100	6,002
[3,5] Chase Issuance Trust		0.484%	5/15/19	21,000	21,063
5	Chase Issuance Trust 2012-A7	2.160%	9/16/24	5,800	5,790
5	Chrysler Financial Auto Securitization Trust
	2010-A	3.520%	8/8/16	7,300	7,351
[3,5] Citibank Credit Card Issuance Trust		0.611%	2/20/15	11,355	11,354
[3,5] Citibank Credit Card Issuance Trust		0.681%	3/24/17	1,520	1,508
[3,5] Citibank Credit Card Issuance Trust		1.586%	5/20/20	11,800	12,494
3,5,6Citibank Omni Master Trust		2.964%	8/15/18	5,825	6,081

[5,6] Citibank Omni Master Trust		5.350%	8/15/18	16,845	18,243
[5,6] Citibank Omni Master Trust		4.900%	11/15/18	71,322	77,416
5	Citigroup Commercial Mortgage Trust	3.024%	9/10/45	6,000	6,274
[5,6] Citigroup Commercial Mortgage Trust		3.683%	9/10/45	2,017	2,132
5	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	6,650	7,689
5	Citigroup Commercial Mortgage Trust	5.699%	12/10/49	6,894	6,888
[5,6] CLI Funding LLC		4.500%	3/18/26	1,536	1,599
5	Commercial Mortgage Pass Through
	Certificates	2.822%	11/15/45	5,300	5,441
5	Commercial Mortgage Pass Through
	Certificates 2006-C8	5.306%	12/10/46	16,000	18,419
5	Commercial Mortgage Pass Through
	Certificates 2006-C9	5.801%	12/10/49	4,026	4,022
5	Commercial Mortgage Pass Through
	Certificates 2012-CCRE2	3.147%	8/15/45	2,700	2,874
5	Commercial Mortgage Pass Through
	Certificates 2012-CCRE2	3.791%	8/15/45	3,900	4,164
5	Commercial Mortgage Pass-Through
	Certificates Series 2007-C5	5.589%	9/15/40	1,688	1,691
6	Commonwealth Bank of Australia	2.250%	3/16/17	10,450	10,904
6	Credit Suisse AG	1.625%	3/6/15	2,800	2,858
[5,6] Cronos Containers Program Ltd.		3.810%	9/18/27	3,818	3,888
[3,5] Discover Card Master Trust		0.584%	11/15/19	19,000	19,092
5	Discover Card Master Trust	1.670%	1/18/22	50,000	49,980
[5,6] Dominos Pizza Master Issuer LLC		5.216%	1/25/42	6,961	7,737
[5,6] Enterprise Fleet Financing LLC		2.100%	5/20/17	5,242	5,373
[5,6] Enterprise Fleet Financing LLC		0.720%	4/20/18	6,800	6,802
[5,6] Enterprise Fleet Financing LLC		0.930%	4/20/18	2,200	2,198
[5,6] Extended Stay America Trust 2010-ESH		2.951%	11/5/27	12,435	12,492
[5,6] Fontainebleau Miami Beach Trust		2.887%	5/5/27	11,000	11,352
5	Ford Credit Auto Lease Trust	1.420%	1/15/15	6,800	6,896
[5,6] Ford Credit Auto Lease Trust		1.100%	12/15/15	2,200	2,203
5	Ford Credit Auto Owner Trust	2.930%	11/15/15	1,000	1,033
5	Ford Credit Auto Owner Trust	3.220%	3/15/16	1,210	1,253
3,5,6Ford Credit Floorplan Master Owner Trust		2.464%	12/15/14	7,280	7,296
3,5,6Ford Credit Floorplan Master Owner Trust		2.864%	12/15/14	37,130	37,218
5	Ford Credit Floorplan Master Owner Trust	0.940%	9/15/16	2,600	2,602
5	Ford Credit Floorplan Master Owner Trust	1.390%	9/15/16	6,100	6,104
3,5,6Ford Credit Floorplan Master Owner Trust		1.914%	2/15/17	20,990	21,680
[5,6] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	7,440	8,015
[5,6] Ford Credit Floorplan Master Owner Trust		4.990%	2/15/17	8,785	9,498
5	Ford Credit Floorplan Master Owner Trust	1.920%	1/15/19	2,000	2,059
5	Ford Credit Floorplan Master Owner Trust	1.490%	9/15/19	24,000	24,058
5	Ford Credit Floorplan Master Owner Trust	1.690%	9/15/19	1,600	1,603
5	Ford Credit Floorplan Master Owner Trust	2.140%	9/15/19	1,900	1,905
[3,5] GE Capital Credit Card Master Note Trust		1.214%	5/15/19	10,800	10,806
5	GE Capital Credit Card Master Note Trust	1.360%	8/17/20	2,500	2,523
5	GE Capital Credit Card Master Note Trust	2.220%	1/15/22	30,000	31,219
[3,5] GE Dealer Floorplan Master Note Trust		0.781%	2/20/17	9,200	9,259
[3,5] GE Dealer Floorplan Master Note Trust		0.961%	4/22/19	13,000	13,208
3,5,6Golden Credit Card Trust		0.664%	7/17/17	12,100	12,151
[5,6] Golden Credit Card Trust		1.770%	1/15/19	18,000	18,507
[5,6] Great America Leasing Receivables		2.340%	4/15/16	1,500	1,528
5	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	8,150	9,046
5	Greenwich Capital Commercial Funding Corp.	5.867%	7/10/38	40,015	46,380
[5,6] GS Mortgage Securities Corp. II		3.215%	2/10/21	5,290	5,377
[5,6] GS Mortgage Securities Corp. II		3.563%	2/10/21	1,850	1,886

[5,6] GS Mortgage Securities Corp. II		3.551%	4/10/34	13,600	14,670
5	GS Mortgage Securities Corp. II	5.506%	4/10/38	5,716	5,721
5	GS Mortgage Securities Corp. II	5.553%	4/10/38	13,213	14,963
[5,6] GS Mortgage Securities Corp. II		5.228%	12/10/43	1,370	1,561
[5,6] GS Mortgage Securities Corp. II		5.543%	3/10/44	2,650	2,997
[5,6] GS Mortgage Securities Corp. II		4.948%	1/10/45	1,025	1,190
5	GS Mortgage Securities Corp. II	3.377%	5/10/45	5,000	5,442
[5,6] Hertz Vehicle Financing LLC		3.740%	2/25/17	17,930	19,384
[5,6] Hertz Vehicle Financing LLC		3.290%	3/25/18	7,500	8,072
[5,6] Hyundai Auto Lease Securitization Trust
	2012-A	1.050%	4/17/17	4,500	4,528
5	Hyundai Auto Receivables Trust	1.950%	10/15/18	1,700	1,737
3	Illinois Student Assistance Commission	1.365%	4/25/22	15,200	15,391
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	15,845	18,945
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.093%	7/5/32	5,900	6,194
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	20,045	22,765
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	10,030	11,423
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.616%	11/15/43	1,250	1,379
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.070%	11/15/43	1,175	1,330
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.528%	11/15/43	2,313	2,704
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.528%	11/15/43	2,730	3,003
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	2.829%	10/15/45	6,900	7,086
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.424%	10/15/45	6,100	6,265
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.388%	2/15/46	6,550	7,458
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.717%	2/15/46	3,340	3,903
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.360%	2/15/46	6,170	6,857
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.314%	8/15/46	4,000	4,792
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.716%	2/15/51	30,084	35,730
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	8,472	8,498
3,5,6Lanark Master Issuer plc		1.834%	12/22/54	2,050	2,099
5	LB-UBS Commercial Mortgage Trust	5.347%	11/15/38	35,211	40,590
5	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	21,000	25,224
[5,6] Macquarie Equipment Funding Trust		0.850%	10/22/18	8,570	8,570
6	Master Credit Card Trust	1.970%	4/21/17	1,400	1,400
[3,5] MBNA Credit Card Master Note Trust		0.634%	7/15/15	24,379	24,379
[3,5] MBNA Credit Card Master Note Trust		1.564%	3/15/16	3,430	3,452
[3,5] MBNA Credit Card Master Note Trust		1.114%	11/15/16	16,655	16,712
[3,5] MBNA Credit Card Master Note Trust		0.474%	8/16/21	4,990	4,964
[5,6] Mercedes-Benz Auto Lease Trust 2011-B		1.240%	7/17/17	6,900	6,957
5	Merrill Lynch Mortgage Trust	5.743%	6/12/50	2,235	2,232
5	Merrill Lynch Mortgage Trust	5.690%	2/12/51	15,000	17,836

[5,6] MMAF Equipment Finance LLC		1.980%	6/10/32	2,880	2,919
[5,6] Morgan Stanley Bank of America Merrill Lynch
	Trust	3.277%	10/15/30	12,300	12,614
5	Morgan Stanley Bank of America Merrill Lynch
	Trust	3.176%	8/15/45	7,545	8,036
5	Morgan Stanley Bank of America Merrill Lynch
	Trust	3.792%	8/15/45	4,100	4,387
5	Morgan Stanley Bank of America Merrill Lynch
	Trust	2.858%	11/15/45	5,740	5,912
5	Morgan Stanley Bank of America Merrill Lynch
	Trust	3.476%	11/15/45	2,420	2,513
5	Morgan Stanley Capital I Trust 2007-TOP27	5.653%	6/11/42	960	960
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,605
[5,6] Morgan Stanley Capital I Trust 2012-STAR		3.201%	8/5/34	8,100	8,588
3,5,6Motor plc		0.711%	2/25/20	8,890	8,890
[5,6] Motor plc		1.286%	2/25/20	2,615	2,623
6	National Australia Bank Ltd.	2.000%	6/20/17	6,600	6,820
[3,5] Nissan Master Owner Trust Receivables		0.684%	5/15/17	13,500	13,543
6	Norddeutsche Landesbank Girozentrale	0.875%	10/16/15	5,000	5,003
3	North Carolina Education Assistance Authority
	Student Loan Revenue	1.215%	1/26/26	5,500	5,550
3,5,6Permanent Master Issuer plc		1.490%	7/15/42	6,820	6,833
	Royal Bank of Canada	1.200%	9/19/17	13,050	13,118
3,5,6Silverstone Master Issuer plc		1.819%	1/21/55	18,475	19,090
3,5,6SLM Student Loan Trust		1.314%	12/15/21	3,310	3,336
3,5,6SLM Student Loan Trust		0.964%	10/16/23	12,900	12,900
3,5,6SLM Student Loan Trust		1.614%	12/15/23	3,955	3,995
[3,5] SLM Student Loan Trust		0.415%	4/25/25	6,000	5,924
[3,5] SLM Student Loan Trust		0.425%	10/27/25	6,500	6,259
[3,5] SLM Student Loan Trust		0.405%	1/26/26	24,625	23,460
[3,5] SLM Student Loan Trust		0.425%	1/25/27	3,000	2,878
[5,6] SLM Student Loan Trust		4.370%	4/17/28	1,700	1,861
[5,6] SLM Student Loan Trust		3.740%	2/15/29	10,500	11,235
[5,6] SLM Student Loan Trust		3.480%	10/15/30	4,550	4,817
[5,6] SLM Student Loan Trust		4.540%	10/17/44	5,050	5,522
3,5,6SMART Trust		1.714%	12/14/15	21,200	21,422
[5,6] SMART Trust		2.520%	11/14/16	5,000	5,129
5	SMART Trust	0.970%	3/14/17	5,700	5,702
[5,6] SMART Trust		2.310%	4/14/17	1,750	1,792
5	SMART Trust	1.250%	8/14/18	2,000	2,000
[5,6] Sonic Capital LLC		5.438%	5/20/41	3,619	4,032
[3,5] South Carolina Student Loan Corp.		1.315%	7/25/25	11,550	11,718
[5,6] TAL Advantage LLC		4.310%	5/20/26	2,661	2,767
[5,6] Textainer Marine Containers Ltd.		4.700%	6/15/26	3,033	3,214
[5,6] Tidewater Auto Receivables Trust		5.920%	5/15/17	269	269
6	Toronto-Dominion Bank	1.500%	3/13/17	13,700	14,065
5	UBS Commercial Mortgage Trust	4.171%	5/10/45	1,200	1,293
[5,6] UBS-BAMLL Trust		3.663%	6/10/30	11,800	12,675
5	Volkswagen Auto Lease Trust	1.060%	5/22/17	3,200	3,232
3,5,6Volkswagen Credit Auto Master Owner Trust		0.891%	9/20/16	18,000	18,115
[5,6] Volvo Financial Equipment LLC		2.990%	5/15/17	2,356	2,362
[5,6] Volvo Financial Equipment LLC		2.380%	9/16/19	1,200	1,233
5	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	13,360	15,397
5	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	5,003	5,057
5	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	25,425	29,226
5	Wells Fargo Commercial Mortgage Trust	2.918%	10/15/45	6,100	6,326
5	Wells Fargo Commercial Mortgage Trust	3.539%	10/15/45	1,610	1,703

6 Westpac Banking Corp.	1.375%	7/17/15	8,450	8,572
6 Westpac Banking Corp.	2.450%	11/28/16	8,000	8,433
5 WF-RBS Commercial Mortgage Trust	2.870%	11/15/45	7,800	7,995
5 WF-RBS Commercial Mortgage Trust	3.388%	11/15/45	2,870	2,942
5 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	12,500	13,658
5 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	6,100	6,666
5 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	5,450	5,751
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,976,856)				2,089,483
Corporate Bonds (75.6%)
Finance (29.0%)
Banking (18.4%)
6 Abbey National Treasury Services plc	3.875%	11/10/14	4,550	4,682
Abbey National Treasury Services plc	4.000%	4/27/16	10,500	11,000
AgriBank FCB	9.125%	7/15/19	5,000	6,475
American Express Bank FSB	6.000%	9/13/17	4,250	5,158
American Express Centurion Bank	5.950%	6/12/17	10,000	11,889
American Express Centurion Bank	6.000%	9/13/17	38,060	46,231
American Express Co.	5.500%	9/12/16	6,070	6,995
American Express Co.	6.150%	8/28/17	17,000	20,561
American Express Co.	7.000%	3/19/18	29,000	36,775
American Express Co.	8.125%	5/20/19	20,909	28,224
5 American Express Co.	6.800%	9/1/66	4,000	4,360
American Express Credit Corp.	2.750%	9/15/15	6,200	6,535
American Express Credit Corp.	2.800%	9/19/16	2,700	2,875
American Express Credit Corp.	2.375%	3/24/17	5,000	5,261
6 ANZ Capital Trust II	5.360%	11/29/49	3,000	3,067
Associates Corp. of North America	6.950%	11/1/18	3,855	4,635
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	8,000	8,176
6 Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	9,317	10,798
6 Banco Santander Chile	5.375%	12/9/14	1,150	1,236
6 Banco Votorantim SA	5.250%	2/11/16	12,000	12,751
Bancolombia SA	5.125%	9/11/22	10,000	10,450
Bank of America Corp.	3.625%	3/17/16	5,000	5,312
Bank of America Corp.	3.750%	7/12/16	5,000	5,357
Bank of America Corp.	6.500%	8/1/16	6,375	7,413
Bank of America Corp.	5.420%	3/15/17	7,300	7,980
Bank of America Corp.	3.875%	3/22/17	1,400	1,503
Bank of America Corp.	6.000%	9/1/17	1,750	2,044
Bank of America Corp.	5.750%	12/1/17	22,500	26,103
Bank of America Corp.	5.650%	5/1/18	15,000	17,418
Bank of America Corp.	7.625%	6/1/19	19,000	24,105
Bank of America Corp.	5.625%	7/1/20	22,500	26,281
Bank of America Corp.	5.875%	1/5/21	13,500	15,877
Bank of America Corp.	5.000%	5/13/21	14,750	16,707
Bank of America Corp.	5.700%	1/24/22	12,500	14,869
Bank of America NA	5.300%	3/15/17	8,877	9,972
Bank of America NA	6.100%	6/15/17	5,000	5,758
Bank of Montreal	2.500%	1/11/17	7,905	8,323
Bank of Montreal	1.400%	9/11/17	14,970	15,097
Bank of New York Mellon Corp.	4.950%	3/15/15	9,500	10,412
Bank of New York Mellon Corp.	2.300%	7/28/16	2,500	2,629
Bank of New York Mellon Corp.	1.969%	6/20/17	3,500	3,619
Bank of New York Mellon Corp.	5.500%	12/1/17	5,465	6,346
Bank of New York Mellon Corp.	5.450%	5/15/19	9,580	11,446
Bank of New York Mellon Corp.	4.600%	1/15/20	11,500	13,329
Bank of New York Mellon Corp.	4.150%	2/1/21	9,000	10,136
Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	17,417

	Bank of Nova Scotia	2.050%	10/7/15	5,980	6,237
	Bank of Nova Scotia	2.550%	1/12/17	18,000	19,035
	Bank of Nova Scotia	4.375%	1/13/21	15,000	17,508
	Barclays Bank plc	5.000%	9/22/16	10,000	11,230
6	Barclays Bank plc	6.050%	12/4/17	6,307	6,863
	Barclays Bank plc	6.750%	5/22/19	33,530	41,182
	Barclays Bank plc	5.125%	1/8/20	37,125	42,316
	BB&T Corp.	5.200%	12/23/15	6,380	7,145
	BB&T Corp.	3.200%	3/15/16	3,490	3,723
	BB&T Corp.	2.150%	3/22/17	8,875	9,188
	BB&T Corp.	4.900%	6/30/17	5,300	6,048
	BB&T Corp.	6.850%	4/30/19	10,714	13,712
	BB&T Corp.	5.250%	11/1/19	12,000	13,889
	BB&T Corp.	3.950%	3/22/22	5,500	5,955
	Bear Stearns Cos. LLC	6.400%	10/2/17	17,000	20,476
	Bear Stearns Cos. LLC	7.250%	2/1/18	19,035	23,628
	BNP Paribas SA	3.600%	2/23/16	9,000	9,529
	BNP Paribas SA	2.375%	9/14/17	13,700	13,810
	BNP Paribas SA	5.000%	1/15/21	117,400	130,305
	BNY Mellon NA	4.750%	12/15/14	5,000	5,404
	Branch Banking & Trust Co.	5.625%	9/15/16	4,750	5,396
	Capital One Bank USA NA	8.800%	7/15/19	10,000	13,387
	Capital One Financial Corp.	3.150%	7/15/16	1,950	2,076
	Capital One Financial Corp.	6.750%	9/15/17	5,000	6,152
	Capital One Financial Corp.	4.750%	7/15/21	4,000	4,599
	Citigroup Inc.	4.700%	5/29/15	12,705	13,734
	Citigroup Inc.	5.300%	1/7/16	10,000	11,084
	Citigroup Inc.	3.953%	6/15/16	2,730	2,949
	Citigroup Inc.	6.000%	8/15/17	7,000	8,211
	Citigroup Inc.	6.125%	11/21/17	36,111	42,844
	Citigroup Inc.	6.125%	5/15/18	15,000	17,894
	Citigroup Inc.	8.500%	5/22/19	19,317	25,687
	Citigroup Inc.	5.375%	8/9/20	26,000	30,328
	Citigroup Inc.	4.500%	1/14/22	20,000	22,059
5,6,7Colonial BancGroup Inc.		7.114%	5/29/49	17,340	2
	Comerica Bank	5.750%	11/21/16	8,500	9,880
	Commonwealth Bank of Australia	1.900%	9/18/17	15,750	16,075
6	Commonwealth Bank of Australia	5.000%	10/15/19	10,000	11,449
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	10,400	11,188
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	24,000	27,250
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.875%	2/8/22	56,500	61,191
	Credit Suisse	6.000%	2/15/18	3,692	4,256
	Credit Suisse	5.300%	8/13/19	36,888	43,770
	Credit Suisse	4.375%	8/5/20	50,000	56,611
	Credit Suisse USA Inc.	5.375%	3/2/16	3,000	3,385
	Deutsche Bank AG	3.250%	1/11/16	20,000	21,238
	Deutsche Bank AG	6.000%	9/1/17	7,800	9,347
	Discover Bank	8.700%	11/18/19	10,000	13,301
	Discover Bank	7.000%	4/15/20	3,665	4,568
	Fifth Third Bancorp	3.625%	1/25/16	7,000	7,537
	Fifth Third Bancorp	3.500%	3/15/22	7,000	7,373
5	Fifth Third Capital Trust IV	6.500%	4/15/67	1,600	1,596
	First Horizon National Corp.	5.375%	12/15/15	7,350	8,075
	First Tennessee Bank NA	5.050%	1/15/15	5,000	5,226

Goldman Sachs Group Inc.	3.700%	8/1/15	4,725	5,002
Goldman Sachs Group Inc.	5.625%	1/15/17	9,000	9,973
Goldman Sachs Group Inc.	6.250%	9/1/17	12,000	14,056
Goldman Sachs Group Inc.	5.950%	1/18/18	13,000	15,189
Goldman Sachs Group Inc.	6.150%	4/1/18	20,075	23,559
Goldman Sachs Group Inc.	7.500%	2/15/19	16,500	20,700
Goldman Sachs Group Inc.	5.375%	3/15/20	23,800	26,824
Goldman Sachs Group Inc.	6.000%	6/15/20	13,700	16,022
Goldman Sachs Group Inc.	5.250%	7/27/21	32,750	36,381
Goldman Sachs Group Inc.	5.750%	1/24/22	35,325	40,942
HSBC Bank USA NA	6.000%	8/9/17	5,055	5,896
HSBC Bank USA NA	4.875%	8/24/20	31,288	34,408
HSBC Holdings plc	5.100%	4/5/21	36,448	42,850
HSBC Holdings plc	4.875%	1/14/22	21,500	25,002
HSBC Holdings plc	4.000%	3/30/22	31,600	34,611
HSBC USA Inc.	5.000%	9/27/20	25,000	26,944
6 ING Bank NV	3.750%	3/7/17	5,900	6,211
JPMorgan Chase & Co.	4.875%	3/15/14	3,440	3,618
JPMorgan Chase & Co.	3.450%	3/1/16	6,000	6,336
JPMorgan Chase & Co.	3.150%	7/5/16	5,925	6,266
JPMorgan Chase & Co.	6.125%	6/27/17	3,000	3,504
JPMorgan Chase & Co.	6.000%	1/15/18	16,000	18,917
JPMorgan Chase & Co.	6.300%	4/23/19	10,650	13,075
JPMorgan Chase & Co.	4.950%	3/25/20	9,000	10,317
JPMorgan Chase & Co.	4.400%	7/22/20	13,135	14,624
JPMorgan Chase & Co.	4.250%	10/15/20	22,500	24,728
JPMorgan Chase & Co.	4.625%	5/10/21	12,000	13,525
JPMorgan Chase & Co.	4.350%	8/15/21	16,600	18,442
JPMorgan Chase & Co.	4.500%	1/24/22	18,250	20,553
JPMorgan Chase & Co.	3.250%	9/23/22	16,500	16,910
JPMorgan Chase Bank NA	6.000%	7/5/17	6,500	7,666
JPMorgan Chase Bank NA	6.000%	10/1/17	10,380	12,295
KeyBank NA	5.450%	3/3/16	2,500	2,804
KeyCorp	5.100%	3/24/21	7,300	8,578
Lloyds TSB Bank plc	4.875%	1/21/16	11,000	12,120
Lloyds TSB Bank plc	4.200%	3/28/17	7,500	8,288
Lloyds TSB Bank plc	6.375%	1/21/21	52,092	64,595
Manufacturers & Traders Trust Co.	6.625%	12/4/17	8,555	10,315
Merrill Lynch & Co. Inc.	5.700%	5/2/17	7,000	7,705
Merrill Lynch & Co. Inc.	6.400%	8/28/17	7,850	9,258
Merrill Lynch & Co. Inc.	6.875%	4/25/18	17,623	21,224
Merrill Lynch & Co. Inc.	6.875%	11/15/18	2,797	3,372
Morgan Stanley	3.800%	4/29/16	3,250	3,373
Morgan Stanley	5.750%	10/18/16	2,500	2,781
Morgan Stanley	5.450%	1/9/17	3,000	3,311
Morgan Stanley	5.550%	4/27/17	6,800	7,495
Morgan Stanley	6.250%	8/28/17	6,120	6,973
Morgan Stanley	5.950%	12/28/17	16,000	18,105
Morgan Stanley	6.625%	4/1/18	20,700	24,082
Morgan Stanley	7.300%	5/13/19	15,000	18,009
Morgan Stanley	5.625%	9/23/19	20,500	22,723
Morgan Stanley	5.500%	1/26/20	20,535	22,588
Morgan Stanley	5.500%	7/24/20	12,000	13,211
Morgan Stanley	5.750%	1/25/21	24,000	26,778
Morgan Stanley	5.500%	7/28/21	17,500	19,475
National Australia Bank Ltd.	2.750%	3/9/17	15,780	16,668
National City Corp.	6.875%	5/15/19	10,285	12,757

6 Nordea Bank AB	3.125%	3/20/17	4,270	4,487
Northern Trust Co.	5.850%	11/9/17	7,280	8,519
Northern Trust Co.	6.500%	8/15/18	4,000	4,963
Northern Trust Corp.	3.450%	11/4/20	13,000	14,138
Northern Trust Corp.	3.375%	8/23/21	11,631	12,556
Northern Trust Corp.	2.375%	8/2/22	17,500	17,315
PNC Bank NA	6.000%	12/7/17	4,500	5,452
PNC Bank NA	6.875%	4/1/18	12,085	15,281
PNC Bank NA	2.700%	11/1/22	32,000	31,894
PNC Funding Corp.	2.700%	9/19/16	7,500	7,960
PNC Funding Corp.	6.700%	6/10/19	15,000	19,339
PNC Funding Corp.	5.125%	2/8/20	28,653	34,357
PNC Funding Corp.	4.375%	8/11/20	23,000	26,415
PNC Funding Corp.	3.300%	3/8/22	29,570	31,739
Royal Bank of Canada	2.875%	4/19/16	7,500	8,008
Royal Bank of Canada	2.300%	7/20/16	14,750	15,485
Royal Bank of Scotland Group plc	4.700%	7/3/18	2,000	1,970
Royal Bank of Scotland Group plc	6.400%	10/21/19	31,500	36,892
Royal Bank of Scotland plc	4.375%	3/16/16	13,000	14,128
Royal Bank of Scotland plc	5.625%	8/24/20	42,526	49,601
Royal Bank of Scotland plc	6.125%	1/11/21	40,000	48,210
Santander Holdings USA Inc.	4.625%	4/19/16	3,200	3,357
Societe Generale SA	2.750%	10/12/17	6,400	6,430
6 Societe Generale SA	5.200%	4/15/21	10,300	11,335
Sovereign Bank	8.750%	5/30/18	5,000	5,794
State Street Corp.	2.875%	3/7/16	6,600	7,026
State Street Corp.	4.956%	3/15/18	15,000	16,750
State Street Corp.	4.375%	3/7/21	27,840	32,666
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	21,500	22,009
3 SunTrust Bank	0.660%	4/1/15	6,000	5,858
SunTrust Bank	7.250%	3/15/18	13,000	15,876
SunTrust Banks Inc.	3.600%	4/15/16	4,200	4,497
Svenska Handelsbanken AB	2.875%	4/4/17	10,000	10,572
Toronto-Dominion Bank	2.500%	7/14/16	10,500	11,097
Toronto-Dominion Bank	2.375%	10/19/16	9,350	9,825
UBS AG	5.875%	7/15/16	10,220	11,407
UBS AG	5.875%	12/20/17	48,450	57,190
UBS AG	5.750%	4/25/18	37,625	44,413
UBS AG	4.875%	8/4/20	55,000	62,617
Union Bank NA	5.950%	5/11/16	4,826	5,460
Union Bank NA	3.000%	6/6/16	12,500	13,224
UnionBanCal Corp.	3.500%	6/18/22	18,000	19,090
6 United Overseas Bank Ltd.	4.500%	7/2/13	7,000	7,151
US Bancorp	2.200%	11/15/16	5,000	5,222
US Bancorp	1.650%	5/15/17	3,600	3,673
US Bancorp	4.125%	5/24/21	14,100	16,208
US Bancorp	3.000%	3/15/22	9,000	9,483
US Bancorp	2.950%	7/15/22	42,200	43,392
5 US Bank NA	3.778%	4/29/20	6,395	6,779
Wachovia Bank NA	6.000%	11/15/17	8,000	9,587
Wachovia Corp.	5.625%	10/15/16	8,000	9,300
Wachovia Corp.	5.750%	6/15/17	15,000	17,889
Wachovia Corp.	5.750%	2/1/18	29,525	35,577
7 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.500%	1/15/13	6,147	1
7 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.650%	8/15/14	7,500	11

7 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.125%	1/15/15	9,000	14
Wells Fargo & Co.	2.100%	5/8/17	6,750	6,932
Wells Fargo & Co.	5.625%	12/11/17	35,400	42,371
Wells Fargo & Co.	4.600%	4/1/21	40,609	46,547
Wells Fargo & Co.	3.500%	3/8/22	44,925	47,501
Westpac Banking Corp.	3.000%	8/4/15	15,000	15,839
Westpac Banking Corp.	2.000%	8/14/17	4,000	4,101
Westpac Banking Corp.	4.875%	11/19/19	40,795	47,304
Wilmington Trust Corp.	4.875%	4/15/13	13,000	13,136
6 Woori Bank Co. Ltd.	5.875%	4/13/21	3,000	3,500
Zions Bancorporation	5.500%	11/16/15	8,000	8,460

Brokerage (1.0%)
Ameriprise Financial Inc.	7.300%	6/28/19	6,200	7,951
Ameriprise Financial Inc.	5.300%	3/15/20	26,570	31,312
BlackRock Inc.	6.250%	9/15/17	12,395	15,204
BlackRock Inc.	5.000%	12/10/19	7,000	8,308
BlackRock Inc.	4.250%	5/24/21	20,250	23,050
BlackRock Inc.	3.375%	6/1/22	25,000	26,812
6 Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	2,725	3,164
Charles Schwab Corp.	6.375%	9/1/17	6,000	7,238
Charles Schwab Corp.	4.450%	7/22/20	14,500	16,485
6 Charles Schwab Corp.	3.225%	9/1/22	10,000	10,090
Franklin Resources Inc.	4.625%	5/20/20	7,550	8,676
Franklin Resources Inc.	2.800%	9/15/22	11,000	11,163
Jefferies Group Inc.	5.125%	4/13/18	10,755	11,024
Jefferies Group Inc.	6.875%	4/15/21	3,000	3,255
7 Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
TD Ameritrade Holding Corp.	5.600%	12/1/19	11,100	13,106

Finance Companies (2.0%)
General Electric Capital Corp.	5.000%	1/8/16	9,000	10,056
General Electric Capital Corp.	2.300%	4/27/17	12,000	12,399
General Electric Capital Corp.	5.625%	9/15/17	4,025	4,708
General Electric Capital Corp.	5.625%	5/1/18	23,250	27,625
General Electric Capital Corp.	6.000%	8/7/19	10,000	12,255
General Electric Capital Corp.	5.500%	1/8/20	10,000	11,888
General Electric Capital Corp.	5.550%	5/4/20	4,000	4,761
General Electric Capital Corp.	4.375%	9/16/20	19,000	21,258
General Electric Capital Corp.	4.625%	1/7/21	12,500	14,090
General Electric Capital Corp.	5.300%	2/11/21	13,000	15,114
General Electric Capital Corp.	4.650%	10/17/21	31,500	35,664
General Electric Capital Corp.	3.150%	9/7/22	14,000	14,180
5 General Electric Capital Corp.	6.375%	11/15/67	14,450	15,462
5 HSBC Finance Capital Trust IX	5.911%	11/30/35	5,000	4,975
HSBC Finance Corp.	5.250%	1/15/14	9,050	9,494
3 HSBC Finance Corp.	0.848%	6/1/16	6,225	5,980
HSBC Finance Corp.	6.676%	1/15/21	97,553	115,050
SLM Corp.	6.250%	1/25/16	20,000	21,725
SLM Corp.	6.000%	1/25/17	9,020	9,850
SLM Corp.	4.625%	9/25/17	5,000	5,135
SLM Corp.	8.450%	6/15/18	5,000	5,888
SLM Corp.	8.000%	3/25/20	5,000	5,790
SLM Corp.	7.250%	1/25/22	4,000	4,443
6 USAA Capital Corp.	2.250%	12/13/16	4,060	4,245

Insurance (5.2%)
ACE INA Holdings Inc.	5.700%	2/15/17	12,800	15,066
AEGON Funding Co. LLC	5.750%	12/15/20	3,800	4,458
Aetna Inc.	6.000%	6/15/16	2,970	3,465
Aetna Inc.	6.500%	9/15/18	31,818	39,981
Aetna Inc.	3.950%	9/1/20	12,000	13,053
Aflac Inc.	8.500%	5/15/19	9,940	13,549
Aflac Inc.	4.000%	2/15/22	5,000	5,531
Alleghany Corp.	5.625%	9/15/20	4,000	4,551
Alleghany Corp.	4.950%	6/27/22	4,000	4,437
Allied World Assurance Co. Ltd.	7.500%	8/1/16	10,000	11,898
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,000	2,226
Allstate Corp.	7.450%	5/16/19	8,100	10,733
Alterra Finance LLC	6.250%	9/30/20	8,000	8,867
American Financial Group Inc.	9.875%	6/15/19	10,000	13,092
American International Group Inc.	5.050%	10/1/15	5,712	6,313
American International Group Inc.	4.875%	9/15/16	2,375	2,655
American International Group Inc.	5.600%	10/18/16	5,000	5,724
American International Group Inc.	3.800%	3/22/17	2,980	3,213
American International Group Inc.	5.450%	5/18/17	5,000	5,731
American International Group Inc.	5.850%	1/16/18	14,174	16,580
American International Group Inc.	8.250%	8/15/18	15,000	19,538
American International Group Inc.	6.400%	12/15/20	10,000	12,352
American International Group Inc.	4.875%	6/1/22	7,000	7,893
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	5,000	5,488
Axis Capital Holdings Ltd.	5.750%	12/1/14	5,955	6,397
Axis Specialty Finance LLC	5.875%	6/1/20	21,240	24,284
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	2,140	2,187
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	12,000	13,837
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	10,360	10,888
Berkshire Hathaway Inc.	3.750%	8/15/21	20,000	22,296
Berkshire Hathaway Inc.	3.400%	1/31/22	14,706	15,919
Chubb Corp.	5.750%	5/15/18	5,933	7,355
5 Chubb Corp.	6.375%	3/29/67	14,900	16,017
Cigna Corp.	4.500%	3/15/21	5,000	5,591
Cigna Corp.	4.000%	2/15/22	10,645	11,593
CNA Financial Corp.	7.350%	11/15/19	4,000	5,024
CNA Financial Corp.	5.875%	8/15/20	3,000	3,504
CNA Financial Corp.	5.750%	8/15/21	5,000	5,907
Coventry Health Care Inc.	5.950%	3/15/17	4,000	4,682
Coventry Health Care Inc.	5.450%	6/15/21	5,000	5,842
Genworth Financial Inc.	7.700%	6/15/20	3,000	3,164
Genworth Financial Inc.	7.625%	9/24/21	5,000	5,250
Hartford Financial Services Group Inc.	4.000%	3/30/15	3,400	3,564
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,000	3,607
Hartford Financial Services Group Inc.	5.125%	4/15/22	10,000	11,411
HCC Insurance Holdings Inc.	6.300%	11/15/19	7,500	8,825
6 Health Care Service Corp.	4.700%	1/15/21	2,015	2,255
Infinity Property & Casualty Corp.	5.000%	9/19/22	5,000	5,259
6 ING US Inc.	5.500%	7/15/22	7,000	7,489
6 Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,811
Lincoln National Corp.	6.250%	2/15/20	5,000	5,926
Lincoln National Corp.	4.200%	3/15/22	10,000	10,556
Manulife Financial Corp.	4.900%	9/17/20	23,950	26,624
Markel Corp.	4.900%	7/1/22	10,000	10,926
6 MassMutual Global Funding II	3.125%	4/14/16	9,800	10,397
6 MassMutual Global Funding II	2.500%	10/17/22	8,000	8,001

MetLife Inc.	6.750%	6/1/16	5,000	5,973
MetLife Inc.	1.756%	12/15/17	11,625	11,795
MetLife Inc.	6.817%	8/15/18	19,615	24,722
MetLife Inc.	7.717%	2/15/19	23,939	31,399
MetLife Inc.	4.750%	2/8/21	32,000	37,217
Montpelier Re Holdings Ltd.	4.700%	10/15/22	3,000	3,043
6 Nationwide Financial Services Inc.	5.375%	3/25/21	2,635	2,804
6 New York Life Global Funding	2.450%	7/14/16	20,195	21,022
6 New York Life Global Funding	1.300%	10/30/17	5,750	5,761
6 Pacific LifeCorp	6.000%	2/10/20	3,000	3,335
PartnerRe Finance B LLC	5.500%	6/1/20	15,550	17,223
6 Pricoa Global Funding I	5.450%	6/11/14	6,666	7,153
Principal Financial Group Inc.	8.875%	5/15/19	11,195	14,874
Principal Financial Group Inc.	3.300%	9/15/22	13,000	13,188
Progressive Corp.	3.750%	8/23/21	15,250	16,851
5 Progressive Corp.	6.700%	6/15/67	13,500	14,647
Protective Life Corp.	7.375%	10/15/19	7,000	8,374
Prudential Financial Inc.	6.100%	6/15/17	6,200	7,372
Prudential Financial Inc.	7.375%	6/15/19	7,000	8,985
Prudential Financial Inc.	5.375%	6/21/20	2,000	2,343
Prudential Financial Inc.	4.500%	11/15/20	8,000	8,942
5 Prudential Financial Inc.	5.875%	9/15/42	6,000	6,330
Reinsurance Group of America Inc.	5.625%	3/15/17	7,000	7,967
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	13,063
Torchmark Corp.	9.250%	6/15/19	3,000	4,004
Travelers Cos. Inc.	5.750%	12/15/17	10,206	12,502
Travelers Cos. Inc.	5.800%	5/15/18	17,328	21,257
Travelers Cos. Inc.	5.900%	6/2/19	3,000	3,732
Travelers Cos. Inc.	3.900%	11/1/20	6,405	7,230
UnitedHealth Group Inc.	5.375%	3/15/16	2,500	2,837
UnitedHealth Group Inc.	1.400%	10/15/17	2,305	2,325
UnitedHealth Group Inc.	6.000%	2/15/18	9,114	11,209
UnitedHealth Group Inc.	3.875%	10/15/20	17,000	18,950
UnitedHealth Group Inc.	4.700%	2/15/21	13,000	15,181
UnitedHealth Group Inc.	3.375%	11/15/21	8,000	8,564
UnitedHealth Group Inc.	2.875%	3/15/22	41,316	42,608
UnitedHealth Group Inc.	2.750%	2/15/23	5,700	5,804
WellPoint Inc.	5.250%	1/15/16	5,000	5,614
WellPoint Inc.	7.000%	2/15/19	2,445	3,122
WellPoint Inc.	4.350%	8/15/20	7,000	7,765
WellPoint Inc.	3.700%	8/15/21	3,090	3,276
Willis North America Inc.	6.200%	3/28/17	3,300	3,797
Willis North America Inc.	7.000%	9/29/19	8,000	9,541

Other Finance (0.2%)
6 Aviation Capital Group Corp.	6.750%	4/6/21	7,600	7,846
CME Group Inc.	3.000%	9/15/22	9,500	9,722
6 LeasePlan Corp. NV	3.000%	10/23/17	4,500	4,550
NYSE Euronext	2.000%	10/5/17	15,000	15,304
ORIX Corp.	3.750%	3/9/17	5,500	5,748

Real Estate Investment Trusts (2.2%)
BioMed Realty LP	4.250%	7/15/22	5,000	5,206
Boston Properties LP	3.700%	11/15/18	4,000	4,370
Boston Properties LP	4.125%	5/15/21	6,000	6,600
Boston Properties LP	3.850%	2/1/23	5,000	5,369
Brandywine Operating Partnership LP	5.700%	5/1/17	3,550	3,956

Brandywine Operating Partnership LP	4.950%	4/15/18	5,000	5,479
DDR Corp.	7.500%	4/1/17	1,750	2,117
DDR Corp.	4.750%	4/15/18	3,000	3,383
DDR Corp.	7.875%	9/1/20	5,000	6,446
DDR Corp.	4.625%	7/15/22	3,000	3,284
Digital Realty Trust LP	5.875%	2/1/20	12,000	13,993
Digital Realty Trust LP	5.250%	3/15/21	5,000	5,646
Duke Realty LP	5.950%	2/15/17	5,000	5,781
Duke Realty LP	6.500%	1/15/18	3,555	4,185
Duke Realty LP	4.375%	6/15/22	3,000	3,228
ERP Operating LP	4.750%	7/15/20	14,015	16,096
Federal Realty Investment Trust	5.900%	4/1/20	3,000	3,563
6 Goodman Funding Pty Ltd.	6.375%	11/12/20	3,000	3,354
6 Goodman Funding Pty Ltd.	6.375%	4/15/21	2,000	2,246
HCP Inc.	3.750%	2/1/16	4,921	5,234
HCP Inc.	3.750%	2/1/19	3,000	3,180
HCP Inc.	5.375%	2/1/21	5,600	6,459
HCP Inc.	3.150%	8/1/22	5,000	4,943
Health Care REIT Inc.	4.700%	9/15/17	5,000	5,627
Health Care REIT Inc.	4.125%	4/1/19	7,950	8,603
Health Care REIT Inc.	6.125%	4/15/20	5,000	5,854
Health Care REIT Inc.	4.950%	1/15/21	10,000	11,041
Hospitality Properties Trust	5.000%	8/15/22	5,000	5,335
Kilroy Realty LP	4.800%	7/15/18	2,220	2,460
Kilroy Realty LP	6.625%	6/1/20	7,470	8,946
Mack-Cali Realty LP	7.750%	8/15/19	4,000	4,983
National Retail Properties Inc.	3.800%	10/15/22	5,000	5,194
ProLogis LP	6.250%	3/15/17	1,520	1,740
ProLogis LP	6.625%	5/15/18	5,000	5,987
ProLogis LP	7.375%	10/30/19	4,175	5,171
Realty Income Corp.	5.750%	1/15/21	3,000	3,541
Realty Income Corp.	3.250%	10/15/22	12,000	11,971
Simon Property Group LP	6.750%	5/15/14	15,000	16,128
Simon Property Group LP	5.100%	6/15/15	6,320	7,015
Simon Property Group LP	5.250%	12/1/16	13,500	15,487
Simon Property Group LP	2.800%	1/30/17	3,000	3,193
Simon Property Group LP	5.875%	3/1/17	3,300	3,891
Simon Property Group LP	2.150%	9/15/17	5,000	5,224
Simon Property Group LP	6.125%	5/30/18	12,949	15,874
Simon Property Group LP	10.350%	4/1/19	10,815	15,574
Simon Property Group LP	5.650%	2/1/20	31,200	37,583
Simon Property Group LP	4.375%	3/1/21	34,594	39,084
Simon Property Group LP	4.125%	12/1/21	24,640	27,663
Simon Property Group LP	3.375%	3/15/22	17,000	18,164
UDR Inc.	4.250%	6/1/18	3,000	3,328
UDR Inc.	4.625%	1/10/22	2,000	2,229
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	3,000	3,313
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	8,000	8,600
Weingarten Realty Investors	3.375%	10/15/22	3,000	2,999
				5,673,050
Industrial (40.1%)
Basic Industry (3.9%)
Air Products & Chemicals Inc.	2.000%	8/2/16	1,120	1,168
Air Products & Chemicals Inc.	1.200%	10/15/17	1,500	1,502
Air Products & Chemicals Inc.	4.375%	8/21/19	4,485	5,174
Air Products & Chemicals Inc.	3.000%	11/3/21	13,200	13,916
Alcoa Inc.	5.720%	2/23/19	9,500	10,430

Alcoa Inc.	6.150%	8/15/20	10,000	10,936
Alcoa Inc.	5.400%	4/15/21	2,000	2,062
Alcoa Inc.	5.870%	2/23/22	1,100	1,171
6 Anglo American Capital plc	2.625%	4/3/17	4,000	4,025
6 Anglo American Capital plc	2.625%	9/27/17	3,830	3,824
6 Anglo American Capital plc	4.450%	9/27/20	4,000	4,204
AngloGold Ashanti Holdings plc	5.375%	4/15/20	7,000	7,295
ArcelorMittal	9.500%	2/15/15	1,410	1,580
ArcelorMittal	5.000%	2/25/17	7,467	7,263
ArcelorMittal	6.125%	6/1/18	6,000	5,978
ArcelorMittal	10.350%	6/1/19	12,000	14,317
ArcelorMittal	6.000%	3/1/21	6,500	6,416
ArcelorMittal	6.750%	2/25/22	4,500	4,531
ArcelorMittal USA LLC	6.500%	4/15/14	790	824
Barrick Gold Corp.	2.900%	5/30/16	4,020	4,247
Barrick Gold Corp.	3.850%	4/1/22	5,000	5,330
Barrick North America Finance LLC	6.800%	9/15/18	5,000	6,274
Barrick North America Finance LLC	4.400%	5/30/21	5,000	5,558
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	1,062	1,189
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	10,950	11,219
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	10,555	12,470
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	26,540	28,593
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	21,500	22,441
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,500	3,787
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	4,000	4,251
CF Industries Inc.	6.875%	5/1/18	8,556	10,502
CF Industries Inc.	7.125%	5/1/20	11,480	14,493
Cliffs Natural Resources Inc.	4.800%	10/1/20	3,000	2,965
Dow Chemical Co.	4.250%	11/15/20	7,205	7,985
Dow Chemical Co.	4.125%	11/15/21	5,250	5,724
Eastman Chemical Co.	4.500%	1/15/21	8,139	9,191
Eastman Chemical Co.	3.600%	8/15/22	14,500	15,272
Ecolab Inc.	3.000%	12/8/16	5,740	6,166
Ecolab Inc.	4.350%	12/8/21	6,040	6,871
EI du Pont de Nemours & Co.	6.000%	7/15/18	11,665	14,607
EI du Pont de Nemours & Co.	4.625%	1/15/20	19,618	22,983
EI du Pont de Nemours & Co.	3.625%	1/15/21	26,350	29,260
EI du Pont de Nemours & Co.	4.250%	4/1/21	4,000	4,627
FMC Corp.	3.950%	2/1/22	5,000	5,332
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	13,000	13,261
International Paper Co.	7.950%	6/15/18	12,939	16,822
International Paper Co.	9.375%	5/15/19	7,000	9,604
International Paper Co.	4.750%	2/15/22	4,000	4,553
Lubrizol Corp.	8.875%	2/1/19	4,000	5,640
LyondellBasell Industries NV	5.000%	4/15/19	8,000	8,670
Monsanto Co.	2.200%	7/15/22	4,000	4,015
Mosaic Co.	3.750%	11/15/21	2,000	2,168
Newmont Mining Corp.	5.125%	10/1/19	4,000	4,594
Newmont Mining Corp.	3.500%	3/15/22	9,000	9,262
Nucor Corp.	5.850%	6/1/18	1,250	1,531
Nucor Corp.	4.125%	9/15/22	10,000	11,274
6 POSCO	4.250%	10/28/20	5,000	5,345
Praxair Inc.	4.625%	3/30/15	50	55
Praxair Inc.	4.500%	8/15/19	3,000	3,500
Praxair Inc.	3.000%	9/1/21	19,150	20,423
Praxair Inc.	2.450%	2/15/22	20,910	21,279
Praxair Inc.	2.200%	8/15/22	8,000	7,980

Rio Tinto Finance USA Ltd.	6.500%	7/15/18	8,471	10,612
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	13,000	17,800
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	35,000	37,135
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	18,000	20,020
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	10,500	11,281
Rio Tinto Finance USA plc	2.000%	3/22/17	6,250	6,406
Rio Tinto Finance USA plc	1.625%	8/21/17	3,860	3,883
Rio Tinto Finance USA plc	3.500%	3/22/22	25,000	26,545
Rio Tinto Finance USA plc	2.875%	8/21/22	15,000	15,149
Rohm & Haas Co.	6.000%	9/15/17	6,000	7,199
RPM International Inc.	3.450%	11/15/22	8,100	8,074
Teck Resources Ltd.	2.500%	2/1/18	6,500	6,606
Teck Resources Ltd.	3.000%	3/1/19	2,000	2,044
Teck Resources Ltd.	10.750%	5/15/19	6,013	7,246
Teck Resources Ltd.	4.500%	1/15/21	2,000	2,147
Vale Overseas Ltd.	5.625%	9/15/19	18,000	20,470
Vale Overseas Ltd.	4.625%	9/15/20	5,000	5,363
Vale Overseas Ltd.	4.375%	1/11/22	10,500	11,124
6 Xstrata Finance Canada Ltd.	4.950%	11/15/21	5,000	5,358
6 Xstrata Finance Canada Ltd.	4.000%	10/25/22	7,500	7,501

Capital Goods (4.6%)
3M Co.	2.000%	6/26/22	5,000	5,014
ABB Finance USA Inc.	2.875%	5/8/22	20,000	20,721
6 ABB Treasury Center USA Inc.	4.000%	6/15/21	7,000	7,810
Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	11,556
Boeing Capital Corp.	2.900%	8/15/18	6,907	7,528
Boeing Co.	3.750%	11/20/16	3,300	3,678
Boeing Co.	6.000%	3/15/19	1,000	1,256
Boeing Co.	4.875%	2/15/20	14,445	17,585
Caterpillar Financial Services Corp.	4.750%	2/17/15	5,000	5,448
Caterpillar Financial Services Corp.	5.500%	3/15/16	2,000	2,292
Caterpillar Financial Services Corp.	2.050%	8/1/16	8,500	8,856
Caterpillar Financial Services Corp.	5.850%	9/1/17	2,000	2,414
Caterpillar Financial Services Corp.	5.450%	4/15/18	14,406	17,396
Caterpillar Financial Services Corp.	7.150%	2/15/19	14,000	18,526
Caterpillar Inc.	7.900%	12/15/18	10,215	13,948
Caterpillar Inc.	3.900%	5/27/21	12,000	13,636
Caterpillar Inc.	2.600%	6/26/22	10,000	10,286
Cooper US Inc.	5.450%	4/1/15	6,000	6,590
Cooper US Inc.	6.100%	7/1/17	3,500	4,194
Crane Co.	5.500%	9/15/13	5,000	5,145
CRH America Inc.	6.000%	9/30/16	18,126	20,285
Danaher Corp.	2.300%	6/23/16	9,350	9,803
Danaher Corp.	3.900%	6/23/21	15,000	16,997
Deere & Co.	4.375%	10/16/19	11,850	13,903
Deere & Co.	2.600%	6/8/22	20,000	20,535
Dover Corp.	4.300%	3/1/21	17,000	19,844
Embraer Overseas Ltd.	6.375%	1/24/17	4,000	4,534
Embraer Overseas Ltd.	6.375%	1/15/20	2,275	2,623
Embraer SA	5.150%	6/15/22	3,000	3,262
Emerson Electric Co.	5.375%	10/15/17	10,000	11,872
Emerson Electric Co.	5.250%	10/15/18	5,000	6,091
Emerson Electric Co.	4.875%	10/15/19	4,000	4,815
Flowserve Corp.	3.500%	9/15/22	5,000	5,080
General Dynamics Corp.	3.875%	7/15/21	18,400	20,783
General Electric Co.	5.250%	12/6/17	70,800	84,024

General Electric Co.	2.700%	10/9/22	17,000	17,091
Goodrich Corp.	3.600%	2/1/21	23,587	25,991
Harsco Corp.	5.750%	5/15/18	7,600	8,409
Honeywell International Inc.	5.300%	3/1/18	9,772	11,849
Honeywell International Inc.	4.250%	3/1/21	10,000	11,836
Illinois Tool Works Inc.	6.250%	4/1/19	9,950	12,482
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	4,194	4,699
John Deere Capital Corp.	1.850%	9/15/16	2,545	2,635
John Deere Capital Corp.	2.000%	1/13/17	9,500	9,905
John Deere Capital Corp.	1.200%	10/10/17	1,250	1,261
John Deere Capital Corp.	5.350%	4/3/18	14,000	16,824
John Deere Capital Corp.	5.750%	9/10/18	13,000	16,115
John Deere Capital Corp.	2.250%	4/17/19	8,400	8,772
John Deere Capital Corp.	1.700%	1/15/20	7,000	7,030
John Deere Capital Corp.	3.900%	7/12/21	7,180	8,105
John Deere Capital Corp.	3.150%	10/15/21	8,050	8,683
John Deere Capital Corp.	2.800%	1/27/23	4,000	4,167
L-3 Communications Corp.	3.950%	11/15/16	4,480	4,869
L-3 Communications Corp.	5.200%	10/15/19	20,000	22,809
L-3 Communications Corp.	4.750%	7/15/20	4,000	4,449
Lockheed Martin Corp.	7.650%	5/1/16	5,000	6,059
Lockheed Martin Corp.	4.250%	11/15/19	22,810	25,922
Lockheed Martin Corp.	3.350%	9/15/21	15,000	15,949
Mohawk Industries Inc.	6.375%	1/15/16	300	339
Owens Corning	6.500%	12/1/16	10,360	12,192
Owens Corning	9.000%	6/15/19	7,000	8,925
Parker Hannifin Corp.	5.500%	5/15/18	6,400	7,712
Raytheon Co.	6.400%	12/15/18	5,725	7,246
Raytheon Co.	3.125%	10/15/20	12,000	13,035
Republic Services Inc.	3.800%	5/15/18	5,826	6,466
Republic Services Inc.	5.500%	9/15/19	7,400	8,782
Republic Services Inc.	5.000%	3/1/20	4,400	5,100
Republic Services Inc.	5.250%	11/15/21	4,000	4,767
Republic Services Inc.	3.550%	6/1/22	3,000	3,175
Rockwell Automation Inc.	5.650%	12/1/17	5,000	5,953
Rockwell Collins Inc.	3.100%	11/15/21	4,000	4,227
Roper Industries Inc.	6.250%	9/1/19	2,700	3,256
6 Schneider Electric SA	2.950%	9/27/22	15,000	15,261
6 Smiths Group plc	3.625%	10/12/22	5,000	5,053
United Technologies Corp.	5.375%	12/15/17	16,805	20,311
United Technologies Corp.	6.125%	2/1/19	5,500	6,898
United Technologies Corp.	4.500%	4/15/20	18,500	21,855
United Technologies Corp.	3.100%	6/1/22	49,750	53,382
Waste Management Inc.	7.375%	3/11/19	4,250	5,460

Communication (5.9%)
America Movil SAB de CV	5.500%	3/1/14	4,000	4,249
America Movil SAB de CV	2.375%	9/8/16	12,850	13,350
America Movil SAB de CV	5.625%	11/15/17	14,424	17,385
America Movil SAB de CV	5.000%	10/16/19	12,000	14,116
America Movil SAB de CV	5.000%	3/30/20	24,500	28,444
America Movil SAB de CV	3.125%	7/16/22	32,300	33,210
American Tower Corp.	4.625%	4/1/15	3,000	3,226
American Tower Corp.	4.500%	1/15/18	10,000	11,056
AT&T Inc.	2.400%	8/15/16	5,520	5,827
AT&T Inc.	1.700%	6/1/17	5,000	5,158
AT&T Inc.	5.500%	2/1/18	30,925	37,483

AT&T Inc.	5.600%	5/15/18	13,089	16,066
AT&T Inc.	5.800%	2/15/19	12,874	16,093
AT&T Inc.	4.450%	5/15/21	20,000	23,656
AT&T Inc.	3.875%	8/15/21	33,460	38,060
AT&T Inc.	3.000%	2/15/22	39,000	41,510
6 British Sky Broadcasting Group plc	9.500%	11/15/18	9,640	13,421
British Telecommunications plc	5.950%	1/15/18	4,465	5,368
CBS Corp.	4.625%	5/15/18	2,750	3,118
CBS Corp.	8.875%	5/15/19	3,458	4,759
CBS Corp.	4.300%	2/15/21	3,000	3,347
CBS Corp.	3.375%	3/1/22	3,000	3,141
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	8,800	9,315
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	26,000	36,216
CenturyLink Inc.	6.000%	4/1/17	7,000	7,721
CenturyLink Inc.	6.450%	6/15/21	8,000	8,763
CenturyLink Inc.	5.800%	3/15/22	3,000	3,155
Comcast Cable Communications LLC	8.875%	5/1/17	3,400	4,457
Comcast Corp.	5.850%	11/15/15	3,450	3,963
Comcast Corp.	6.300%	11/15/17	26,480	32,817
Comcast Corp.	5.700%	5/15/18	7,767	9,459
Comcast Corp.	5.150%	3/1/20	5,700	6,905
6 Deutsche Telekom International Finance BV	3.125%	4/11/16	7,460	7,887
6 Deutsche Telekom International Finance BV	2.250%	3/6/17	7,395	7,572
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	8,600	9,079
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	18,000	21,606
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	4,500	5,172
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	4,375	4,831
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	6,035	6,847
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	16,800	17,529
Discovery Communications LLC	4.375%	6/15/21	5,000	5,686
France Telecom SA	2.125%	9/16/15	5,000	5,172
France Telecom SA	5.375%	7/8/19	15,700	18,824
France Telecom SA	4.125%	9/14/21	20,442	22,812
Moody's Corp.	4.500%	9/1/22	10,000	10,740
NBCUniversal Media LLC	5.150%	4/30/20	11,950	14,336
NBCUniversal Media LLC	4.375%	4/1/21	14,000	15,970
News America Inc.	6.900%	3/1/19	7,000	8,829
News America Inc.	4.500%	2/15/21	6,000	6,879
6 News America Inc.	3.000%	9/15/22	5,000	5,130
Omnicom Group Inc.	5.900%	4/15/16	7,383	8,513
Omnicom Group Inc.	4.450%	8/15/20	14,000	15,942
6 Pearson Funding Four plc	3.750%	5/8/22	5,000	5,246
Qwest Corp.	6.750%	12/1/21	10,760	12,724
Reed Elsevier Capital Inc.	8.625%	1/15/19	4,000	5,357
Telecom Italia Capital SA	5.250%	10/1/15	14,000	14,897
Telecom Italia Capital SA	6.999%	6/4/18	9,860	11,310
Telecom Italia Capital SA	7.175%	6/18/19	6,000	6,910
Telefonica Emisiones SAU	6.221%	7/3/17	5,662	6,137
Telefonica Emisiones SAU	5.877%	7/15/19	9,000	9,471

	Telefonica Emisiones SAU	5.134%	4/27/20	6,000	6,069
	Telefonica Emisiones SAU	5.462%	2/16/21	5,000	5,087
6	Telstra Corp. Ltd.	4.800%	10/12/21	5,000	5,787
	Thomson Reuters Corp.	6.500%	7/15/18	10,685	13,418
	Thomson Reuters Corp.	4.700%	10/15/19	13,835	15,909
	Time Warner Cable Inc.	5.850%	5/1/17	7,000	8,368
	Time Warner Cable Inc.	6.750%	7/1/18	18,000	22,760
	Time Warner Cable Inc.	8.250%	4/1/19	12,000	16,206
	Time Warner Cable Inc.	5.000%	2/1/20	8,363	9,843
	Time Warner Cable Inc.	4.125%	2/15/21	3,000	3,346
	Time Warner Cable Inc.	4.000%	9/1/21	4,000	4,430
	Verizon Communications Inc.	2.000%	11/1/16	7,300	7,614
	Verizon Communications Inc.	5.500%	4/1/17	3,000	3,575
	Verizon Communications Inc.	5.500%	2/15/18	11,025	13,462
	Verizon Communications Inc.	6.100%	4/15/18	25,640	32,120
	Verizon Communications Inc.	8.750%	11/1/18	24,114	33,740
	Verizon Communications Inc.	6.350%	4/1/19	28,606	36,770
	Verizon Communications Inc.	4.600%	4/1/21	23,000	27,393
	Verizon Communications Inc.	3.500%	11/1/21	35,000	38,789
	Vodafone Group plc	5.750%	3/15/16	7,190	8,301
	Vodafone Group plc	5.625%	2/27/17	29,725	35,291
	Vodafone Group plc	1.250%	9/26/17	3,900	3,917
	Vodafone Group plc	2.500%	9/26/22	25,000	25,378
	WPP Finance 2010	4.750%	11/21/21	5,000	5,523
	WPP Finance 2010	3.625%	9/7/22	12,000	12,276
	WPP Finance UK	8.000%	9/15/14	6,000	6,702

	Consumer Cyclical (4.5%)
6	American Honda Finance Corp.	2.125%	2/28/17	6,498	6,684
6	American Honda Finance Corp.	3.875%	9/21/20	3,640	3,969
6	American Honda Finance Corp.	3.800%	9/20/21	5,000	5,453
	AutoZone Inc.	3.700%	4/15/22	3,000	3,208
	CVS Caremark Corp.	5.750%	6/1/17	6,306	7,601
	CVS Caremark Corp.	6.600%	3/15/19	8,000	10,305
	CVS Caremark Corp.	4.750%	5/18/20	5,000	5,870
[5,6] CVS Pass-Through Trust		6.117%	1/10/13	4,438	4,478
6	Daimler Finance North America LLC	3.875%	9/15/21	1,900	2,052
	Darden Restaurants Inc.	6.200%	10/15/17	2,225	2,662
	Darden Restaurants Inc.	3.350%	11/1/22	11,000	11,001
	eBay Inc.	1.625%	10/15/15	2,000	2,060
	eBay Inc.	1.350%	7/15/17	1,175	1,191
	eBay Inc.	3.250%	10/15/20	6,500	7,085
	eBay Inc.	2.600%	7/15/22	28,500	28,970
	Expedia Inc.	5.950%	8/15/20	15,450	17,067
6	Experian Finance plc	2.375%	6/15/17	10,525	10,787
	Ford Motor Credit Co. LLC	2.500%	1/15/16	5,000	5,081
	Ford Motor Credit Co. LLC	4.207%	4/15/16	13,830	14,694
	Ford Motor Credit Co. LLC	3.984%	6/15/16	8,700	9,189
	Ford Motor Credit Co. LLC	4.250%	2/3/17	6,000	6,398
	Ford Motor Credit Co. LLC	3.000%	6/12/17	10,250	10,476
	Ford Motor Credit Co. LLC	6.625%	8/15/17	13,056	15,319
	Ford Motor Credit Co. LLC	5.000%	5/15/18	17,348	18,956
	Ford Motor Credit Co. LLC	8.125%	1/15/20	5,500	7,001
	Ford Motor Credit Co. LLC	5.750%	2/1/21	13,000	14,780
	Ford Motor Credit Co. LLC	5.875%	8/2/21	14,000	16,167
6	Harley-Davidson Funding Corp.	6.800%	6/15/18	11,725	14,446
	Home Depot Inc.	5.400%	3/1/16	9,000	10,393

Home Depot Inc.	3.950%	9/15/20	7,700	8,770
Home Depot Inc.	4.400%	4/1/21	15,905	18,713
6 Hyundai Capital America	3.750%	4/6/16	1,740	1,842
6 Hyundai Capital Services Inc.	6.000%	5/5/15	3,000	3,312
6 Hyundai Capital Services Inc.	4.375%	7/27/16	2,160	2,339
6 Kia Motors Corp.	3.625%	6/14/16	3,200	3,370
Kohl's Corp.	4.000%	11/1/21	3,000	3,280
Kohl's Corp.	3.250%	2/1/23	2,125	2,124
Lowe's Cos. Inc.	4.625%	4/15/20	9,750	11,294
Lowe's Cos. Inc.	3.750%	4/15/21	2,195	2,407
Lowe's Cos. Inc.	3.800%	11/15/21	11,650	12,820
Lowe's Cos. Inc.	3.120%	4/15/22	21,000	22,111
Macy's Retail Holdings Inc.	5.900%	12/1/16	20,745	24,437
Macy's Retail Holdings Inc.	7.450%	7/15/17	2,414	2,987
Macy's Retail Holdings Inc.	3.875%	1/15/22	6,000	6,582
Marriott International Inc.	6.375%	6/15/17	3,040	3,595
Marriott International Inc.	3.000%	3/1/19	2,500	2,558
Marriott International Inc.	3.250%	9/15/22	3,500	3,530
McDonald's Corp.	3.500%	7/15/20	7,000	7,885
McDonald's Corp.	3.625%	5/20/21	12,500	14,100
McDonald's Corp.	2.625%	1/15/22	12,000	12,670
6 Nissan Motor Acceptance Corp.	4.500%	1/30/15	9,300	9,936
6 Nissan Motor Acceptance Corp.	1.950%	9/12/17	6,130	6,184
Nordstrom Inc.	6.250%	1/15/18	7,866	9,525
Nordstrom Inc.	4.750%	5/1/20	15,000	17,439
Nordstrom Inc.	4.000%	10/15/21	7,750	8,711
NVR Inc.	3.950%	9/15/22	10,000	10,315
O'Reilly Automotive Inc.	3.800%	9/1/22	4,000	4,261
PACCAR Financial Corp.	1.600%	3/15/17	2,500	2,543
Target Corp.	6.000%	1/15/18	8,200	10,158
Target Corp.	3.875%	7/15/20	12,500	14,358
Target Corp.	2.900%	1/15/22	16,000	17,193
Time Warner Inc.	4.875%	3/15/20	5,000	5,890
Time Warner Inc.	4.750%	3/29/21	6,500	7,587
Time Warner Inc.	4.000%	1/15/22	5,000	5,574
TJX Cos. Inc.	6.950%	4/15/19	15,663	20,058
Toyota Motor Credit Corp.	2.800%	1/11/16	2,750	2,901
Toyota Motor Credit Corp.	2.000%	9/15/16	4,750	4,917
Toyota Motor Credit Corp.	2.050%	1/12/17	3,000	3,100
Toyota Motor Credit Corp.	1.250%	10/5/17	5,000	4,986
Toyota Motor Credit Corp.	4.500%	6/17/20	21,500	24,855
Toyota Motor Credit Corp.	3.400%	9/15/21	19,450	21,241
Toyota Motor Credit Corp.	3.300%	1/12/22	21,000	22,733
VF Corp.	3.500%	9/1/21	9,255	9,909
Viacom Inc.	3.875%	12/15/21	10,000	10,928
6 Volkswagen International Finance NV	2.875%	4/1/16	3,000	3,156
6 Volkswagen International Finance NV	4.000%	8/12/20	7,500	8,291
Wal-Mart Stores Inc.	3.625%	7/8/20	32,050	35,985
Wal-Mart Stores Inc.	3.250%	10/25/20	36,460	40,233
Wal-Mart Stores Inc.	4.250%	4/15/21	20,250	23,950
Walgreen Co.	1.800%	9/15/17	5,556	5,645
Walgreen Co.	3.100%	9/15/22	10,000	10,189
Walt Disney Co.	5.625%	9/15/16	5,000	5,916
Walt Disney Co.	6.000%	7/17/17	3,000	3,682
Walt Disney Co.	2.750%	8/16/21	11,500	12,155
6 Wesfarmers Ltd.	2.983%	5/18/16	2,640	2,757
Western Union Co.	6.500%	2/26/14	7,400	7,942

Western Union Co.	5.930%	10/1/16	11,825	14,013
Wyndham Worldwide Corp.	5.625%	3/1/21	2,500	2,789
Wyndham Worldwide Corp.	4.250%	3/1/22	7,000	7,291

Consumer Noncyclical (11.5%)
Abbott Laboratories	5.875%	5/15/16	5,000	5,870
Abbott Laboratories	5.600%	11/30/17	16,000	19,603
Abbott Laboratories	5.125%	4/1/19	17,000	20,556
Abbott Laboratories	4.125%	5/27/20	25,400	29,855
Allergan Inc.	5.750%	4/1/16	12,000	13,987
Allergan Inc.	3.375%	9/15/20	9,000	9,761
Altria Group Inc.	9.700%	11/10/18	13,654	19,460
Altria Group Inc.	9.250%	8/6/19	8,014	11,271
Altria Group Inc.	4.750%	5/5/21	10,000	11,566
Altria Group Inc.	2.850%	8/9/22	5,000	5,001
AmerisourceBergen Corp.	5.875%	9/15/15	3,000	3,422
AmerisourceBergen Corp.	4.875%	11/15/19	6,270	7,304
AmerisourceBergen Corp.	3.500%	11/15/21	10,000	10,958
Amgen Inc.	2.125%	5/15/17	7,300	7,587
Amgen Inc.	5.850%	6/1/17	3,460	4,138
Amgen Inc.	6.150%	6/1/18	5,000	6,116
Amgen Inc.	5.700%	2/1/19	8,080	9,747
Amgen Inc.	3.450%	10/1/20	8,750	9,351
Amgen Inc.	4.100%	6/15/21	6,760	7,544
Amgen Inc.	3.875%	11/15/21	13,141	14,450
Amgen Inc.	3.625%	5/15/22	8,930	9,583
6 Anadolu Efes Biracilik Ve Malt Sanayii AS	3.375%	11/1/22	14,460	14,014
Anheuser-Busch Cos. LLC	5.600%	3/1/17	5,375	6,381
Anheuser-Busch Cos. LLC	5.500%	1/15/18	8,880	10,693
Anheuser-Busch Cos. LLC	5.000%	3/1/19	3,145	3,671
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	6,100	6,693
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	7,250	7,351
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	28,570	38,715
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	18,514	24,621
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	42,085	52,201
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	17,000	20,830
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	5,000	5,886
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	31,350	31,843
Archer-Daniels-Midland Co.	5.450%	3/15/18	6,388	7,753
Archer-Daniels-Midland Co.	4.479%	3/1/21	13,750	15,953
AstraZeneca plc	5.900%	9/15/17	5,960	7,308
AstraZeneca plc	1.950%	9/18/19	12,750	13,050
6 BAT International Finance plc	9.500%	11/15/18	4,000	5,582
Baxter International Inc.	5.900%	9/1/16	3,500	4,169
Baxter International Inc.	5.375%	6/1/18	2,000	2,436
Baxter International Inc.	4.500%	8/15/19	2,000	2,316
Baxter International Inc.	4.250%	3/15/20	3,000	3,445
Becton Dickinson & Co.	5.000%	5/15/19	4,700	5,559
Becton Dickinson & Co.	3.250%	11/12/20	14,704	15,926
Becton Dickinson & Co.	3.125%	11/8/21	15,025	16,247
Biogen Idec Inc.	6.875%	3/1/18	5,000	6,265
Boston Scientific Corp.	4.500%	1/15/15	9,300	9,975
Boston Scientific Corp.	6.000%	1/15/20	11,500	13,694
Bottling Group LLC	6.950%	3/15/14	3,813	4,149
Bottling Group LLC	5.125%	1/15/19	10,275	12,270
Bristol-Myers Squibb Co.	0.875%	8/1/17	8,000	7,984
Bristol-Myers Squibb Co.	2.000%	8/1/22	15,550	15,214

Bunge Ltd. Finance Corp.	8.500%	6/15/19	6,500	8,360
Campbell Soup Co.	3.050%	7/15/17	6,250	6,803
Campbell Soup Co.	4.500%	2/15/19	3,000	3,450
Campbell Soup Co.	4.250%	4/15/21	4,339	4,979
Campbell Soup Co.	2.500%	8/2/22	3,750	3,776
Cardinal Health Inc.	4.625%	12/15/20	6,352	7,313
Cardinal Health Inc.	3.200%	6/15/22	5,000	5,168
Celgene Corp.	1.900%	8/15/17	2,160	2,188
Celgene Corp.	3.950%	10/15/20	5,762	6,232
Celgene Corp.	3.250%	8/15/22	5,000	5,170
Clorox Co.	3.800%	11/15/21	5,000	5,426
Clorox Co.	3.050%	9/15/22	3,000	3,088
6 Coca-Cola Amatil Ltd.	3.250%	11/2/14	1,090	1,136
Coca-Cola Co.	1.650%	3/14/18	10,000	10,323
Coca-Cola Co.	4.875%	3/15/19	9,200	11,091
Coca-Cola Co.	3.150%	11/15/20	26,950	29,790
Coca-Cola Co.	3.300%	9/1/21	27,100	29,987
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,750
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	17,597	19,168
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	4,500	4,869
Colgate-Palmolive Co.	3.150%	8/5/15	2,000	2,135
Covidien International Finance SA	6.000%	10/15/17	14,306	17,547
Covidien International Finance SA	4.200%	6/15/20	5,000	5,679
Covidien International Finance SA	3.200%	6/15/22	13,500	14,605
CR Bard Inc.	4.400%	1/15/21	13,000	14,925
6 Danone SA	3.000%	6/15/22	5,000	5,123
Delhaize Group SA	6.500%	6/15/17	5,880	6,689
Delhaize Group SA	4.125%	4/10/19	5,000	5,070
DENTSPLY International Inc.	4.125%	8/15/21	1,900	1,998
Diageo Capital plc	1.500%	5/11/17	3,400	3,473
Diageo Capital plc	4.828%	7/15/20	3,500	4,189
Diageo Investment Corp.	2.875%	5/11/22	26,000	27,527
Dignity Health California GO	2.950%	11/1/22	3,000	3,026
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	5,000	5,160
Eli Lilly & Co.	4.200%	3/6/14	11,850	12,435
Energizer Holdings Inc.	4.700%	5/24/22	5,000	5,342
Estee Lauder Cos. Inc.	2.350%	8/15/22	5,000	5,023
Express Scripts Holding Co.	3.125%	5/15/16	7,650	8,187
6 Express Scripts Holding Co.	3.500%	11/15/16	4,880	5,268
6 Express Scripts Holding Co.	2.650%	2/15/17	10,500	10,976
Express Scripts Holding Co.	7.250%	6/15/19	3,000	3,893
6 Express Scripts Holding Co.	4.750%	11/15/21	7,950	9,284
6 Express Scripts Holding Co.	3.900%	2/15/22	8,000	8,736
Flowers Foods Inc.	4.375%	4/1/22	10,000	10,333
6 Foster's Finance Corp.	4.875%	10/1/14	4,000	4,301
General Mills Inc.	5.650%	2/15/19	3,000	3,685
General Mills Inc.	3.150%	12/15/21	8,000	8,476
Genzyme Corp.	5.000%	6/15/20	15,349	18,230
Gilead Sciences Inc.	3.050%	12/1/16	6,610	7,097
Gilead Sciences Inc.	4.400%	12/1/21	14,050	16,170
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	24,400	30,001
GlaxoSmithKline Capital plc	1.500%	5/8/17	9,410	9,617
GlaxoSmithKline Capital plc	2.850%	5/8/22	34,000	35,595
Hasbro Inc.	6.300%	9/15/17	5,000	5,850
Hershey Co.	4.850%	8/15/15	5,000	5,555
Hershey Co.	4.125%	12/1/20	4,125	4,710
Hormel Foods Corp.	4.125%	4/15/21	3,350	3,776

Hospira Inc.	6.050%	3/30/17	2,777	3,260
Johnson & Johnson	2.950%	9/1/20	5,850	6,375
Kaiser Foundation Hospitals	3.500%	4/1/22	5,765	6,098
Kellogg Co.	1.750%	5/17/17	1,500	1,534
Kellogg Co.	4.150%	11/15/19	12,000	13,677
Kellogg Co.	3.125%	5/17/22	3,500	3,691
Kimberly-Clark Corp.	6.125%	8/1/17	8,449	10,519
Kimberly-Clark Corp.	7.500%	11/1/18	10,000	13,459
Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,703
Koninklijke Philips Electronics NV	3.750%	3/15/22	32,849	36,291
6 Kraft Foods Group Inc.	2.250%	6/5/17	3,980	4,137
6 Kraft Foods Group Inc.	3.500%	6/6/22	12,600	13,670
Kroger Co.	2.200%	1/15/17	2,920	2,996
Kroger Co.	6.800%	12/15/18	6,100	7,653
Kroger Co.	3.400%	4/15/22	3,000	3,185
Laboratory Corp. of America Holdings	3.750%	8/23/22	5,000	5,313
Lorillard Tobacco Co.	3.500%	8/4/16	3,100	3,289
Lorillard Tobacco Co.	2.300%	8/21/17	4,000	4,053
Lorillard Tobacco Co.	8.125%	6/23/19	6,000	7,713
Lorillard Tobacco Co.	6.875%	5/1/20	3,815	4,683
McCormick & Co. Inc.	3.900%	7/15/21	5,000	5,545
McKesson Corp.	5.700%	3/1/17	4,400	5,236
McKesson Corp.	7.500%	2/15/19	6,100	7,928
McKesson Corp.	4.750%	3/1/21	13,420	15,788
Medco Health Solutions Inc.	7.125%	3/15/18	15,185	19,309
Medtronic Inc.	4.450%	3/15/20	10,000	11,656
Medtronic Inc.	4.125%	3/15/21	8,558	9,741
Medtronic Inc.	3.125%	3/15/22	15,000	16,144
Merck & Co. Inc.	4.750%	3/1/15	6,000	6,585
Merck & Co. Inc.	4.000%	6/30/15	2,100	2,295
Merck & Co. Inc.	6.000%	9/15/17	10,000	12,335
Merck & Co. Inc.	1.100%	1/31/18	7,000	7,022
Merck & Co. Inc.	5.000%	6/30/19	10,000	12,104
Merck & Co. Inc.	3.875%	1/15/21	21,450	24,549
Merck & Co. Inc.	2.400%	9/15/22	16,000	16,242
Mondelez International Inc.	4.125%	2/9/16	3,000	3,309
Mondelez International Inc.	6.125%	8/23/18	4,231	5,272
Mondelez International Inc.	5.375%	2/10/20	35,000	42,954
Nabisco Inc.	7.550%	6/15/15	15,000	17,550
Newell Rubbermaid Inc.	4.700%	8/15/20	5,000	5,575
Novartis Capital Corp.	4.400%	4/24/20	15,000	17,659
Novartis Capital Corp.	2.400%	9/21/22	28,880	29,292
Novartis Securities Investment Ltd.	5.125%	2/10/19	34,894	42,040
PepsiAmericas Inc.	4.375%	2/15/14	12,500	13,118
PepsiCo Inc.	1.250%	8/13/17	4,465	4,523
PepsiCo Inc.	5.000%	6/1/18	16,500	19,742
PepsiCo Inc.	7.900%	11/1/18	14,000	19,105
PepsiCo Inc.	4.500%	1/15/20	16,500	19,569
PepsiCo Inc.	3.125%	11/1/20	22,000	23,958
PepsiCo Inc.	3.000%	8/25/21	9,000	9,620
PepsiCo Inc.	2.750%	3/5/22	20,500	21,379
PerkinElmer Inc.	5.000%	11/15/21	8,000	8,858
6 Pernod-Ricard SA	5.750%	4/7/21	2,250	2,708
6 Pernod-Ricard SA	4.250%	7/15/22	5,000	5,523
Pfizer Inc.	5.350%	3/15/15	8,000	8,903
Pfizer Inc.	4.650%	3/1/18	6,000	7,020
Pfizer Inc.	6.200%	3/15/19	36,000	46,107

Philip Morris International Inc.	6.875%	3/17/14	2,750	2,991
Philip Morris International Inc.	2.500%	5/16/16	7,250	7,676
Philip Morris International Inc.	5.650%	5/16/18	36,555	44,994
Philip Morris International Inc.	4.500%	3/26/20	11,750	13,911
Philip Morris International Inc.	4.125%	5/17/21	4,000	4,580
Philip Morris International Inc.	2.900%	11/15/21	10,500	11,065
Philip Morris International Inc.	2.500%	8/22/22	13,000	13,218
Procter & Gamble Co.	3.500%	2/15/15	4,400	4,699
Procter & Gamble Co.	4.700%	2/15/19	11,000	13,088
Procter & Gamble Co.	2.300%	2/6/22	7,000	7,190
Quest Diagnostics Inc.	4.750%	1/30/20	2,000	2,233
Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,499
Reynolds American Inc.	7.625%	6/1/16	16,655	20,152
Reynolds American Inc.	6.750%	6/15/17	5,000	6,076
6 Roche Holdings Inc.	6.000%	3/1/19	13,500	17,013
Safeway Inc.	6.350%	8/15/17	3,000	3,447
Safeway Inc.	4.750%	12/1/21	7,000	7,182
Sanofi	2.625%	3/29/16	14,860	15,768
Sanofi	4.000%	3/29/21	20,500	23,693
St. Jude Medical Inc.	2.500%	1/15/16	5,000	5,218
St. Jude Medical Inc.	4.875%	7/15/19	10,000	11,457
Stryker Corp.	4.375%	1/15/20	10,000	11,448
Sysco Corp.	5.250%	2/12/18	12,000	14,359
Sysco Corp.	2.600%	6/12/22	4,000	4,156
6 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	19,510	19,787
6 Tesco plc	5.500%	11/15/17	7,000	8,199
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	3,100	3,277
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	17,950	19,549
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	3,000	3,176
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	18,535	20,249
Thermo Fisher Scientific Inc.	5.000%	6/1/15	3,100	3,411
Thermo Fisher Scientific Inc.	2.250%	8/15/16	2,840	2,961
Thermo Fisher Scientific Inc.	4.700%	5/1/20	4,400	5,084
Thermo Fisher Scientific Inc.	4.500%	3/1/21	4,100	4,680
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,625	8,252
Tyson Foods Inc.	4.500%	6/15/22	6,000	6,360
Watson Pharmaceuticals Inc.	3.250%	10/1/22	10,000	10,215
Whirlpool Corp.	8.600%	5/1/14	5,000	5,525
Wyeth LLC	5.500%	2/15/16	5,000	5,761
Wyeth LLC	5.450%	4/1/17	1,580	1,879

Energy (4.9%)
Anadarko Petroleum Corp.	5.950%	9/15/16	6,500	7,579
Anadarko Petroleum Corp.	6.375%	9/15/17	15,000	18,243
Anadarko Petroleum Corp.	6.950%	6/15/19	6,527	8,310
Apache Corp.	5.625%	1/15/17	4,000	4,767
Apache Corp.	6.900%	9/15/18	3,000	3,840
Apache Corp.	3.625%	2/1/21	6,000	6,695
Apache Corp.	3.250%	4/15/22	19,700	21,406
Baker Hughes Inc.	7.500%	11/15/18	4,845	6,495
Baker Hughes Inc.	3.200%	8/15/21	20,720	22,541
BP Capital Markets plc	3.875%	3/10/15	10,000	10,747
BP Capital Markets plc	3.200%	3/11/16	4,500	4,850
BP Capital Markets plc	4.750%	3/10/19	17,850	20,997
BP Capital Markets plc	4.500%	10/1/20	32,000	37,547
BP Capital Markets plc	4.742%	3/11/21	13,748	16,264

	BP Capital Markets plc	3.561%	11/1/21	31,470	34,520
	BP Capital Markets plc	3.245%	5/6/22	29,000	31,025
	Canadian Natural Resources Ltd.	5.700%	5/15/17	3,190	3,804
	Canadian Natural Resources Ltd.	3.450%	11/15/21	2,000	2,165
	ConocoPhillips	5.200%	5/15/18	5,815	6,949
	ConocoPhillips	5.750%	2/1/19	38,935	48,549
	ConocoPhillips	6.000%	1/15/20	5,000	6,388
	Devon Energy Corp.	6.300%	1/15/19	5,000	6,264
	Devon Energy Corp.	3.250%	5/15/22	5,000	5,274
	Diamond Offshore Drilling Inc.	5.875%	5/1/19	5,000	6,254
6	Eni SPA	4.150%	10/1/20	2,560	2,569
	Ensco plc	4.700%	3/15/21	10,000	11,489
	EOG Resources Inc.	2.500%	2/1/16	7,153	7,506
	EOG Resources Inc.	5.875%	9/15/17	3,000	3,626
	EOG Resources Inc.	5.625%	6/1/19	10,250	12,643
	EOG Resources Inc.	4.400%	6/1/20	12,000	13,979
	EOG Resources Inc.	4.100%	2/1/21	8,000	9,206
	EQT Corp.	8.125%	6/1/19	5,500	6,909
	FMC Technologies Inc.	3.450%	10/1/22	6,000	6,179
6	GS Caltex Corp.	5.500%	8/25/14	4,000	4,262
6	GS Caltex Corp.	5.500%	10/15/15	6,000	6,619
	Halliburton Co.	6.150%	9/15/19	12,631	16,070
	Halliburton Co.	3.250%	11/15/21	13,100	14,335
	Hess Corp.	8.125%	2/15/19	5,075	6,759
	Marathon Oil Corp.	6.000%	10/1/17	7,213	8,758
	Marathon Oil Corp.	2.800%	11/1/22	5,000	5,027
	Marathon Petroleum Corp.	5.125%	3/1/21	3,500	4,124
6	Motiva Enterprises LLC	5.750%	1/15/20	5,000	6,064
	Nabors Industries Inc.	6.150%	2/15/18	3,000	3,561
	Nabors Industries Inc.	9.250%	1/15/19	5,900	7,915
	Nabors Industries Inc.	5.000%	9/15/20	11,319	12,602
	Nexen Inc.	6.200%	7/30/19	2,000	2,436
	Noble Corp.	5.875%	6/1/13	3,000	3,086
	Noble Energy Inc.	8.250%	3/1/19	6,000	7,986
	Noble Energy Inc.	4.150%	12/15/21	5,000	5,519
	Noble Holding International Ltd.	4.900%	8/1/20	5,000	5,727
	Noble Holding International Ltd.	3.950%	3/15/22	4,000	4,343
	Occidental Petroleum Corp.	4.125%	6/1/16	3,000	3,352
	Occidental Petroleum Corp.	1.500%	2/15/18	7,500	7,661
	Occidental Petroleum Corp.	4.100%	2/1/21	23,525	27,283
	Occidental Petroleum Corp.	3.125%	2/15/22	15,080	16,379
[5,6] Odebrecht Drilling Norbe VIII/IX Ltd.		6.350%	6/30/21	6,790	7,792
	Petro-Canada	6.050%	5/15/18	4,000	4,896
6	Phillips 66	2.950%	5/1/17	4,000	4,258
6	Phillips 66	4.300%	4/1/22	14,000	15,703
	Pioneer Natural Resources Co.	3.950%	7/15/22	7,000	7,484
	Pride International Inc.	6.875%	8/15/20	9,178	11,777
6	Schlumberger Norge AS	4.200%	1/15/21	7,545	8,551
6	Schlumberger Oilfield UK plc	4.200%	1/15/21	4,000	4,565
	Shell International Finance BV	5.200%	3/22/17	2,680	3,173
	Shell International Finance BV	4.300%	9/22/19	16,000	18,806
	Shell International Finance BV	4.375%	3/25/20	24,035	28,375
	Shell International Finance BV	2.375%	8/21/22	24,009	24,488
	Southwestern Energy Co.	7.500%	2/1/18	5,000	6,169
6	Southwestern Energy Co.	4.100%	3/15/22	5,000	5,404
	Suncor Energy Inc.	6.100%	6/1/18	10,000	12,354
	Talisman Energy Inc.	7.750%	6/1/19	3,000	3,865

Talisman Energy Inc.	3.750%	2/1/21	3,300	3,555
Total Capital International SA	1.550%	6/28/17	2,450	2,504
Total Capital International SA	2.875%	2/17/22	28,500	29,989
Total Capital SA	3.000%	6/24/15	3,000	3,189
Total Capital SA	4.450%	6/24/20	33,889	39,878
Total Capital SA	4.125%	1/28/21	9,860	11,243
Transocean Inc.	5.050%	12/15/16	8,525	9,536
Transocean Inc.	2.500%	10/15/17	2,380	2,404
Transocean Inc.	6.000%	3/15/18	20,000	23,569
Transocean Inc.	6.500%	11/15/20	4,000	4,865
Transocean Inc.	6.375%	12/15/21	5,000	6,118
Transocean Inc.	3.800%	10/15/22	5,000	5,113
Valero Energy Corp.	9.375%	3/15/19	9,200	12,638
Valero Energy Corp.	6.125%	2/1/20	3,000	3,690
Weatherford International Inc.	6.350%	6/15/17	3,000	3,484
Weatherford International Ltd.	6.000%	3/15/18	10,000	11,502
Weatherford International Ltd.	9.625%	3/1/19	3,750	4,955
Weatherford International Ltd.	5.125%	9/15/20	5,000	5,533
Weatherford International Ltd.	4.500%	4/15/22	5,000	5,334
6 Woodside Finance Ltd.	4.600%	5/10/21	2,000	2,221

Technology (3.3%)
Agilent Technologies Inc.	6.500%	11/1/17	5,000	6,119
Agilent Technologies Inc.	5.000%	7/15/20	3,000	3,443
Agilent Technologies Inc.	3.200%	10/1/22	5,000	5,060
Altera Corp.	1.750%	5/15/17	3,205	3,295
Applied Materials Inc.	4.300%	6/15/21	15,000	16,983
6 Broadcom Corp.	2.500%	8/15/22	17,000	16,959
Cisco Systems Inc.	5.500%	2/22/16	5,311	6,129
Cisco Systems Inc.	4.950%	2/15/19	16,800	20,206
Cisco Systems Inc.	4.450%	1/15/20	25,000	29,400
Corning Inc.	6.625%	5/15/19	5,710	7,153
Dell Inc.	5.650%	4/15/18	9,480	10,986
Dell Inc.	5.875%	6/15/19	10,250	12,141
Dell Inc.	4.625%	4/1/21	5,000	5,487
Dun & Bradstreet Corp.	6.000%	4/1/13	9,700	9,928
Equifax Inc.	6.300%	7/1/17	5,000	5,888
Fiserv Inc.	6.800%	11/20/17	5,000	6,010
Fiserv Inc.	3.500%	10/1/22	10,000	10,169
Google Inc.	2.125%	5/19/16	1,300	1,362
Google Inc.	3.625%	5/19/21	7,850	8,822
Hewlett-Packard Co.	3.000%	9/15/16	7,000	7,074
Hewlett-Packard Co.	5.400%	3/1/17	2,500	2,737
Hewlett-Packard Co.	5.500%	3/1/18	7,000	7,746
Hewlett-Packard Co.	3.750%	12/1/20	25,000	24,407
Hewlett-Packard Co.	4.300%	6/1/21	21,000	20,854
Hewlett-Packard Co.	4.375%	9/15/21	15,000	14,790
Hewlett-Packard Co.	4.650%	12/9/21	40,000	40,152
Intel Corp.	3.300%	10/1/21	29,000	31,572
International Business Machines Corp.	1.950%	7/22/16	21,550	22,480
International Business Machines Corp.	1.250%	2/6/17	5,000	5,069
International Business Machines Corp.	5.700%	9/14/17	29,601	36,089
International Business Machines Corp.	7.625%	10/15/18	14,500	19,622
International Business Machines Corp.	2.900%	11/1/21	8,000	8,523
International Business Machines Corp.	1.875%	8/1/22	11,000	10,690
Microsoft Corp.	1.625%	9/25/15	10,000	10,333
Microsoft Corp.	4.200%	6/1/19	3,800	4,464

	Microsoft Corp.	3.000%	10/1/20	4,000	4,399
	Microsoft Corp.	4.000%	2/8/21	14,000	16,297
	Motorola Solutions Inc.	3.750%	5/15/22	7,000	7,257
	Oracle Corp.	5.750%	4/15/18	20,410	25,158
	Oracle Corp.	5.000%	7/8/19	14,000	17,053
	Oracle Corp.	3.875%	7/15/20	18,000	20,647
	Oracle Corp.	2.500%	10/15/22	50,000	50,538
	Pitney Bowes Inc.	5.750%	9/15/17	4,707	5,177
	Texas Instruments Inc.	1.650%	8/3/19	10,000	10,034
	Tyco Electronics Group SA	6.550%	10/1/17	2,990	3,590
	Verisk Analytics Inc.	4.125%	9/12/22	15,000	15,214
	Xerox Corp.	6.350%	5/15/18	5,000	5,831
	Xerox Corp.	5.625%	12/15/19	8,000	9,009
	Xerox Corp.	4.500%	5/15/21	6,100	6,418

	Transportation (1.5%)
	Burlington Northern Santa Fe LLC	8.125%	4/15/20	5,000	6,679
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,000	3,271
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	4,000	4,294
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	11,000	11,439
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	3,000	3,119
	Canadian National Railway Co.	5.800%	6/1/16	4,000	4,668
	Canadian National Railway Co.	5.550%	5/15/18	5,275	6,398
	Canadian National Railway Co.	5.550%	3/1/19	5,000	6,120
	Canadian National Railway Co.	2.850%	12/15/21	7,380	7,775
5	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	2,354	2,560
5	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	604	648
5	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	1,556	1,766
5	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	1,733	1,896
3	Continental Airlines 2006-1 Class G Pass
	Through Trust	0.768%	6/2/15	4,307	4,229
5	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	11/10/19	4,509	5,202
5	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	5,500	5,775
5	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	5,000	5,237
5	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	1,550	1,624
	CSX Corp.	7.900%	5/1/17	5,000	6,344
	CSX Corp.	7.375%	2/1/19	3,375	4,320
	CSX Corp.	4.250%	6/1/21	15,000	16,893
[5,8] Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	2,183	2,413
5	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	2,335	2,621
5	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	12/17/19	5,749	6,583
5	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	9,373	10,450
5	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	5/7/20	6,270	6,646
6	ERAC USA Finance LLC	6.375%	10/15/17	6,370	7,723

6	ERAC USA Finance LLC	5.250%	10/1/20	3,750	4,295
6	ERAC USA Finance LLC	4.500%	8/16/21	5,000	5,519
	JB Hunt Transport Services Inc.	3.375%	9/15/15	4,920	5,096
3,5,8JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.764%	6/15/15	1,364	1,339
3,5,8JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.809%	9/15/15	2,540	2,441
3,5,8JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.884%	5/15/18	2,465	2,151
	Ryder System Inc.	7.200%	9/1/15	11,000	12,669
	Ryder System Inc.	3.600%	3/1/16	9,755	10,355
	Ryder System Inc.	2.500%	3/1/17	2,000	2,049
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	4,158	4,844
	Union Pacific Corp.	4.000%	2/1/21	5,000	5,659
	Union Pacific Corp.	2.950%	1/15/23	3,000	3,116
	United Parcel Service Inc.	5.500%	1/15/18	5,100	6,178
	United Parcel Service Inc.	3.125%	1/15/21	32,200	35,057
	United Parcel Service Inc.	2.450%	10/1/22	35,700	36,401
					7,835,359
Utilities (6.5%)
	Electric (4.7%)
	Ameren Illinois Co.	6.125%	11/15/17	5,000	6,065
	Ameren Illinois Co.	2.700%	9/1/22	12,949	13,221
	Appalachian Power Co.	4.600%	3/30/21	5,000	5,821
	Carolina Power & Light Co.	5.300%	1/15/19	6,985	8,536
	Carolina Power & Light Co.	3.000%	9/15/21	13,000	13,846
	Carolina Power & Light Co.	2.800%	5/15/22	4,800	5,030
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	10,375	10,440
	CenterPoint Energy Inc.	5.950%	2/1/17	8,115	9,465
	Cleco Power LLC	6.650%	6/15/18	2,000	2,425
	CMS Energy Corp.	6.250%	2/1/20	7,635	9,032
	CMS Energy Corp.	5.050%	3/15/22	7,825	8,647
	Commonwealth Edison Co.	5.950%	8/15/16	5,000	5,895
	Commonwealth Edison Co.	5.800%	3/15/18	13,500	16,660
	Commonwealth Edison Co.	4.000%	8/1/20	13,291	15,078
	Commonwealth Edison Co.	3.400%	9/1/21	3,872	4,260
	Connecticut Light & Power Co.	5.500%	2/1/19	10,475	12,548
	Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	5,000	6,549
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	13,890	17,921
	Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,985	3,502
	Consumers Energy Co.	6.125%	3/15/19	5,000	6,220
	Consumers Energy Co.	6.700%	9/15/19	12,790	16,723
	Consumers Energy Co.	2.850%	5/15/22	7,000	7,428
	Detroit Edison Co.	3.450%	10/1/20	6,100	6,773
	Detroit Edison Co.	3.900%	6/1/21	11,290	12,840
	Detroit Edison Co.	2.650%	6/15/22	6,448	6,733
	Dominion Resources Inc.	6.400%	6/15/18	2,000	2,510
	Dominion Resources Inc.	5.200%	8/15/19	2,000	2,414
	Duke Energy Carolinas LLC	1.750%	12/15/16	2,875	2,984
	Duke Energy Carolinas LLC	4.300%	6/15/20	8,000	9,233
	Duke Energy Carolinas LLC	3.900%	6/15/21	6,815	7,772
	Duke Energy Indiana Inc.	3.750%	7/15/20	16,950	18,866
	Duke Energy Ohio Inc.	5.450%	4/1/19	5,000	6,127
6	Enel Finance International NV	5.125%	10/7/19	3,500	3,695
	Entergy Arkansas Inc.	3.750%	2/15/21	3,770	4,130
	Entergy Corp.	4.700%	1/15/17	3,500	3,821

	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	1,260	1,498
	Entergy Louisiana LLC	4.800%	5/1/21	10,510	12,142
	Entergy Texas Inc.	7.125%	2/1/19	5,485	6,979
	Exelon Generation Co. LLC	4.000%	10/1/20	3,000	3,217
	FirstEnergy Solutions Corp.	4.800%	2/15/15	5,000	5,417
	Florida Power Corp.	5.800%	9/15/17	6,737	8,268
	Florida Power Corp.	5.650%	6/15/18	5,665	6,939
	Florida Power Corp.	3.100%	8/15/21	8,210	8,758
[5,6] FPL Energy Marcus Hook LP		7.590%	7/10/18	5,329	5,414
	Georgia Power Co.	5.700%	6/1/17	1,185	1,429
	Georgia Power Co.	5.400%	6/1/18	8,000	9,691
	Georgia Power Co.	2.850%	5/15/22	8,000	8,376
	Indiana Michigan Power Co.	7.000%	3/15/19	5,000	6,233
6	ITC Holdings Corp.	6.050%	1/31/18	7,500	8,916
6	Kansas Gas & Electric Co.	6.700%	6/15/19	3,000	3,837
	Kentucky Utilities Co.	3.250%	11/1/20	7,109	7,774
	LG&E & KU Energy LLC	3.750%	11/15/20	2,500	2,642
	LG&E & KU Energy LLC	4.375%	10/1/21	13,380	14,777
	Metropolitan Edison Co.	7.700%	1/15/19	5,000	6,336
	MidAmerican Energy Co.	5.300%	3/15/18	12,957	15,648
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	5,000	6,039
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	7,691	9,134
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	7,000	8,502
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	9,980	14,740
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	2/15/22	2,750	2,922
	Nevada Power Co.	6.500%	8/1/18	3,662	4,640
	Nevada Power Co.	7.125%	3/15/19	5,000	6,541
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	8,976	10,642
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	13,700	15,366
5	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,850	3,032
	Northern States Power Co.	2.150%	8/15/22	5,500	5,501
	NSTAR Electric Co.	5.625%	11/15/17	3,000	3,643
	NSTAR Electric Co.	2.375%	10/15/22	7,700	7,739
	NSTAR LLC	4.500%	11/15/19	7,000	7,932
	Ohio Power Co.	6.000%	6/1/16	4,000	4,633
	Pacific Gas & Electric Co.	5.625%	11/30/17	8,400	10,219
	Pacific Gas & Electric Co.	3.500%	10/1/20	28,000	30,739
	Pacific Gas & Electric Co.	4.250%	5/15/21	7,650	8,871
	Pacific Gas & Electric Co.	3.250%	9/15/21	5,000	5,396
	PacifiCorp	5.500%	1/15/19	11,244	13,747
	PacifiCorp	3.850%	6/15/21	15,994	18,097
	PacifiCorp	2.950%	2/1/22	2,975	3,153
	Peco Energy Co.	5.350%	3/1/18	8,633	10,445
	Peco Energy Co.	2.375%	9/15/22	11,000	11,250
	Pennsylvania Electric Co.	6.050%	9/1/17	7,000	8,241
	Portland General Electric Co.	6.100%	4/15/19	3,000	3,724
	Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,414
	PPL Electric Utilities Corp.	3.000%	9/15/21	15,868	16,953
6	PPL WEM Holdings plc	3.900%	5/1/16	2,875	3,045
6	PPL WEM Holdings plc	5.375%	5/1/21	3,000	3,387
	Progress Energy Inc.	3.150%	4/1/22	5,000	5,140
	Public Service Co. of Colorado	5.800%	8/1/18	10,200	12,496
	Public Service Co. of Colorado	5.125%	6/1/19	2,500	3,027

Public Service Co. of Colorado	3.200%	11/15/20	5,000	5,475
Public Service Co. of Colorado	2.250%	9/15/22	8,000	8,072
Public Service Co. of New Mexico	7.950%	5/15/18	6,923	8,424
Public Service Electric & Gas Co.	5.300%	5/1/18	3,000	3,609
Public Service Electric & Gas Co.	3.500%	8/15/20	8,000	8,947
Puget Energy Inc.	6.500%	12/15/20	10,000	11,399
San Diego Gas & Electric Co.	3.000%	8/15/21	3,000	3,241
SCANA Corp.	6.250%	4/1/20	2,500	2,965
SCANA Corp.	4.750%	5/15/21	3,250	3,563
SCANA Corp.	4.125%	2/1/22	11,000	11,549
Sierra Pacific Power Co.	6.000%	5/15/16	2,500	2,930
Southern California Edison Co.	5.500%	8/15/18	6,915	8,557
Southern California Edison Co.	3.875%	6/1/21	14,325	16,433
Southwestern Electric Power Co.	5.550%	1/15/17	3,000	3,407
Southwestern Electric Power Co.	3.550%	2/15/22	4,505	4,765
6 SP PowerAssets Ltd.	5.000%	10/22/13	15,000	15,502
Tampa Electric Co.	6.100%	5/15/18	6,500	8,199
Tampa Electric Co.	5.400%	5/15/21	9,000	11,112
Tampa Electric Co.	2.600%	9/15/22	8,000	8,191
UIL Holdings Corp.	4.625%	10/1/20	7,000	7,591
Virginia Electric & Power Co.	5.950%	9/15/17	5,000	6,158
Virginia Electric & Power Co.	5.400%	4/30/18	12,001	14,577
Virginia Electric & Power Co.	5.000%	6/30/19	1,930	2,285
Virginia Electric & Power Co.	3.450%	9/1/22	2,292	2,514
Western Massachusetts Electric Co.	3.500%	9/15/21	5,000	5,347
5 Wisconsin Energy Corp.	6.250%	5/15/67	7,915	8,489
Wisconsin Power & Light Co.	5.000%	7/15/19	4,500	5,327
Xcel Energy Inc.	4.700%	5/15/20	3,250	3,848

Natural Gas (1.8%)
AGL Capital Corp.	5.250%	8/15/19	3,000	3,594
Atmos Energy Corp.	8.500%	3/15/19	5,000	6,706
British Transco Finance Inc.	6.625%	6/1/18	7,500	9,265
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,000	3,433
DCP Midstream Operating LP	4.950%	4/1/22	5,000	5,350
El Paso Natural Gas Co. LLC	5.950%	4/15/17	3,000	3,486
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	10,000	10,668
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	3,000	3,622
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	10,500	11,886
Enbridge Energy Partners LP	6.500%	4/15/18	4,525	5,521
Enbridge Energy Partners LP	5.200%	3/15/20	2,500	2,908
5 Enbridge Energy Partners LP	8.050%	10/1/77	1,110	1,268
Energy Transfer Partners LP	5.950%	2/1/15	2,769	3,060
Energy Transfer Partners LP	6.700%	7/1/18	1,000	1,223
Energy Transfer Partners LP	9.700%	3/15/19	4,432	5,942
Energy Transfer Partners LP	9.000%	4/15/19	2,334	3,093
Energy Transfer Partners LP	4.650%	6/1/21	7,500	8,340
Energy Transfer Partners LP	5.200%	2/1/22	15,000	17,140
Enterprise Products Operating LLC	6.650%	4/15/18	15,000	18,846
6 GDF Suez	2.875%	10/10/22	5,000	5,047
6 Gulf South Pipeline Co. LP	6.300%	8/15/17	7,000	8,232
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	7,322
Kinder Morgan Energy Partners LP	6.850%	2/15/20	10,100	12,861
Kinder Morgan Energy Partners LP	3.450%	2/15/23	5,000	5,244
Magellan Midstream Partners LP	6.550%	7/15/19	5,300	6,572
6 Mega Advance Investments Ltd.	5.000%	5/12/21	2,000	2,232
Nisource Finance Corp.	6.400%	3/15/18	4,963	6,057

	Nisource Finance Corp.	6.800%	1/15/19	1,500	1,834
	Nisource Finance Corp.	4.450%	12/1/21	5,000	5,564
	ONEOK Partners LP	6.150%	10/1/16	2,515	2,942
	ONEOK Partners LP	8.625%	3/1/19	2,000	2,660
	ONEOK Partners LP	3.375%	10/1/22	4,000	4,167
	Plains All American Pipeline LP / PAA
	Finance Corp.	6.500%	5/1/18	5,000	6,161
	Plains All American Pipeline LP / PAA
	Finance Corp.	5.750%	1/15/20	5,000	6,083
	Sempra Energy	6.500%	6/1/16	8,000	9,494
	Sempra Energy	6.150%	6/15/18	10,009	12,389
	Sempra Energy	9.800%	2/15/19	4,340	6,161
	Sempra Energy	2.875%	10/1/22	7,000	7,144
	TransCanada PipeLines Ltd.	6.500%	8/15/18	13,000	16,453
	TransCanada PipeLines Ltd.	3.800%	10/1/20	25,732	29,248
	TransCanada PipeLines Ltd.	2.500%	8/1/22	30,000	30,447
5	TransCanada PipeLines Ltd.	6.350%	5/15/67	4,000	4,289
	Williams Partners LP	5.250%	3/15/20	12,000	14,119
	Williams Partners LP	3.350%	8/15/22	5,000	5,170
	Williams Partners LP / Williams Partners
	Finance Corp.	7.250%	2/1/17	10,750	13,205
					1,277,775
Total Corporate Bonds (Cost $13,450,599)					14,786,184
Sovereign Bonds (U.S. Dollar-Denominated) (3.2%)
6	Abu Dhabi National Energy Co.	6.165%	10/25/17	1,000	1,167
6	Aruba	4.625%	9/14/23	1,000	1,008
	Asian Development Bank	1.125%	3/15/17	4,000	4,059
	Asian Development Bank	1.875%	10/23/18	3,000	3,147
6	Banco del Estado de Chile	4.125%	10/7/20	2,500	2,734
	Banco do Brasil SA	3.875%	1/23/17	1,115	1,165
	Banco do Brasil SA	3.875%	10/10/22	1,000	997
6	Banco do Nordeste do Brasil SA	4.375%	5/3/19	1,000	1,030
6	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	6,500	6,769
6	Bank Nederlandse Gemeenten	1.375%	9/27/17	1,500	1,508
6	Bank of China Hong Kong Ltd.	5.550%	2/11/20	1,500	1,706
6	Bermuda	5.603%	7/20/20	2,300	2,713
	Canada	0.875%	2/14/17	5,000	5,048
	Cayman Islands	5.950%	11/24/19	500	585
6	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	1,000	1,119
6	CEZ AS	4.250%	4/3/22	1,000	1,068
	China Development Bank Corp.	5.000%	10/15/15	1,500	1,656
6	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	2,500	2,691
	Corp. Andina de Fomento	3.750%	1/15/16	11,500	12,071
6	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	500	564
6	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	2,500	2,704
	Ecopetrol SA	7.625%	7/23/19	5,000	6,500
[5,6] ENA Norte Trust		4.950%	4/25/28	2,000	2,065
	European Investment Bank	2.250%	3/15/16	8,000	8,409
	European Investment Bank	2.125%	7/15/16	10,000	10,459
	European Investment Bank	2.875%	9/15/20	20,000	21,360
	Export-Import Bank of Korea	5.875%	1/14/15	3,000	3,294
	Export-Import Bank of Korea	4.125%	9/9/15	2,000	2,158
	Export-Import Bank of Korea	5.125%	6/29/20	2,000	2,356
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,176
	Federative Republic of Brazil	6.000%	1/17/17	6,000	7,110

	Federative Republic of Brazil	5.875%	1/15/19	15,000	18,487
	Federative Republic of Brazil	4.875%	1/22/21	14,500	17,441
	Federative Republic of Brazil	2.625%	1/5/23	2,000	1,992
6	Industrial Bank of Korea	7.125%	4/23/14	1,700	1,838
	Inter-American Development Bank	1.375%	10/18/16	3,000	3,074
	International Finance Corp.	1.000%	4/24/17	6,700	6,744
6	IPIC GMTN Ltd.	5.500%	3/1/22	800	924
9	Japan Bank for International Cooperation	2.500%	5/18/16	8,000	8,470
9	Japan Bank for International Cooperation	2.125%	2/7/19	5,000	5,189
10 KFW		0.625%	4/24/15	25,000	24,963
10 KFW		1.250%	2/15/17	20,000	20,327
10 KFW		2.625%	1/25/22	5,000	5,306
10 KFW		2.000%	10/4/22	2,000	2,003
6	Kommunalbanken AS	1.000%	9/26/17	1,500	1,495
	Korea Development Bank	8.000%	1/23/14	5,000	5,396
	Korea Development Bank	3.875%	5/4/17	5,000	5,399
	Korea Finance Corp.	3.250%	9/20/16	1,000	1,052
	Korea Finance Corp.	4.625%	11/16/21	2,000	2,256
6	Korea Western Power Co. Ltd.	3.125%	5/10/17	1,300	1,361
6	Kowloon-Canton Railway Corp.	5.125%	5/20/19	2,500	2,910
[10] Landwirtschaftliche Rentenbank		2.125%	7/15/16	5,000	5,254
[10] Landwirtschaftliche Rentenbank		1.375%	10/23/19	2,000	1,998
	North American Development Bank	2.400%	10/26/22	1,300	1,310
	Pemex Project Funding Master Trust	5.750%	3/1/18	15,500	18,136
6	Pertamina Persero PT	6.000%	5/3/42	1,000	1,135
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	9,500	10,079
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	3,000	3,174
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	20,830	24,011
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	3,000	3,435
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	24,775	27,996
	Petroleos Mexicanos	4.875%	3/15/15	3,000	3,240
	Petroleos Mexicanos	6.000%	3/5/20	2,000	2,388
	Petroleos Mexicanos	5.500%	1/21/21	6,500	7,605
	Petroleos Mexicanos	4.875%	1/24/22	16,000	18,155
[5,6] Petroleum Co. of Trinidad & Tobago Ltd.		6.000%	5/8/22	250	270
6	Petronas Capital Ltd.	5.250%	8/12/19	2,000	2,388
	Province of British Columbia	1.200%	4/25/17	3,000	3,059
	Province of British Columbia	2.650%	9/22/21	1,500	1,594
	Province of Manitoba	1.750%	5/30/19	2,000	2,032
	Province of New Brunswick	2.750%	6/15/18	2,500	2,701
	Province of Ontario	3.000%	7/16/18	15,000	16,389
	Province of Ontario	4.000%	10/7/19	4,500	5,180
	PTT PCL	3.375%	10/25/22	2,000	1,963
[6,11]Qatari Diar Finance QSC		3.500%	7/21/15	500	528
6	Qtel International Finance Ltd.	4.750%	2/16/21	1,500	1,697
	Quebec	2.750%	8/25/21	8,000	8,365
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	2,725	2,951
	Republic of Chile	3.250%	9/14/21	4,700	5,108
	Republic of Columbia	7.375%	1/27/17	6,000	7,470
	Republic of Columbia	7.375%	3/18/19	3,000	3,960
	Republic of Columbia	4.375%	7/12/21	11,200	12,897
6	Republic of Iceland	4.875%	6/16/16	1,000	1,052
6	Republic of Indonesia	5.875%	3/13/20	1,450	1,733
	Republic of Italy	3.125%	1/26/15	4,000	4,040
	Republic of Italy	4.750%	1/25/16	1,000	1,046
	Republic of Italy	5.250%	9/20/16	6,000	6,346
	Republic of Italy	5.375%	6/12/17	12,000	12,766

	Republic of Korea	4.250%	6/1/13	5,000	5,093
	Republic of Korea	7.125%	4/16/19	3,000	3,905
6	Republic of Namibia	5.500%	11/3/21	500	563
	Republic of Panama	7.250%	3/15/15	2,250	2,564
	Republic of Panama	5.200%	1/30/20	5,000	6,053
	Republic of Peru	7.125%	3/30/19	2,000	2,630
	Republic of Poland	3.875%	7/16/15	3,000	3,214
	Republic of Poland	6.375%	7/15/19	2,000	2,486
	Republic of Poland	5.125%	4/21/21	7,000	8,196
	Republic of Poland	3.000%	3/17/23	650	642
6	Republic of Serbia	7.250%	9/28/21	1,000	1,070
6	Republic of Slovenia	5.500%	10/26/22	1,000	1,000
	Republic of South Africa	6.875%	5/27/19	2,000	2,495
	Republic of South Africa	5.500%	3/9/20	8,000	9,360
	Republic of South Africa	4.665%	1/17/24	4,000	4,420
6	Republic of Zambia	5.375%	9/20/22	1,000	1,009
6	Russian Federation	4.500%	4/4/22	2,000	2,238
6	Russian Federation	5.625%	4/4/42	300	360
	State of Israel	5.125%	3/26/19	2,550	2,965
6	State of Qatar	5.250%	1/20/20	1,000	1,190
	Svensk Exportkredit AB	1.750%	10/20/15	3,000	3,080
6	TDIC Finance Ltd.	6.500%	7/2/14	2,600	2,782
6	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	986
	United Mexican States	5.875%	2/17/14	1,000	1,061
	United Mexican States	6.625%	3/3/15	1,000	1,130
	United Mexican States	5.625%	1/15/17	25,300	29,593
	United Mexican States	5.950%	3/19/19	5,000	6,175
	United Mexican States	5.125%	1/15/20	17,000	20,299
	United Mexican States	3.625%	3/15/22	5,000	5,474
Total Sovereign Bonds (Cost $587,479)					623,507
Taxable Municipal Bonds (0.2%)
	California Educational Facilities Authority
	Revenue (Stanford University)	4.750%	5/1/19	1,850	2,205
	California GO	5.750%	3/1/17	10,000	11,512
	Illinois GO	5.365%	3/1/17	4,500	4,994
	Johns Hopkins University Maryland GO	5.250%	7/1/19	1,400	1,688
	Louisiana Local Government Environmental
	Facility & Community Development
	Authority Revenue	3.220%	2/1/21	12,000	12,724
	Louisiana Local Government Environmental
	Facility & Community Development
	Authority Revenue	3.450%	2/1/22	5,475	5,981
3	Mississippi GO (Nissan North America, Inc.
	Project)	0.914%	11/1/17	5,520	5,520
Total Taxable Municipal Bonds (Cost $40,962)					44,624
Tax-Exempt Municipal Bonds (0.0%)
[13] New York City NY Industrial Development
	Agency Special Facility Revenue (American
	Airlines Inc. John F. Kennedy International
	Airport Project) (Cost $1,772)	7.500%	8/1/16	1,825	1,916
				Shares
Convertible Preferred Stocks (0.0%)
7	Lehman Brothers Holdings Inc. Pfd. (Cost $8,740)	7.250%		8,740	—
Preferred Stocks (0.0%)
	Aspen Insurance Holdings Ltd. Pfd. (Cost $1,992)	7.401%		76,950	2,073

Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
[12] Vanguard Market Liquidity Fund (Cost $221,356)	0.167%	221,356,457	221,356

Total Investments (98.9%) (Cost $17,861,060)			19,353,929
Other Assets and Liabilities-Net (1.1%)			212,515
Net Assets (100%)			19,566,444

1 Securities with a value of $8,329,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $1,515,000 have been segregated as collateral for open swap contracts.
3 Adjustable-rate security.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, the aggregate value of these securities was $1,610,668,000, representing 8.2% of net assets.
7 Non-income-producing security--security in default.
8 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the State of Qatar.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13 Security made only partial interest payments during the period ended October 31, 2012.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Intermediate-Term Investment-Grade Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,584,786	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,089,483	—
Corporate Bonds	—	14,786,156	28
Sovereign Bonds	—	623,507	—
Taxable Municipal Bonds	—	44,624	—
Tax-Exempt Municipal Bonds	—	1,916	—
Convertible Preferred Stocks	—	—	—
Preferred Stocks	2,073	—	—
Temporary Cash Investments	221,356	—	—
Futures Contracts—Assets[1]	3,329	—	—
Futures Contracts—Liabilities[1]	(3,142)	—	—
Swap Contracts—Assets	—	35,494	—
Swap Contracts—Liabilities	—	(681)	—
Total	223,616	19,165,285	28
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2012	12,133	1,507,525	(526)
10-Year U.S. Treasury Note	December 2012	(3,186)	(423,838)	(49)
30-Year U.S. Treasury Bond	December 2012	(2,344)	(349,989)	(4,250)
2-Year U.S. Treasury Note	December 2012	(405)	(89,233)	(2)
Ultra Long U.S. Treasury Bond	December 2012	165	27,240	(92)

Intermediate-Term Investment-Grade Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay amounts due to the fund. Upon a counterparty default, a fund's risk of loss, or exposure, is the amount of unrealized appreciation on the swap plus the cost of initiating a new swap with a new counterparty. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and by requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At October 31, 2012, the fund had the following open swap contacts:

Intermediate-Term Investment-Grade Fund

Credit Default Swaps
				Remaining
				Up-Front
				Fee	Periodic	Unrealized
			Notional	Received	Premium	Appreciation
	Termination		Amount	(Paid)	Received (Paid )	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Altria Group Inc./Baa1	12/20/17	GSCM	10,000	(189)	1.000	(34)
Bank of America Corp./Baa2	3/20/15	DBAG	4,400	48	1.000	53
Bank of America Corp./Baa2	12/20/17	MSCS	7,680	291	1.000	61
DirectTV Holdings LLC/Baa2	12/20/17	GSCM	10,000	307	1.000	(9)
HSBC Finance Corp./Baa1	9/20/16	DBAG	4,100	119	1.000	110
Kingdom of Belgium/Aa3	9/20/17	RBS	1,200	54	1.000	70
Lockheed Martin Corp./Baa1	12/20/17	JPMC	10,000	(174)	1.000	(1)
Lowes Company Inc./A3	12/20/17	CSFBI	10,000	(149)	1.000	5
Nordstrom Inc./Baa1	12/20/17	JPMC	10,000	(175)	1.000	(66)
Pearson plc/Baa1	12/20/17	BARC	10,000	(194)	1.000	(46)
Roche Holdings Inc./A1	12/20/17	BOANA	10,000	(302)	1.000	(9)
Telstra Corp/A2	12/20/17	DBAG	10,000	(39)	1.000	76
United Health Group Inc./A3	3/20/17	DBAG	5,000	2	1.000	83
			102,380			293
Credit Protection Purchased
Aetna Inc.	12/20/17	DBAG	6,000	111	(1.000)	(15)
Avon Products Inc.	12/20/17	BOANA	6,000	(9)	(5.000)	116
Bank of America Corp.	12/20/14	BARC	3,130	(15)	(1.000)	(33)
Bank of America Corp.	12/20/14	DBAG	3,130	(16)	(1.000)	(35)
Caterpillar Inc.	12/20/17	DBAG	6,000	14	(1.000)	(20)
Cisco System Inc.	12/20/17	JPMC	6,000	59	(1.000)	(20)
Danske Bank A/S	12/20/15	BARC	2,645	(10)	(1.000)	(1)
Devon Energy Corp.	12/20/17	MSCS	6,000	65	(1.000)	(4)
Encana Corp.	12/20/17	BOANA	6,000	(160)	(1.000)	(32)
Federative Republic of Brazil	12/20/15	BOANA	1,500	(12)	(1.000)	(25)
Freeport-McMoran Copper &
Gold Inc.	12/20/17	GSCM	6,000	(118)	(1.000)	17
Merrill Lynch & Co. Inc.	12/20/17	MSCS	7,680	(267)	(1.000)	(38)
Morgan Stanley	9/20/15	BARC	4,400	(138)	(1.000)	(82)
Newell Rubbermaid Inc.	12/20/17	BOANA	6,000	29	(1.000)	(11)
Republic of Austria	9/20/17	BNPSW	1,200	(28)	(1.000)	(62)
Textron Inc.	12/20/17	DBAG	6,000	(102)	(1.000)	18
United Mexican States	12/20/15	BOANA	1,500	(14)	(1.000)	(33)
Walt Disney Co.	12/20/17	BOANA	6,000	228	(1.000)	446

Intermediate-Term Investment-Grade Fund

Wells Fargo & Co.	3/20/15	GSCM	4,400	(18)	(1.000)	(91)
			89,585			95
			191,965			388

1 BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
BNPSW—BNP Paribas.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JPMorgan Chase Bank N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBS—The Royal Bank of Scotland plc.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

Interest Rate Swaps
			Fixed
			Interest Rate	Floating	Unrealized
		Notional	Received	Interest Rate	Appreciation
		Amount	(Paid)	Received	(Depreciation)
Termination Date Counterparty[1]		($000)	(%)	(Paid)	($000)
				(%)
12/6/12	BARC	12,750	2.325	(0.412) [3]	23
12/15/12	WFC	37,130	1.715	(0.214) [2]	67
12/15/12	WFC	7,280	1.763	(0.214) [2]	14
1/15/13	WFC	6,820	1.770	(0.340) [3]	20
2/15/13	WFC	1,450	0.910	(0.214) [2]	3
2/15/13	WFC	234	0.801	(0.214) [2]	-
2/15/13	WFC	10,170	1.725	(0.214) [2]	44
2/15/13	WFC	725	1.890	(0.214) [2]	3
2/15/13	WFC	11,800	1.705	(0.214) [2]	50
2/20/13	WFC	5,135	0.799	(0.211) [2]	9
2/20/13	WFC	6,220	1.926	(0.211) [2]	32
6/2/13	BOANA	4,307	0.755	(0.418) [3]	10
9/15/13	GSCM	12,000	1.254	(0.214) [2]	107
9/15/13	WFC	4,374	0.698	(0.214) [2]	18
10/15/13	WFC	3,430	1.023	(0.214) [2]	26
10/15/13	WFC	4,000	0.410	(0.214) [2]	7
12/1/13	GSCM	41,858	2.584	(0.418) [3]	1,014
12/1/13	WFC	13,486	2.582	(0.418) [3]	326
12/1/13	GSCM	2,540	2.584	(0.418) [3]	62

Intermediate-Term Investment-Grade Fund

2/14/14	WFC	21,200	1.022	(0.214) [2]	211
2/25/14	WFC	8,890	0.201	(0.211) [2]	(3)
3/6/14	GSCM	18,138	2.448	(0.219) [2]	535
5/15/14	GSCM	1,000	1.528	(0.214) [2]	19
5/16/14	WFC	8,640	1.083	(0.437) [3]	97
6/15/14	WFC	1,200	1.150	(0.214) [2]	17
6/15/14	WFC	40	2.577	(0.214) [2]	1
6/15/14	WFC	4,400	2.338	(0.214) [2]	147
8/15/14	GSCM	620	1.350	(0.214) [2]	12
8/15/14	JPMC	3,505	1.501	(0.214) [2]	77
8/15/14	BOANA	1,700	0.266	(0.214) [2]	1
9/22/14	BOANA	18,000	0.553	(0.211) [2]	92
10/15/14	WFC	6,455	1.130	(0.214) [2]	106
12/15/14	GSCM	3,467	0.553	(0.214) [2]	535
2/15/15	WFC	9,600	1.868	(0.214) [2]	339
2/15/15	BOANA	2,790	1.799	(0.214) [2]	94
2/15/15	WFC	8,600	1.634	(0.214) [2]	258
2/17/15	GSCM	14,170	2.555	(0.435) [3]	696
2/20/15	BARC	9,200	0.536	(0.211) [2]	47
3/24/15	GSCM	1,520	2.910	(0.211) [2]	94
5/15/15	CSFBI	13,500	0.581	(0.214) [2]	84
7/15/15	CSFBI	12,100	0.393	(0.214) [2]	13
8/15/15	GSCM	57,710	1.588	(0.214) [2]	1,958
9/15/15	BOANA	20,300	0.388	(0.318) [2]	9
10/21/15	WFC	18,475	1.485	(0.319) [3]	556
2/22/16	BNPSW	2,050	0.522	(0.434) [3]	1
5/16/16	GSCM	10,800	0.434	(0.214) [2]	46
5/19/16	WFC	8,700	1.454	(0.434) [3]	155
6/1/16	WFC	6,225	2.910	(0.418) [3]	521
6/15/16	BOANA	12,900	0.299	(0.265) [2]	(11)
10/25/16	WFC	15,200	1.714	(0.315) [3]	655
1/15/17	BARC	1,130	2.971	(0.214) [2]	112
2/15/17	BARC	1,490	3.180	(0.214) [2]	163
2/15/17	GSCM	365	3.433	(0.214) [2]	44
2/15/17	WFC	17,000	3.373	(0.214) [2]	1,995
2/15/17	BOANA	58,800	1.875	(0.214) [2]	3,169
2/15/17	WFC	5,700	2.407	(0.214) [2]	436
2/15/17	WFC	950	2.407	(0.214) [2]	73
2/15/17	WFC	400	0.714	(0.214) [2]	2
2/15/17	BARC	1,145	2.287	(0.214) [2]	82
4/20/17	GSCM	13,000	0.960	(0.211) [2]	186

Intermediate-Term Investment-Grade Fund

5/5/17	BOANA	19,000	0.876	(0.214) [2]	197
5/15/17	BNPSW	21,000	0.906	(0.214) [2]	242
6/15/17	RABO	10,000	0.851	(0.214) [2]	84
9/15/17	WFC	1,100	2.345	(0.214) [2]	86
9/15/17	GSCM	9,295	2.533	(0.214) [2]	810
9/15/17	BOANA	5,910	0.755	(0.214) [2]	11
9/15/17	BARC	5,400	3.363	(0.214) [2]	686
9/15/17	GSCM	24,600	3.520	(0.214) [2]	3,309
3/15/19	GSCM	4,990	1.399	(0.214) [2]	112
4/25/19	WFC	5,500	2.756	(0.315) [3]	428
4/25/19	WFC	11,550	2.053	(0.313) [3]	615
4/25/20	GSCM	6,000	2.794	(0.315) [3]	490
4/25/20	JPMC	35,700	3.024	(0.315) [3]	4,388
6/25/21	GSCM	5,720	3.143	(0.369) [3]	674
10/25/21	WFC	6,500	3.328	(0.315) [3]	861
11/25/22	BARC	17,900	2.758	(0.431) [3]	1,648
11/25/22	UBSAG	4,084	2.491	(0.427) [3]	250
1/25/23	WFC	3,000	3.144	(0.315) [3]	371
7/25/23	BARC	24,625	3.483	(0.315) [3]	3,704
					34,425

1BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
GSCM—Goldman Sachs Bank USA.
JPMC—JPMorgan Chase Bank N.A.
RABO—Rabobank International.
UBSAG—UBS AG.
WFC—Wells Fargo Bank N.A.
2Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At October 31, 2012, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts. In the event of default or bankruptcy by a counterparty, the fund may sell or retain the securities, however such action may be subject to legal proceedings.

E. At October 31, 2012, the cost of investment securities for tax purposes was $17,872,002,000. Net unrealized appreciation of investment securities for tax purposes was $1,481,927,000, consisting of

Intermediate-Term Investment-Grade Fund

unrealized gains of $1,555,769,000 on securities that had risen in value since their purchase and $73,842,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2012

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 19, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.